UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4096

MFS MUNICIPAL SERIES TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: March 31

Date of reporting period: June 30, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Alabama Municipal Bond Fund

QUARTERLY REPORT

June 30, 2011

MFS Alabama Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11

Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.9%
Airport Revenue – 1.5%
Birmingham, AL, Airport Authority Rev., N, 5.25%, 2030	$1,000,000	$1,032,530

General Obligations - General Purpose – 7.5%
Auburn, AL, Sewer Rev., “H”, 5.625%, 2033	$1,000,000	$1,076,640
Boaz, AL, School Warrants, “A”, SYNCORA, 5%, 2029	650,000	657,170
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	180,000	171,419
Commonwealth of Puerto Rico, “A”, 6%, 2038	305,000	307,068
Enterprise, AL, School Warrants, ASSD GTY, 5%, 2029	250,000	258,328
Madison, AL, Refunding Warrants, 5.15%, 2039	1,000,000	1,003,690
Maryland State & Local Facilities, “C”, 5%, 2019	750,000	894,998
Puerto Rico Public Buildings Authority Rev., Guaranteed (Government Facilities), “I”, 5.25%, 2033	310,000	295,997
State of California, 6%, 2039	550,000	585,475

		$5,250,785

General Obligations - Improvement – 4.0%
Birmingham, AL, “A”, AMBAC, 4.5%, 2032	$890,000	$827,735
Guam Government, “A”, 6.75%, 2029	260,000	267,145
Guam Government, “A”, 7%, 2039	60,000	61,904
Hoover, AL, Board of Education Capital Outlay Warrants, 5%, 2015	1,000,000	1,118,360
Montgomery, AL, Warrants, SYNCORA, 5%, 2028	500,000	526,860

		$2,802,004

General Obligations - Schools – 10.2%
Bessemer, AL, School Warrants, AMBAC, 5.5%, 2020	$2,015,000	$2,019,272
Huntsville, AL, School Warrants, “B”, 5%, 2029	500,000	535,950
Jefferson County, AL, School Warrants, AGM, 5.5%, 2020	1,750,000	1,676,973
Lee County, AL, School Warrants, ASSD GTY, 4.75%, 2029	880,000	893,869
Madison County, AL, Board of Education, ASSD GTY, 5.125%, 2034	1,000,000	1,014,580
Sumter County, AL, School Warrants, 5.2%, 2039	1,000,000	948,140

		$7,088,784

Healthcare Revenue - Hospitals – 19.8%
Alabama Healthcare Authority Rev. (Baptist Health), “A”, 6%, 2036 (b)	$200,000	$204,506
Alabama Special Care Facilities Financing Authority (Ascension Health Senior Credit), “C-2”, 5%, 2036	750,000	756,263
Alabama Special Care Facilities Financing Authority (Daughters of Charity), ETM, AMBAC, 5%, 2025 (c)	1,500,000	1,503,960
Alabama Special Care Facilities Financing Authority Rev. (Ascension Health), BHAC, 5%, 2039	750,000	754,508
Alexander City, AL, Special Care Facilities Financing Authority Medical Facilities Rev., “A” (Russell Hospital Corp.), 5.75%, 2036	500,000	430,440
Birmingham, AL, Special Care Facilities Financing Authority Health Care Rev. (Children’s Hospital), ASSD GTY, 6%, 2039	750,000	793,913
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 7%, 2036	300,000	286,482
East Alabama Health Care Authority, Health Care Facilities Rev., 5.25%, 2036 (b)	1,000,000	1,033,630
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	435,000	416,504
Health Care Authority for Baptist Health, AL, “D”, 5%, 2021	875,000	876,645
Huntsville, AL, Health Care Authority Rev., “A”, 5%, 2030	1,000,000	957,500
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	255,000	261,462
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	265,000	243,368
Marshall County, AL, Health Care Authority Rev., “A”, 5.75%, 2032	1,065,000	1,046,139
Mobile, AL, Special Care Facilities Financing Authority Rev. (Infirmary Health System, Inc.), “A”, 5.25%, 2030	500,000	479,375

1

MFS Alabama Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	$500,000	$448,510
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	370,000	372,105
University of Alabama at Birmingham, AL, Hospital Rev., “A”, 5.25%, 2025	500,000	508,005
University of Alabama, Birmingham Hospital Rev., “A”, NATL, 5%, 2041	1,650,000	1,529,088
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	505,000	534,750
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	340,000	307,482

		$13,744,635

Industrial Revenue - Other – 0.6%
Fairfield, AL, Environment Improvement Rev. (USX Corp.), 5.4%, 2016	$400,000	$410,636

Industrial Revenue - Paper – 2.1%
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia Pacific Corp.), 5.75%, 2028	$200,000	$190,964
Camden, AL, Industrial Development Board Exempt Facilities Rev., “B” (Weyerhaeuser Co.), 6.375%, 2013 (c)	500,000	562,115
Phenix City, AL, Industrial Development Board Environmental Improvement Rev., “A” (Mead Westvaco Coated Board Project), 6.35%, 2035	750,000	736,380

		$1,489,459

Miscellaneous Revenue - Other – 0.4%
Citizens Property Insurance Corp., “A-1”, 5%, 2020	$165,000	$167,599
Miami-Dade County, FL, Special Obligation, Capital Appreciation, “C”, NATL, 0%, 2028	370,000	121,671

		$289,270

Multi-Family Housing Revenue – 2.6%
Alabama Housing Finance Authority, Multi-Family Residential Development Rev., FHA, 7.25%, 2023	$835,000	$809,391
Alabama Housing Finance Authority, Multi-Family Residential Development Rev., “K” (South Bay Apartments), FNMA, 5.875%, 2021	960,000	978,144

		$1,787,535

Port Revenue – 2.2%
Alabama Port Authority Docks Facility, NATL, 5.25%, 2011 (c)	$1,000,000	$1,011,020
Alabama Port Authority Docks Facility, 6%, 2040	500,000	501,700

		$1,512,720

Sales & Excise Tax Revenue – 2.5%
Baldwin County, AL, Board of Education, Capital Outlay, School Warrants, AMBAC, 5%, 2029	$1,000,000	$1,018,050
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	325,000	325,218
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057 (f)	400,000	391,824

		$1,735,092

Single Family Housing - State – 1.0%
Alabama Housing Finance Authority, Collateral Home Mortgage Bond Program II, “B”, 5.15%, 2019	$20,000	$20,070
Alabama Housing Finance Authority, Single Family Mortgage Rev., “B”, GNMA, 5.375%, 2033	650,000	664,859
Alabama Housing Finance Authority, Single Family Mortgage Rev., Collateral Home Mortgage Bond Program II, “B”, 5.15%, 2019	20,000	20,070

		$704,999

2

MFS Alabama Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Agency - Other – 0.6%
New York State Dormitory Authority Rev. (State University) , “B”, FGIC, 5.25%, 2019	$365,000	$411,282

State & Local Agencies – 5.7%
Alabama Incentives Financing Authority Special Obligations, “A”, 5%, 2029	$1,000,000	$1,031,680
Alabama Public School & College Authority Rev., “A”, 5%, 2019	1,000,000	1,172,660
Alabama Public School & College Authority Rev., “A”, 5%, 2019 (c)	1,000,000	1,196,140
Bessemer, AL, Public Educational Building Authority Rev. (DHR Building Project), “A”, ASSD GTY, 5%, 2030	385,000	395,942
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 2039	145,000	151,344

		$3,947,766

Tax - Other – 1.2%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$95,000	$95,345
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	30,000	30,008
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2029	65,000	60,174
Virgin Islands Public Finance Authority Rev., “B”, 5%, 2025	65,000	64,799
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	400,000	375,808
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 6%, 2039	235,000	235,881

		$862,015

Universities - Colleges – 14.3%
Alabama State University Board of Education Rev. (Chattahoochee Valley Community College), ASSD GTY, 5%, 2034	$1,300,000	$1,314,313
Alabama State University Rev., General Tuition & Fee, ASSD GTY, 5.75%, 2039	1,000,000	1,051,010
Auburn University, General Fee Rev., 5%, 2019	1,000,000	1,163,440
Auburn University, General Fee Rev., AMBAC, 5%, 2029	1,000,000	1,029,320
Auburn University, General Fee Rev., “A”, 5%, 2019	500,000	581,720
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	550,000	562,942
Jacksonville State University, Tuition & Fee Rev., ASSD GTY, 5.125%, 2038	1,000,000	997,760
University of Alabama, General Rev., NATL, 5%, 2034	1,000,000	1,007,980
University of Alabama, General Rev., “A”, NATL, 5%, 2029	1,000,000	1,031,860
University of South Alabama, University Rev., AMBAC, 5%, 2029	1,000,000	1,028,050
University of South Alabama, University Rev., BHAC, 5%, 2038	150,000	150,792

		$9,919,187

Universities - Secondary Schools – 0.3%
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 2041	$190,000	$195,191

Utilities - Investor Owned – 0.1%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 2029 (b)	$70,000	$79,262

Utilities - Municipal Owned – 3.7%
Alabama Municipal Electric Power Authority, “A”, NATL, 5%, 2023	$1,000,000	$1,030,400
Chatom, AL, Industrial Development Board Gulf Opportunity Zone (PowerSouth Energy), “A”, 5%, 2037	1,000,000	1,003,580
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 2033	130,000	141,564
Tuskegee, AL, Utilities Board, AMBAC, 5.5%, 2022	400,000	400,896

		$2,576,440

Utilities - Other – 1.9%
Foley, AL, Utilities Board Utilities Rev., AGM, 5%, 2025	$1,000,000	$1,052,630
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	295,000	300,263

		$1,352,893

Water & Sewer Utility Revenue – 15.7%
Alabama Drinking Water Finance Authority, Revolving Fund Loan, “A”, AMBAC, 6%, 2021	$725,000	$726,581

3

MFS Alabama Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Alabama Drinking Water Finance Authority, Revolving Fund Loan, “C”, AMBAC, 5.75%, 2018	$1,000,000	$1,002,380
Alabaster, AL, Sewer Rev., NATL, 5%, 2029	750,000	725,108
Bessemer, AL, Governmental Utilities Services Corp. Water Supply Rev., ASSD GTY, 5%, 2039	1,000,000	996,970
Birmingham, AL, Waterworks & Sewer Board Rev., “A”, AGM, 4.5%, 2035	400,000	368,388
Birmingham, AL, Waterworks Board Water Rev., “A”, ASSD GTY, 5.125%, 2034	750,000	756,255
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	2,000,000	1,982,940
Cullman, AL, Utilities Board Water Rev., N, 5%, 2026	500,000	521,610
Detroit, MI, Sewer Disposal System Rev., “B”, AGM, 7.5%, 2033	185,000	213,040
Huntsville, AL, Water System Rev., N, 5%, 2017	1,425,000	1,668,333
Montgomery, AL, Waterworks & Sanitary Sewer Board Rev., AGM, 5%, 2024	1,000,000	1,054,130
Tuscumbia, AL, Water & Sewer Rev., AGM, 4.5%, 2040	1,000,000	929,720

		$10,945,455

Total Municipal Bonds		$68,137,940

Money Market Funds (v) – 1.3%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value	889,694	$889,694

Total Investments		$69,027,634

Other Assets, Less Liabilities – 0.8%		563,804

Net Assets – 100.0%		$69,591,438

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Alabama Municipal Fund

Supplemental Information (Unaudited) 6/30/11

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures. The following is a summary of the levels used as of June 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$68,137,940	$—	$68,137,940
Mutual Funds	889,694	—	—	889,694

Total Investments	$889,694	$68,137,940	$—	$69,027,634

Other Financial Instruments
Futures	$9,152	$—	$—	$9,152

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$67,872,491

Gross unrealized appreciation	$1,802,174
Gross unrealized depreciation	(647,031)

Net unrealized appreciation (depreciation)	$1,155,143

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

5

MFS Alabama Municipal Fund

Supplemental Information (Unaudited) 6/30/11 - continued

(3) Derivative Contracts at 6/30/11

Futures Contracts Outstanding at 6/30/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	10	1,230,313	September-2011	14,105

Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	9	1,100,953	September-2011	(4,953)

At June 30, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,096,050	6,319,241	(7,525,597)	889,694

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$624	$889,694

6

MFS® Arkansas Municipal Bond Fund

QUARTERLY REPORT

June 30, 2011

MFS Arkansas Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11

Issuer	Shares/Par	Value ($)
Municipal Bonds – 96.9%
Airport Revenue – 0.4%
Little Rock, AR, Airport Rev., “A”, AGM, 5.25%, 2019	$800,000	$801,224

General Obligations - General Purpose – 8.7%
Arkansas College Savings, Capital Appreciation, “A”, ETM, 0%, 2017 (c)	$1,840,000	$1,639,900
Commonwealth of Puerto Rico, “A”, 5.5%, 2015	2,015,000	2,187,927
Commonwealth of Puerto Rico, “A”, 5.25%, 2027	920,000	913,118
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	335,000	319,031
Commonwealth of Puerto Rico, “A”, 6%, 2038	560,000	563,797
Commonwealth of Puerto Rico, Public Improvement, “A”, CIFG, 5%, 2034	395,000	358,877
Commonwealth of Puerto Rico, Public Improvement, “B”, 6.5%, 2037	2,000,000	2,109,360
Little Rock, AR, Library Construction & Improvement, 5%, 2027	500,000	534,355
Little Rock, AR, Library Construction & Improvement, 5%, 2028	500,000	531,640
Maryland State & Local Facilities, “C”, 5%, 2019	2,000,000	2,386,660
Puerto Rico Public Buildings Authority Rev. (State Office Building), “F”, SYNCORA, 5.25%, 2025	2,000,000	1,994,100
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	385,000	419,284
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2031	420,000	447,863
Puerto Rico Public Buildings Authority Rev., Guaranteed, “Q”, 5.625%, 2039	1,255,000	1,206,319
State of California, 6%, 2039	1,160,000	1,234,820

		$16,847,051

General Obligations - Improvement – 0.4%
Guam Government, “A”, 6.75%, 2029	$515,000	$529,152
Guam Government, “A”, 5.25%, 2037	255,000	217,867
Guam Government, “A”, 7%, 2039	65,000	67,063

		$814,082

General Obligations - Schools – 13.9%
Arkansas College Savings, Capital Appreciation, “B”, ETM, 0%, 2012 (c)	$1,200,000	$1,194,708
Arkansas College Savings, Capital Appreciation, “B”, ETM, 0%, 2013 (c)	1,000,000	986,980
Arkansas College Savings, Capital Appreciation, “B”, ETM, 0%, 2014 (c)	1,150,000	1,118,789
Arkansas College Savings, Capital Appreciation, “B”, ETM, 0%, 2015 (c)	1,100,000	1,047,783
Benton, AR, School District No. 8, 4.85%, 2040	1,895,000	1,892,025
Bentonville, AR, School District No. 6, “A”, 5%, 2024	3,185,000	3,457,126
Bentonville, AR, School District No. 6, “A”, 4.5%, 2040	3,000,000	2,980,680
Cabot, AR, School District No. 4, Lonoke County, “A”, N, AMBAC, 4.7%, 2038	1,500,000	1,486,455
Crittenden County, AR, Community College District, 4.6%, 2035	285,000	277,784
Crittenden County, AR, Community College District, 4.7%, 2040	625,000	608,681
Lincoln, AR, School District No. 48, 4%, 2032	720,000	702,216
Little Rock, AR, School District, 4%, 2033	2,000,000	1,874,940
Northwest Arkansas Community College District, Capital Improvement, AMBAC, 5%, 2028	1,380,000	1,414,431
Pine Bluff, AR, School District No. 003, AGM, 4.125%, 2034	2,070,000	1,860,143
Pulaski, AR, Special School District Construction, 5%, 2035	2,000,000	2,008,960
Rogers, AR, School District Number 030, 4.75%, 2032	935,000	935,496
Springdale, AR, School District No. 050, “A”, 4.625%, 2037	2,000,000	1,922,540
Van Buren, AR, School District No. 42, 4.5%, 2031	375,000	369,191
Van Buren, AR, School District No. 42, 4.625%, 2033	745,000	726,494

		$26,865,422

Healthcare Revenue - Hospitals – 11.1%
Arkansas Development Finance Authority, Health Refunding Rev. (Sister of Mercy), “A”, NATL, 5%, 2013	$2,120,000	$2,187,268
Batesville, AR, Medical District Rev. (White River Medical Center), 5.5%, 2024	750,000	756,833
Baxter County, AR, Hospital Rev. (Baxter Regional Hospital), 5%, 2026	1,000,000	958,090
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	420,000	402,142

1

MFS Arkansas Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Illinois Finance Authority Rev. (Children’s Memorial Hospital), “A”, ASSD GTY, 5.25%, 2047	$825,000	$744,059
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	170,000	172,363
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	510,000	522,923
Independence County, AR, Public Health Education & Housing Facilities Board Rev. (White River Health Systems), 5.75%, 2028	1,000,000	996,730
Indiana Finance Authority Rev. (Sisters of St. Francis Health Services), 5.375%, 2032	1,085,000	1,112,277
Jefferson County, AR, Hospital Rev., Refunding & Improvement (Regional Medical Center), 5.8%, 2021	1,000,000	1,001,110
Jefferson Parish, LA, Hospital Rev., Hospital Service District No. 1 (West Jefferson Medical Center), “B”, AGM, 5.25%, 2028	165,000	165,130
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	545,000	539,632
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 2045	395,000	395,233
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	470,000	431,634
Mena, AR, Hospital Rev., 4.25%, 2021	400,000	375,272
Mena, AR, Hospital Rev., 4.6%, 2024	615,000	572,005
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	110,000	109,804
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	355,000	357,020
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 2039	490,000	486,364
North Carolina Medical Care Commission Health Care Facilities Rev. (Novant Health), “A”, 4.75%, 2043	1,175,000	979,668
North Little Rock, AR, Health Facilities Board Rev. (Baptist Health Facilities), 5.7%, 2022	500,000	501,295
Ohio Higher Educational Facility Commission Rev. (University Hospital Health System), 6.75%, 2039	685,000	712,975
Pulaski County, AR, Hospital Rev. (Arkansas Children’s Hospital Foundation), AGM, 4%, 2020	1,000,000	1,043,850
Pulaski, AR, Hospital Rev. (Arkansas Children’s Hospital), ASSD GTY, 5.5%, 2034	750,000	792,585
Pulaski, AR, Hospital Rev. (Arkansas Children’s Hospital), ASSD GTY, 5.5%, 2039	1,375,000	1,444,025
Sebastian County, AR, Health Facilities Board Hospital Rev., “A”, 5.25%, 2011	1,000,000	1,025,220
Washington County, AR, Hospital Rev. (Regional Medical Center), “A”, 5%, 2035	1,000,000	955,580
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	990,000	1,048,321
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	675,000	610,443

		$21,399,851

Industrial Revenue - Other – 0.2%
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	$335,000	$308,364

Industrial Revenue - Paper – 0.1%
Arkansas Development Finance Authority, Industrial Facilities Rev. (Potlatch Corp.), “A”, 7.75%, 2025	$250,000	$255,490

Miscellaneous Revenue - Other – 0.3%
Citizens Property Insurance Corp., “A-1”, 5%, 2020	$510,000	$518,033

Multi-Family Housing Revenue – 0.5%
Fort Smith, AR, Residential Housing Facilities Board Rev. (Gorman Towers), “A”, GNMA, 5.45%, 2037	$1,000,000	$1,003,470

2

MFS Arkansas Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – 5.8%
Bentonville, AR, Sales & Use Tax, N, AMBAC, 4.375%, 2025	$1,000,000	$1,005,160
Bentonville, AR, Sales & Use Tax, 4%, 2026	1,310,000	1,267,595
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	760,000	760,509
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2029	1,000,000	1,135,700
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “C”, FGIC, 5.5%, 2022	765,000	798,339
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	1,010,000	989,356
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.375%, 2039	1,730,000	1,708,929
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 6%, 2039	815,000	846,704
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	820,000	793,498
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, 0%, 2056	9,770,000	439,748
Springdale, AR, Sales & Use Tax Rev., 5%, 2015	1,420,000	1,530,547

		$11,276,085

Single Family Housing - Local – 3.4%
Harrison, AR, Residential Housing Facilities Board, Single Family Mortgage Rev., ETM, FGIC, 7.4%, 2011 (c)	$4,000,000	$4,043,200
Pulaski County, AR, Public Facilities Board Rev., Capital Appreciation, “C”, FNMA, 0%, 2014	2,750,000	2,526,728

		$6,569,928

Single Family Housing - State – 6.7%
Arkansas Development Finance Authority Home Ownership Rev., Mortgage Backed Securities Program, “A”, GNMA, 4.85%, 2027	$2,000,000	$2,035,000
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, “B”, GNMA, 5%, 2029	125,000	120,620
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, “C”, GNMA, 5.35%, 2027	1,560,000	1,560,187
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, “C”, GNMA, 5.625%, 2035	795,000	843,384
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, “E”, GNMA, 5.4%, 2034	640,000	641,146
Arkansas Development Finance Authority, Mortgage Backed Securities Program Rev., “I”, GNMA, 5.3%, 2033	90,000	90,024
Arkansas Development Finance Authority, Mortgage Rev., “B”, GNMA, 4.85%, 2031	785,000	758,671
Arkansas Development Finance Authority, Mortgage Rev., “B”, GNMA, 5.25%, 2035	1,350,000	1,358,262
Arkansas Development Finance Authority, Single Family Mortgage Rev., “B”, GNMA, 5.125%, 2024	440,000	441,025
Arkansas Development Finance Authority, Single Family Mortgage Rev., “B”, GNMA, 5.7%, 2028	2,915,000	3,004,549
Arkansas Housing Development Agency, Single Family Rev., Mortgage Program, ETM, 8.375%, 2011 (c)	1,000,000	1,000,000
Arkansas State University, Auxiliary Enterprises Rev., AGM, 4.65%, 2040	1,080,000	1,024,186

		$12,877,054

State & Local Agencies – 3.6%
Arkansas Development Finance Authority Rev., “A”, AGM, 5%, 2014	$435,000	$485,460
Arkansas Development Finance Authority Rev., Correctional Facilities, “A”, 5.125%, 2034	500,000	494,985
Arkansas Development Finance Authority Rev., Environmental State Agency Facilities, “A”, AMBAC, 5%, 2040	2,500,000	2,513,600
Arkansas Development Finance Authority, Public Purpose Rev. (Arkansas Game & Fish Commission), AGM, 5%, 2027	3,205,000	3,371,948

		$6,865,993

3

MFS Arkansas Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax - Other – 2.6%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$490,000	$491,779
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	65,000	65,018
Little Rock, AR, Hotel & Restaurant Gross Receipts Tax Rev., 7.375%, 2015	2,400,000	2,619,648
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2029	135,000	124,976
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2039	150,000	130,796
Virgin Islands Public Finance Authority Rev., “B”, 5%, 2025	135,000	134,582
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	940,000	883,149
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 6%, 2039	505,000	506,894

		$4,956,842

Tobacco – 1.2%
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer
Research Center Project), Capital Appreciation, AMBAC, 0%, 2026	$2,000,000	$1,050,960
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AMBAC, 0%, 2027	1,940,000	953,937
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.5%, 2039	290,000	237,878

		$2,242,775

Transportation - Special Tax – 1.0%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, 4.95%, 2026	$1,370,000	$1,364,260
Metropolitan Transportation Authority Rev., NY, “A”, 5%, 2037	490,000	484,311

		$1,848,571

Universities - Colleges – 20.8%
Arkansas State University, Auxiliary Enterprises Rev., AGM, 4.65%, 2035	$1,000,000	$963,720
Arkansas Technical University, Housing Systems Rev., AMBAC, 5.2%, 2026	500,000	541,015
Arkansas University Rev. (Student Fee), AMBAC, 5%, 2032	2,595,000	2,636,027
Conway, AR, Public Facilities Board, Capital Improvement Rev. (Hendrix College), “B”, 5%, 2035	1,000,000	964,530
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	750,000	767,648
New York Dormitory Authority Rev., Non-State Supported Debt (New York University), “A”, 5.25%, 2048	1,605,000	1,635,977
University of Arkansas Rev. (Fayetteville Campus), “A”, 5%, 2026	1,000,000	1,093,550
University of Arkansas Rev. (Fort Smith Campus), 5%, 2028	860,000	911,170
University of Arkansas Rev. (Student Fee-Phillips), 5.1%, 2034	750,000	770,618
University of Arkansas Rev., “A”, 5%, 2033	1,000,000	1,032,710
University of Arkansas, Administration Building Rev. , “A”, 5%, 2038	1,000,000	1,021,440
University of Arkansas, University Construction Rev. (Monticello), AMBAC, 5%, 2025	1,525,000	1,585,802
University of Arkansas, University Construction Rev. (UAMS Campus), “B”, NATL, 5%, 2026	1,405,000	1,479,451
University of Arkansas, University Construction Rev. (UAMS Campus), “B”, NATL, 5%, 2027	2,180,000	2,291,311
University of Arkansas, University Construction Rev. (UAMS Campus), “B”, NATL, 5%, 2034	3,200,000	3,248,608
University of Arkansas, University Facilities Rev. (Fayetteville Campus), FGIC, 5%, 2027	3,155,000	3,216,523
University of Arkansas, University Facilities Rev. (Pine Bluff Campus), “A”, AMBAC, 5%, 2030	1,000,000	1,031,410
University of Arkansas, University Facilities Rev. (UAMS Campus), FGIC, 5%, 2028	2,000,000	2,083,180
University of Arkansas, University Rev. (Fayetteville Campus), FGIC, 5%, 2032	2,500,000	2,520,425
University of Arkansas, University Rev. (UAMS Campus), 4.5%, 2016	750,000	838,560
University of Arkansas, University Rev. (UAMS Campus), 4.5%, 2017	725,000	804,301
University of Arkansas, University Rev. (UAMS Campus), 4.5%, 2018	795,000	880,749
University of Arkansas, University Rev. (UAMS Campus), 4.5%, 2019	320,000	352,429
University of Arkansas, University Rev., Var Fac-Fayetteville Campus, AMBAC, 5%, 2036	2,500,000	2,544,200

4

MFS Arkansas Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
University of California Rev., “J”, AGM, 4.5%, 2035	$1,275,000	$1,154,258
University of Central Arkansas Rev., “C”, ASSD GTY, 4.25%, 2040	3,000,000	2,768,850
University of Puerto Rico Rev., “Q”, 5%, 2036	1,145,000	1,034,794

		$40,173,256

Utilities - Investor Owned – 1.7%
Delaware Economic Development Authority Rev. (Indian River Power LLC), 5.375%, 2045	$865,000	$770,732
Farmington, NM, Pollution Control Rev. (Arizona Public Service Co.), “A”, 4.7%, 2024	710,000	695,892
Independence County, AR, Pollution Control Rev., N, AMBAC, 4.9%, 2022	1,000,000	1,007,730
Jefferson County, AR, Pollution Control Rev. (Entergy Arkansas, Inc., Project), 4.6%, 2017	750,000	750,578

		$3,224,932

Utilities - Municipal Owned – 5.6%
Benton, AR, Public Utility Revenue, AMBAC, 5%, 2031	$1,500,000	$1,525,740
Benton, AR, Utilities Rev., AMBAC, 5%, 2030	470,000	473,318
Benton, AR, Utilities Rev., AMBAC, 5%, 2036	1,000,000	998,510
Guam Power Authority Rev., “A”, 5.5%, 2030	450,000	436,455
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 2033	245,000	266,793
North Little Rock, AR, Electric Rev., “A”, NATL, 6.5%, 2015	4,945,000	5,369,924
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 2030	1,000,000	975,360
Puerto Rico Electric Power Authority, “TT”, 5%, 2027	470,000	457,883
Puerto Rico Electric Power Authority, Power Rev., “XX”, 5.25%, 2040	435,000	412,698

		$10,916,681

Utilities - Other – 0.2%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	$300,000	$301,386
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	155,000	153,957
		$455,343
Water & Sewer Utility Revenue – 8.7%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	$2,000,000	$1,982,940
Detroit, MI, Sewer Disposal System Rev., “B”, AGM, 7.5%, 2033	375,000	431,830
Fort Smith, AR, Water & Sewer Rev., AGM, 5%, 2032 (f)	2,000,000	2,096,280
Fort Smith, AR, Water & Sewer Rev., “C”, AGM, 5.25%, 2020	1,315,000	1,350,413
Hot Springs, AR, Wastewater Rev., ASSD GTY, 4.625%, 2037	1,260,000	1,247,614
Little Rock, AR, Sewer Rev., 5.5%, 2030	750,000	803,483
Little Rock, AR, Sewer Rev., 5.75%, 2038	1,000,000	1,077,040
Little Rock, AR, Sewer Rev., “A”, AGM, 4.375%, 2033	750,000	708,030
Little Rock, AR, Sewer Rev., “C”, AGM, 5%, 2037	3,000,000	3,023,730
Little Rock, AR, Sewer Rev., Refunding & Construction, 5%, 2022	1,750,000	1,755,810
Rogers, AR Sewer Rev., Improvement, AMBAC, 5%, 2037	1,000,000	1,013,540
Wasco, CA, Semitropic Improvement District (Semitropic Water Storage District), “A”, 5%, 2038	1,325,000	1,305,496

		$16,796,206

Total Municipal Bonds		$187,016,653

Money Market Funds (v) – 1.5%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value	2,789,927	$2,789,927

Total Investments		$189,806,580

Other Assets, Less Liabilities – 1.6%		3,149,714

Net Assets – 100.0%		$192,956,294

(c)	Refunded bond.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

5

MFS Arkansas Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
CIFG	CDC IXIS Financial Guaranty
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

MFS Arkansas Municipal Bond Fund

Supplemental Information (Unaudited) 6/30/11

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures. The following is a summary of the levels used as of June 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$187,016,653	$—	$187,016,653
Mutual Funds	2,789,927	—	—	2,789,927

Total Investments	$2,789,927	$187,016,653	$—	$189,806,580

Other Financial Instruments
Futures	$(9,356)	$—	$—	$(9,356)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$188,247,510

Gross unrealized appreciation	$4,489,843
Gross unrealized depreciation	(2,930,773)

Net unrealized appreciation (depreciation)	$1,559,070

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

7

MFS Arkansas Municipal Bond Fund

Supplemental Information (Unaudited) 6/30/11 - continued

(3) Derivative Contracts at 6/30/11

Futures Contracts Outstanding at 6/30/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	17	$2,079,578	September-2011	$(9,356)

At June 30, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Porfolio	9,480,352	8,690,612	(15,381,037)	2,789,927

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Porfolio	$—	$—	$2,449	$2,789,927

8

MFS® California Municipal Bond Fund

QUARTERLY REPORT

June 30, 2011

MFS California Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11

Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.4%
Airport Revenue – 4.6%
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 2035	$780,000	$797,532
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 2029	3,000,000	3,103,980
Orange County, CA, Airport Rev., “A”, 5%, 2031	1,310,000	1,334,156
Sacramento County, CA, Airport Systems Rev., 5%, 2040	2,000,000	1,877,900
San Diego County, CA, Regional Airport Authority Rev., “A”, 5%, 2021	1,500,000	1,611,120
San Diego County, CA, Regional Airport Authority Rev., “A”, 5%, 2040	3,000,000	2,833,560
San Jose, CA, Airport Rev., “A”, BHAC, 5.5%, 2023	2,345,000	2,395,019

		$13,953,267

General Obligations - General Purpose – 5.5%
Commonwealth of Puerto Rico, “A”, 5.5%, 2018	$2,150,000	$2,314,991
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 2020	2,535,000	2,668,949
State of California, 5%, 2034	2,200,000	2,146,958
State of California, 6%, 2039	3,000,000	3,193,500
State of California, 5.5%, 2040	3,670,000	3,771,402
State of California, 5.25%, 2040	2,775,000	2,733,930

		$16,829,730

General Obligations - Improvement – 0.3%
Guam Government, “A”, 6.75%, 2029	$85,000	$87,336
Guam Government, “A”, 5.25%, 2037	815,000	696,320
Guam Government, “A”, 7%, 2039	95,000	98,015

		$881,671

General Obligations - Schools – 10.0%
Antelope Valley, CA (Union High School), “A”, NATL, 5%, 2027	$1,400,000	$1,421,378
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2029	4,335,000	1,518,637
Cabrillo, CA, Community College District, Capital Appreciation, “A”, NATL, 0%, 2028	1,000,000	344,590
Campbell, CA, Union School District, Capital Appreciation, “A”, 0%, 2035	4,000,000	1,904,720
Capistrano, CA, Union High School District, “A”, FGIC, 5.875%, 2020	1,185,000	1,187,690
Chabot-Las Positas, CA, Community College (Election of 2004), “B”, AMBAC, 5%, 2030	1,090,000	1,092,867
Colton, CA, Joint Union School District (Election of 2001), Capital Appreciation, “C”, FGIC, 0%, 2032	1,000,000	247,330
Colton, CA, Joint Union School District (Election of 2001), Capital Appreciation, “C”, FGIC, 0%, 2033	3,000,000	679,440
Coronado, CA, Union School District, “A”, 5.7%, 2020	1,285,000	1,288,945
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 2034	1,000,000	605,310
Foothill-De Anza, CA, Community College District (Election of 1999), Capital Appreciation, “B”, FGIC, 0%, 2025	1,500,000	724,500
Glendale, CA, Community College District (Election 2002), “D”, NATL, 5%, 2031	1,710,000	1,732,179
Lake Tahoe, CA, Unified School District (Election of 2008), Capital Appreciation, AGM, 0%, 2045	3,485,000	759,068
Long Beach, CA, Community College District (Election of 2008), Capital Appreciation, “A”, AGM, 0%, 2028	1,375,000	486,750
Los Angeles, CA, Unified School District (Election of 2005), “E”, AGM, 5%, 2015	1,000,000	1,124,600
Moorpark, CA, Unified School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 2033	500,000	121,605
Moreland, CA, School District (Election of 2002), Capital Appreciation, “B”, FGIC, 0%, 2028	1,440,000	487,267
Napa Valley, CA, Unified School District (Election of 2006), Capital Appreciation, “A”, 0%, 2029	3,385,000	1,144,942
Natomas Union School District (Election of 2002), “B”, FGIC, 5%, 2028	1,430,000	1,374,173
Oceanside, CA, Union School District, Capital Appreciation, ASSD GTY, 0%, 2031	3,210,000	870,327

1

MFS California Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Schools – continued
Sacramento, CA, City Unified School District, Capital Appreciation, AGM, 0%, 2025	$5,510,000	$2,416,851
San Joaquin, CA, Delta Community College District (Election of 2004), “B”, Capital Appreciation, AGM, 0%, 2018	2,350,000	1,765,062
San Mateo County, CA, Community College District (Election of 2001), Capital Appreciation, “A”, NATL, 0%, 2021	4,300,000	2,734,112
San Ysidro, CA, School District, AMBAC, 6.125%, 2021	960,000	993,859
Santa Monica, CA, Community College District (Election of 2002), Capital Appreciation, “C”, NATL, 0%, 2027	2,000,000	759,740
Shasta, CA, Union High School District (Election 2001), Capital Appreciation, NATL, 0%, 2027	2,020,000	724,574
Walnut Valley, CA, Union School District (Election of 2000), Capital Appreciation, “E”, AGM, 0%, 2028	1,535,000	528,071
Washington, CA, Union School District, (Election of 1999), “A”, FGIC, 5.625%, 2021	1,000,000	1,013,730
West Contra Costa, CA, Unified School District (Election of 2005), Capital Appreciation, “C”, ASSD GTY, 0%, 2029	1,690,000	524,610

		$30,576,927

Healthcare Revenue - Hospitals – 19.0%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (San Diego Hospital), “C”, 5.375%, 2020	$2,000,000	$2,045,180
California Health Facilities Financing Authority Rev. (Catholic Healthcare West), “A”, 6%, 2029	1,500,000	1,566,645
California Health Facilities Financing Authority Rev. (Catholic Healthcare West), “G”, 5.25%, 2023	2,000,000	2,047,640
California Health Facilities Financing Authority Rev. (Cedars Sinai Medical Center), 5%, 2027	1,000,000	983,490
California Health Facilities Financing Authority Rev. (Cedars Sinai Medical Center), 5%, 2039	2,835,000	2,660,137
California Health Facilities Financing Authority Rev. (Children’s Hospital of Orange County), 6.25%, 2029	2,000,000	2,086,680
California Health Facilities Financing Authority Rev. (Providence Health & Services), “B”, 5.5%, 2039	1,000,000	1,022,490
California Health Facilities Financing Authority Rev. (Providence Health & Services), “C”, 6.5%, 2018 (c)	30,000	39,287
California Health Facilities Financing Authority Rev. (Providence Health & Services), “C”, 6.5%, 2033	1,500,000	1,653,240
California Health Facilities Financing Authority Rev. (Providence Health & Services), “C”, 6.5%, 2038	1,720,000	1,887,992
California Health Facilities Financing Authority Rev. (Scripps Health), “A”, 5%, 2036	1,000,000	939,790
California Health Facilities Financing Authority Rev. (Sutter Health), “A”, 5%, 2042	3,000,000	2,768,430
California Health Facilities Financing Authority Rev., Health Facilities (Adventist Health Systems), “A”, 5%, 2033	1,750,000	1,574,668
California Municipal Finance Authority, COP (Community Hospitals, Central California), 5.25%, 2037	2,000,000	1,685,860
California Statewide Communities Development Authority Rev. (Adventist Health), “A”, 5%, 2035	3,300,000	2,912,283
California Statewide Communities Development Authority Rev. (Community Hospital of the Monterey Peninsula), 6%, 2033	1,250,000	1,272,325
California Statewide Communities Development Authority Rev. (Daughters of Charity Health), “A”, 5.25%, 2024	1,000,000	904,510
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CALHF, 6.25%, 2033	2,000,000	2,068,120
California Statewide Communities Development Authority Rev. (Enloe Medical Center), “A”, CALHF, 5.5%, 2023	1,000,000	1,036,810
California Statewide Communities Development Authority Rev. (John Muir Health), 5.125%, 2039	1,000,000	930,590

2

MFS California Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
California Statewide Communities Development Authority Rev. (Los Angeles Children’s Hospital), 5.125%, 2019	$4,000,000	$3,999,760
California Statewide Communities Development Authority Rev. (Santa Ynez Valley Cottage Hospital), 5.25%, 2030	1,740,000	1,731,509
California Statewide Communities Development Authority Rev. (Sutter Health), “B”, AMBAC, 5%, 2038	3,000,000	2,808,990
California Statewide Communities Development Authority Rev. (Valleycare Health Systems), “A”, 5.125%, 2031	2,000,000	1,665,060
California Statewide Communities Development Authority Rev., Health Facilities (Memorial Health Services), “A”, 6%, 2023	1,500,000	1,552,530
Madera County, CA, COP (Children’s Hospital Central California), 5.375%, 2036	3,000,000	2,807,370
Northern Inyo County, CA, Local Hospital District Rev., 6.375%, 2025	835,000	829,890
Palomar Pomerado Health Care District, CA, COP, 6.75%, 2039	1,805,000	1,795,740
Santa Clara County, CA, Financing Authority Rev. (El Camino Hospital), AMBAC, 5.125%, 2041	2,600,000	2,356,484
Sierra View, CA, Local Health Care District Rev., 5.25%, 2037	1,000,000	934,240
Torrance, CA, Rev. (Torrance Memorial Medical Center), “A”, 5%, 2040	3,000,000	2,651,940
Washington Township, CA, Health Care District Rev., “A”, 6.25%, 2039	1,000,000	1,012,510
West Contra Costa, CA, Healthcare District, AMBAC, 5.5%, 2029	2,000,000	2,034,060

		$58,266,250

Healthcare Revenue - Long Term Care – 1.8%
California Health Facilities Financing Authority Rev. (Paradise Valley Estates), CALHF, 5.125%, 2022	$1,000,000	$1,010,740
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 6.25%, 2039	1,500,000	1,436,670
California Statewide Communities Development Authority Rev. (Senior Living Presbyterian Homes), 4.875%, 2036	1,000,000	815,230
Eden Township, CA, Healthcare District, COP, 6.125%, 2034	1,500,000	1,433,340
La Verne, CA, COP (Brethren Hillcrest Homes), “B”, 6.625%, 2025	1,000,000	975,020

		$5,671,000

Industrial Revenue - Other – 0.6%
California Enterprise Development Authority Sewer Facilities Rev. (Anheuser-Busch), 5.3%, 2047	$1,000,000	$968,670
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	960,000	883,670

		$1,852,340

Miscellaneous Revenue - Entertainment & Tourism – 0.2%
Agua Caliente Band of Cahuilla Indians, CA, Rev., 6%, 2018 (n)	$750,000	$730,838

Miscellaneous Revenue - Other – 2.0%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Jackson Lab), 5.75%, 2037	$4,115,000	$3,928,385
California Infrastructure & Economic Development Bank Rev. (Walt Disney Family Museum), 5.25%, 2033	1,340,000	1,353,279
San Diego County, CA, COP (Burnham Institute for Medical Research), 5%, 2034	1,000,000	826,810

		$6,108,474

Parking – 0.3%
San Francisco, CA, Union Square, NATL, 6%, 2020	$1,000,000	$1,022,430

Port Revenue – 0.9%
Port of Oakland, CA, “A”, NATL, 5%, 2026	$2,880,000	$2,705,846

Sales & Excise Tax Revenue – 1.7%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	$115,000	$119,316
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2032	1,605,000	1,333,418

3

MFS California Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Santa Clara Valley, CA, Transportation Authority, Sales Tax Rev., “B”, 5%, 2020	$3,270,000	$3,777,341

		$5,230,075

Single Family Housing - Local – 0.0%
California Rural Home Mortgage Finance Authority Rev., GNMA, 7.3%, 2031	$5,000	$5,241
California Rural Home Mortgage Finance Authority Rev., Mortgage Backed Securities Program, “B4”, FHA, 6.35%, 2029	5,000	5,144

		$10,385

Single Family Housing - State – 0.3%
California Housing Finance Agency Rev., Home Mortgage, Capital Appreciation, NATL, 0%, 2028	$2,425,000	$910,054

State & Agency - Other – 0.7%
Pasadena, CA, COP, (Old Pasadena Parking Facilities Project), 6.25%, 2018	$2,005,000	$2,196,618

State & Local Agencies – 7.5%
Banning, CA, COP, Water Systems Improvement Project, ETM, AMBAC, 8%, 2019 (c)	$665,000	$833,784
California Public Works Board Lease Rev., 6.25%, 2034	1,500,000	1,559,430
California Public Works Board Lease Rev., Department of Education (Riverside Campus), 6%, 2026	2,000,000	2,124,200
California Public Works Board Lease Rev., Department of Justice, “D”, 5.25%, 2020	1,565,000	1,577,911
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.92%, 2037	2,320,000	1,530,086
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., FGIC, 5%, 2035	1,745,000	1,568,511
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, AGM, 4.55%, 2022	3,000,000	2,921,880
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, 5%, 2045	3,500,000	3,027,745
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2035	2,000,000	1,795,580
Los Angeles, CA, COP, Real Property Program, AMBAC, 5.3%, 2027	3,000,000	3,026,310
San Diego, CA, Public Facilities Financing Authority Lease Rev. (Master Refunding Project), “A”, 5.25%, 2040	1,000,000	902,930
Yuba, CA, Levee Financing Authority Rev. (Levee Financing Project), “A”, ASSD GTY, 5%, 2038	2,170,000	2,122,542

		$22,990,909

Tax - Other – 0.2%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$445,000	$446,615
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	145,000	145,039

		$591,654

Tax Assessment – 5.7%
Bay Area Governments Association, Tax Allocation, “A”, AMBAC, 5%, 2033	$3,700,000	$2,938,947
Fontana, CA, Redevelopment Agency Tax Allocation (Jurupa Hills Redevelopment Project), “A”, 5.5%, 2027	3,350,000	3,127,996
Glendale, CA, Redevelopment Agency, Tax Allocation Rev. (Central Glendale Redevelopment Project), 5.5%, 2024	1,750,000	1,699,863
Orange County, CA, Community Facilities District, Special Tax (Rancho Santa Margarita), “A”, 5.55%, 2017	1,000,000	1,001,210
Riverside County, CA, Redevelopment Agency, Tax Allocation, “A”, XLCA, 5%, 2037	1,900,000	1,507,194
San Diego, CA, Redevelopment Agency, Tax Allocation (Centre City), “B”, AMBAC, 5.3%, 2020	1,250,000	1,252,675
San Diego, CA, Redevelopment Agency, Tax Allocation Rev. (Centre City), “A”, AMBAC, 5.25%, 2025	2,360,000	2,177,761
San Francisco, CA, City & County Redevelopment Financing Authority, Tax Allocation (Mission Bay North Redevelopment), “C”, 6.375%, 2032	1,000,000	993,640

4

MFS California Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax Assessment – continued
San Francisco, CA, City & County Redevelopment Financing Authority, Tax Allocation (Mission Bay North Redevelopment), “C”, 6.5%, 2039	$1,000,000	$996,100
Santa Fe Springs, CA, Community Development Commission, Tax Allocation, Capital Appreciation, NATL, 0%, 2026	4,720,000	1,747,486

		$17,442,872

Tobacco – 3.8%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 6.75%, 2013 (c)(f)	$2,645,000	$2,952,825
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 6.25%, 2013 (c)	1,840,000	2,000,890
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	5,440,000	3,966,957
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	1,800,000	1,834,866
Inland Empire, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, Capital Appreciation, “C-1”, 0%, 2036	5,000,000	367,700
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev. (Santa Clara), Capital Appreciation, “A”, 0%, 2036	5,000,000	439,150

		$11,562,388

Toll Roads – 0.7%
Bay Area Toll Authority, CA, Toll Bridge Rev. (San Francisco Bay Area), “F1”, 5%, 2034	$1,500,000	$1,518,120
Foothill/Eastern Corridor Agency, CA, Toll Road Rev., NATL, 5.125%, 2019	500,000	484,080

		$2,002,200

Transportation - Special Tax – 0.5%
Commonwealth of Puerto Rico Highway & Transportation Authority, Highway Rev., “K”, 5%, 2014	$1,360,000	$1,446,741

Universities - Colleges – 9.6%
California Educational Facilities Authority Rev. (Claremont Graduate University), “A”, 6%, 2033	$1,500,000	$1,531,980
California Educational Facilities Authority Rev. (Claremont Graduate University), “A”, 5%, 2042	2,000,000	1,725,040
California Educational Facilities Authority Rev. (Dominican University of California), 5%, 2025	800,000	714,992
California Educational Facilities Authority Rev. (Dominican University), 5%, 2036	1,150,000	915,193
California Educational Facilities Authority Rev. (Lutheran University), “C”, 5%, 2029	2,500,000	2,292,300
California Educational Facilities Authority Rev. (Pitzer College), 6%, 2040	3,000,000	3,087,960
California Educational Facilities Authority Rev. (University Financing Project), 5%, 2017	685,000	683,329
California Educational Facilities Authority Rev. (University Financing Project), 5%, 2026	1,315,000	1,134,319
California Educational Facilities Authority Rev. (University of La Verne), “A”, 5%, 2029	1,500,000	1,333,650
California Educational Facilities Authority Rev. (University of San Francisco), 6.125%, 2030	1,760,000	1,869,120
California Educational Facilities Authority Rev. (University of The Pacific), 5.25%, 2029	1,265,000	1,287,074
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	2,000,000	1,965,600
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.125%, 2030	1,500,000	1,520,940
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 2040	1,500,000	1,495,905
California Public Works Board Lease Rev. (Regents University), 5%, 2034	1,500,000	1,460,145
California Statewide Communities, Notre Dame de Namur University, 6.625%, 2033	1,000,000	924,100
Oakland, CA, Joint Powers Financing Authority Rev., “A-1”, ASSD GTY, 5.25%, 2017	1,375,000	1,512,156
University of California Rev., “U”, 5%, 2017	3,430,000	3,973,484

		$29,427,287

5

MFS California Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Dormitories – 1.1%
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	$2,000,000	$1,579,760
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 2040	2,000,000	1,907,720

		$3,487,480

Universities - Secondary Schools – 0.7%
California Statewide Communities Development Authority Rev. (Aspire Public Schools), 6.125%, 2046	$1,300,000	$1,180,179
California Statewide Communities Development Authority Rev. (Escondido Charter High School), 7.5%, 2011 (c)	1,000,000	1,025,020

		$2,205,199

Utilities - Investor Owned – 0.6%
California Pollution Control Financing Authority, Water Facilities Rev. (American Water Capital Corp. Project), 5.25%, 2040	$2,000,000	$1,911,040

Utilities - Municipal Owned – 10.0%
California Department of Water Resources Power Supply Rev., “M”, 4%, 2019	$5,000,000	$5,496,000
California Department of Water Resources, Power Supply Rev., “L”, 5%, 2019	6,695,000	7,830,271
California Infrastructure & Economic Development Bank Rev. (California Independent System Corp.), “A”, 6%, 2030	3,755,000	3,943,726
Imperial, CA, Irrigation District Electric Rev., “B”, 5%, 2025	1,015,000	1,073,017
Imperial, CA, Irrigation District Electric Rev., “B”, 5%, 2026	1,245,000	1,305,407
Los Angeles County, CA, Sanitation Districts Financing Authority Rev. (Capital Projects), “A”, 5%, 2020	2,000,000	2,362,960
Los Angeles, CA, Department of Water & Power Rev., “A”, 5%, 2019	3,410,000	3,948,814
Puerto Rico Electric Power Authority, Power Rev., “XX”, 5.25%, 2040	1,740,000	1,650,790
Tuolumne Wind Project Authority Rev. (Tuolomne Co.), “A”, 5.625%, 2029	2,000,000	2,124,680
Virgin Islands Water & Power Authority Rev., 5.5%, 2017	800,000	801,048

		$30,536,713

Utilities - Other – 2.1%
California M-S-R Energy Authority Gas Rev., “A”, 7%, 2034	$1,750,000	$2,018,888
Long Beach, CA, Bond Financing Authority Natural Gas Purchase Rev., “A”, 5.25%, 2022	2,210,000	2,238,178
Southern California Public Power Authority (Natural Gas Project No. 1), “A”, 5%, 2033	2,565,000	2,285,235

		$6,542,301

Water & Sewer Utility Revenue – 8.0%
California Department of Water Resources, Center Valley Project Rev., 7%, 2012	$1,070,000	$1,169,478
California Department of Water Resources, Center Valley Project Rev., FGIC, 5%, 2012 (c)	20,000	21,321
California Department of Water Resources, Center Valley Project Rev., ETM, 7%, 2012 (c)	20,000	21,850
Guam Government Waterworks Authority, Water & Wastewater System Rev., 5.625%, 2040	525,000	462,058
Hollister, CA, Joint Powers Financing Authority Wastewater Rev. (Refining & Improvement Project), “1”, AGM, 5%, 2037	4,000,000	3,677,600
Lindmore Irrigation District Rev., Certificates of Participation, “A”, 5%, 2030	1,890,000	1,775,750
Lower Tule River, CA, Irrigation District Rev., COP, “A”, 4.75%, 2030	3,625,000	3,174,485
Madera, CA, Irrigation Financing Authority Rev., 6.5%, 2040	2,560,000	2,588,211
Ontario, CA, COP, Water Systems Improvement Project, NATL, 5%, 2034	2,000,000	1,959,840
Placerville, CA, Public Financing Authority Rev. (Wastewater Systems Refining & Improvement Project), XLCA, 5%, 2034	2,000,000	1,683,160
San Diego, CA, Public Facilities Financing Authority Sewer Rev., “A”, 5%, 2028	350,000	369,037
San Diego, CA, Public Facilities Financing Authority Sewer Rev., “B”, 5%, 2022	1,175,000	1,310,513
Southern California Metropolitan Water District Rev., “A”, 5%, 2028	1,875,000	2,009,044

6

MFS California Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
West Sacramento, CA, Financing Authority Rev., Water Systems Improvement Project, FGIC, 5%, 2032	$2,750,000	$2,464,440
Woodland, CA, Financing Authority Wastewater Rev., 5%, 2033	1,750,000	1,736,158

		$24,422,945

Total Municipal Bonds		$301,515,634

Money Market Funds (v) – 1.4%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value	4,214,330	$4,214,330

Total Investments		$305,729,964

Other Assets, Less Liabilities – 0.2%		683,214

Net Assets – 100.0%		$306,413,178

(c)	Refunded bond.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $730,838, representing 0.24% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CALHF	California Health Construction Loan Insurance
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
XLCA	XL Capital Insurance Co.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

7

MFS California Municipal Bond Fund

Supplemental Information (Unaudited) 6/30/11

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures. The following is a summary of the levels used as of June 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$301,515,634	$—	$301,515,634
Mutual Funds	4,214,330	—	—	4,214,330

Total Investments	$4,214,330	$301,515,634	$—	$305,729,964

Other Financial Instruments
Futures	$49,854	$—	$—	$49,854

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$313,069,589

Gross unrealized appreciation	$6,367,360
Gross unrealized depreciation	(13,706,985)

Net unrealized appreciation (depreciation)	$(7,339,625)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

8

MFS California Municipal Bond Fund

Supplemental Information (Unaudited) 6/30/11 - continued

(3) Derivative Contracts at 6/30/11

Futures Contracts Outstanding at 6/30/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	49	$6,028,531	September-2011	$69,117

Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	35	$4,281,484	September-2011	$(19,263)

At June 30, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	12,043,079	33,489,335	(41,318,084)	4,214,330

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,762	$4,214,330

9

MFS@ Florida Municipal Bond Fund

QUARTERLY REPORT

June 30, 2011

MFS Florida Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11

Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.7%
Airport Revenue – 3.6%
Greater Orlando Aviation Authority, Airport Facilities Rev., “A”, 5%, 2039	$500,000	$501,790
Miami-Dade County, FL, Aviation Rev. (Miami International Airport), “B”, AGM, 5%, 2041	1,000,000	968,120

		$1,469,910

General Obligations - General Purpose – 4.0%
Cape Coral, FL, Special Obligation Rev., NATL, 5%, 2030	$500,000	$512,215
Palm Beach County, FL, Public Improvement Rev. “2”, 5.375%, 2028	1,000,000	1,104,470

		$1,616,685

General Obligations - Schools – 7.8%
Florida Board of Education, Capital Outlay, 9.125%, 2014	$1,010,000	$1,118,434
Florida Board of Education, Capital Outlay, “E”, 5%, 2023	500,000	555,905
Florida Board of Education, Capital Outlay, ETM, 9.125%, 2014 (c)	400,000	479,904
Florida Board of Education, Public Education, “J”, 5%, 2033	1,000,000	1,015,050

		$3,169,293

Healthcare Revenue - Hospitals – 23.8%
Citrus County, FL, Hospital Development Authority Rev. (Citrus Memorial Hospital), 6.25%, 2023	$390,000	$390,425
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2029	105,000	99,624
Hillsborough County, FL, Industrial Development Authority Rev. (University Community Hospital), NATL, 6.5%, 2019	1,000,000	1,230,040
Hillsborough County, FL, Industrial Development Authority Rev. (University Community Hospital), “A”, 5.625%, 2018 (c)	300,000	369,483
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2031	120,000	120,822
Jacksonville, FL, Health Facilities Rev. (Ascension Health), “A”, 5.25%, 2032	1,000,000	1,010,520
Jacksonville, FL, Health Facilities Rev. (Brooks Health Systems), 5.25%, 2038	500,000	464,420
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	305,000	280,103
Marshall County, AL, Health Care Authority Rev., “A”, 6.25%, 2022	500,000	507,960
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), “A”, 6.7%, 2019	250,000	253,380
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 2030	30,000	30,480
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	30,000	29,947
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	225,000	226,280
New Hampshire Health & Education Facilities Authority Rev. (Exeter Hospital), 6%, 2024	500,000	506,955
Orange County, FL, Health Facilities Authority, Hospital Rev. (Orlando Regional Healthcare), “C”, 5.25%, 2035	1,000,000	927,570
Palm Beach County, FL, Health Facilities Authority Rev. (Bethesda Memorial Hospital), “A”, AGM, 5.25%, 2040	500,000	494,855
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 6.5%, 2012 (c)	500,000	533,170
South Broward, FL, Hospital District Rev., 5%, 2036	500,000	487,470
South Dakota Health & Educational Facilities Authority Rev. (Prairie Lakes Health Care System, Inc.), 5.625%, 2013 (c)	500,000	545,335
St. Petersburg, FL, Health Facilities Authority Rev., 6.5%, 2039	70,000	73,392
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), 6.25%, 2020	300,000	300,222
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Regional Medical Center), NATL, 6.625%, 2013	485,000	486,833

1

MFS Florida Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	$320,000	$338,851

		$9,708,137

Healthcare Revenue - Long Term Care – 0.3%
St. John’s County, FL, Industrial Development Authority (Bayview Project), “A”, 5.2%, 2027	$150,000	$113,399

Human Services – 0.7%
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities), 8.875%, 2021	$300,000	$300,663

Industrial Revenue - Chemicals – 1.7%
Brazos River, TX, Brazoria County Environmental Rev. (Dow Chemical, Co.), “A-7”, 6.625%, 2033	$500,000	$506,330
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “B”, 6.7%, 2030	200,000	200,228

		$706,558

Industrial Revenue - Other – 1.6%
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), “CR-2”, 7.875%, 2032 (b)(n)	$160,000	$167,618
Tooele County, UT, Hazardous Waste Treatment Rev. (Union Pacific Corp.), 5.7%, 2026	500,000	503,930

		$671,548

Miscellaneous Revenue - Other – 3.5%
Citizens Property Insurance Corp., “A-1”, 5.25%, 2017	$750,000	$806,580
Miami-Dade County, FL, Special Obligation, Capital Appreciation, “A”, NATL, 0%, 2032	2,000,000	469,780
Summit County, OH, Port Authority Building Rev. (Seville Project), “A”, 5.1%, 2025	170,000	142,960

		$1,419,320

Multi-Family Housing Revenue – 3.0%
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), AGM, 5%, 2035	$500,000	$469,890
Florida Housing Finance Corp., Housing Rev. (Crossing at University Apartments), “Q- 1”, AMBAC, 5.1%, 2018	710,000	707,927
Palm Beach County, FL, Housing Finance Authority Rev. (Westlake Apartments Project, Phase II), AGM, 4.3%, 2012	25,000	25,338

		$1,203,155

Sales & Excise Tax Revenue – 2.1%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2033	$490,000	$114,675
Volusia County, FL, Tourist Development Tax Rev., AGM, 5%, 2034	815,000	735,529

		$850,204

Single Family Housing Revenue - Local – 0.0%
Manatee County, FL, Housing Finance Mortgage Rev. (Single Family, Subordinated), Series 3, GNMA, 5.3%, 2028	$20,000	$19,932

Single Family Housing - State – 1.4%
Florida Housing Finance Corp. Rev. (Homeowner Mortgage), “1”, GNMA, 4.8%, 2031	$575,000	$560,568

Solid Waste Revenue – 1.3%
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev. (American Ref-Fuel Co.), “A”, 6.2%, 2019	$200,000	$199,992
Palm Beach County, FL, Solid Waste Authority Rev. Improvement, BHAC, 5%, 2027	295,000	310,013

		$510,005

State & Local Agencies – 3.7%
Florida Municipal Loan Council Rev., “C”, NATL, 5.25%, 2022	$1,000,000	$1,032,660

2

MFS Florida Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Miami-Dade County, FL, School Board, COP, “B”, ASSD GTY, 5%, 2033	$500,000	$487,005

		$1,519,665

Tax - Other – 0.3%
Virgin Islands Public Finance Authority Rev., “A”, 5.25%, 2024	$130,000	$131,258

Tax Assessment – 2.4%
Arborwood Community Development District, FL, Special Assessment (Master Infrastructure Projects), “B”, 5.1%, 2014	$170,000	$128,857
Ave Maria Stewardship Community District, FL, “A”, 5.125%, 2038	185,000	138,437
Concord Station Community Development District, FL, Special Assessment, 5%, 2015	95,000	90,640
Killarney Community Development District, FL, Special Assessment, “B”, 5.125%, 2009 (d)	85,000	38,250
Middle Village Community Development District, FL, Special Assessment, “A”, 5.8%, 2022	75,000	69,529
New Port Tampa Bay Community Development District, FL, Special Assessment, “B”, 5.3%, 2012 (d)	200,000	64,000
Old Palm Community Development District, FL, Special Assessment (Palm Beach Gardens), “B”, 5.375%, 2014	75,000	69,964
Parkway Center Community Development District, FL, Special Assessment, “B”, 5.625%, 2014	70,000	58,673
Sterling Hill Community Development District, FL, Capital Improvement Rev., “B”, 5.5%, 2010 (d)	60,000	43,800
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 2016	220,000	191,503
Watergrass Community Development District, FL, Special Assessment, “B”, 6.96%, 2017	100,000	90,699

		$984,352

Tobacco – 0.8%
Louisiana Tobacco Settlement Authority Rev., “2001-B”, 5.875%, 2039	$250,000	$240,545
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	155,000	105,650

		$346,195

Toll Roads – 2.4%
Orlando & Orange County, FL, Expressway Authority Rev., “A”, 5%, 2040	$1,000,000	$974,600

Universities - Colleges – 9.6%
Florida Board Regents, Housing Rev., NATL, 5.3%, 2020	$610,000	$610,281
Florida Board Regents, Housing Rev. (University of Central Florida), FGIC, 5.25%, 2020	1,185,000	1,191,731
Florida Higher Educational Facilities, Financial Authority Rev. (Rollins College), 5%, 2037	500,000	499,250
Florida State University Board of Governors, System Improvement Rev., 6.25%, 2030	500,000	566,540
Miami-Dade County, FL, Educational Facilities Authority Rev. (University of Miami), “A”, 5.75%, 2028	1,000,000	1,037,590

		$3,905,392

Utilities - Investor Owned – 1.4%
Hillsborough County, FL, Industrial Development Authority, Pollution Control Rev. (Tempa Electric Co.), “A”, 5.65%, 2018	$500,000	$557,275

Utilities - Municipal Owned – 6.0%
Florida Municipal Power Agency Rev., All Requirements, “A”, 6.25%, 2031	$400,000	$439,324
Florida Power Agency Rev., “A”, 5%, 2031	1,000,000	1,005,960
JEA, FL, Electric System Rev., “3-D-2”, 5%, 2038	480,000	485,381
Lakeland, FL, Energy System Rev., “B”, 5.25%, 2036	500,000	508,395

		$2,439,060

3

MFS Florida Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – 16.3%
Clearwater, FL, Water & Sewer Rev., “A”, 5.25%, 2039	$500,000	$517,480
Miami-Dade County, FL, Water & Sewer Rev., AGM, 5%, 2039 (f)	1,000,000	1,007,280
Pinellas County, FL, Sewer Rev., AGM, 5%, 2032	1,500,000	1,513,455
Polk County, FL, Utility Systems Rev., “A”, FGIC, 5%, 2030	1,000,000	1,016,340
Seminole County, FL, Water & Sewer Rev., Unrefunded Balance, NATL, 6%, 2019	940,000	1,049,397
St. Lucie West, FL, Utility Rev., NATL, 5.25%, 2034	720,000	660,298
Tampa Bay Water, FL, Regional Water Supply Authority, Utility System Rev., FGIC, 4.75%, 2033	885,000	891,876

		$6,656,126

Total Municipal Bonds		$39,833,300

Money Market Funds (v) – 1.2%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value	484,781	$484,781

Total Investments		$40,318,081

Other Assets, Less Liabilities – 1.1%		444,326

Net Assets – 100.0%		$40,762,407

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	Non-income producing security - in default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $167,618, representing 0.41% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Florida Municipal Bond Fund

Supplemental Information (Unaudited) 6/30/11

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures. The following is a summary of the levels used as of June 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$39,833,300	$—	$39,833,300
Mutual Funds	484,781	—	—	484,781

Total Investments	$484,781	$39,833,300	$—	$40,318,081

Other Financial Instruments
Futures	$(2,752)	$—	$—	$(2,752)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$40,051,647

Gross unrealized appreciation	$1,297,009
Gross unrealized depreciation	(1,030,575)

Net unrealized appreciation (depreciation)	$266,434

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

5

MFS Florida Municipal Bond Fund

Supplemental Information (Unaudited) 6/30/11 - continued

(3) Derivative Contracts at 6/30/11

Futures Contracts Outstanding at 6/30/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	5	$611,641	September-2011	$(2,752)

At June 30, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	370,075	2,126,511	(2,011,805)	484,781

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$182	$484,781

6

MFS® Georgia Municipal Bond Fund

QUARTERLY REPORT

June 30, 2011

MFS Georgia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11

Issuer	Shares/Par	Value ($)
Municipal Bonds – 96.1%
Airport Revenue – 4.6%
Atlanta, GA, Airport Passenger Facilities Rev., “J”, AGM, 5%, 2029	$750,000	$760,521
Atlanta, GA, Airport Passenger Facilities Rev., “J”, AGM, 5%, 2034	750,000	750,705
Atlanta, GA, Airport Rev., “B”, AGM, 5.25%, 2033	1,000,000	1,007,400
Augusta, GA, Airport Rev., “B”, 5.35%, 2028	350,000	307,391

		$2,826,017

General Obligations - General Purpose – 6.4%
Atlanta & Fulton County, GA, Park Improvement, “A”, NATL, 5%, 2030	$500,000	$513,885
Gilmer County, GA, Building Authority Rev. (Courthouse Project), “A”, SYNCORA, 5%, 2029	500,000	507,615
Gwinnett County, GA, Development Authority Rev. (Civic & Cultural Center), 4%, 2021	510,000	549,270
Lagrange-Troup County, GA, Hospital Authority Rev., 5.5%, 2038	500,000	508,395
Puerto Rico Public Buildings Authority Rev., Guaranteed (Government Facilities), “I”, 5.25%, 2033	245,000	233,933
State of California, 6%, 2039	420,000	447,090
State of Georgia, “E”, 5%, 2016	1,000,000	1,177,010

		$3,937,198

General Obligations - Improvement – 0.5%
Guam Government, “A”, 6.75%, 2029	$185,000	$190,084
Guam Government, “A”, 5.25%, 2037	100,000	85,438
Guam Government, “A”, 7%, 2039	25,000	25,794

		$301,316

General Obligations - Schools – 2.7%
Commerce, GA, School District, 5%, 2022	$500,000	$556,780
Gwinnett County, GA, School District, 5%, 2029	1,000,000	1,115,030

		$1,671,810

Healthcare Revenue - Hospitals – 15.8%
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 2034	$750,000	$749,483
Chatham County, GA, Hospital Authority Rev., Hospital Improvement (Memorial Health University), “A”, 5.375%, 2026	200,000	175,670
Cobb County, GA, Kennestone Hospital Authority Rev. (Wellstar Health System, Inc.), “B”, AMBAC, 6.25%, 2034	500,000	536,800
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 2040	500,000	484,450
DeKalb County, GA, Private Hospital Authority Rev. Anticipation Certificates (Children’s Healthcare), 5.25%, 2039	750,000	750,450
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	350,000	335,118
Fulton County, GA, Development Authority Rev. (Piedmont Healthcare), “A”, 5.25%, 2037	750,000	733,343
Gainesville & Hall County, GA, Hospital Authority Rev. (Northeast Georgia Healthcare), “A”, 5.25%, 2034	500,000	478,920
Georgia Medical Center Hospital Authority Rev. (Columbus Regional Healthcare System, Inc.), ASSD GTY, 6.5%, 2038	300,000	317,721
Georgia Medical Center Hospital Authority Rev. (Columbus Regional Healthcare System, Inc.), AGM, 5%, 2041	500,000	461,350
Houston County, GA, Hospital Authority Rev. Anticipation Certificates (Houston Healthcare Project), 5.25%, 2042	500,000	472,375
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	65,000	65,904
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	200,000	205,068
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	200,000	198,030
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 2045	135,000	135,080

1

MFS Georgia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 2030	$45,000	$45,720
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	40,000	39,929
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	130,000	130,740
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 2039	180,000	178,664
North Carolina Medical Care Commission Health Care Facilities Rev. (Novant Health), “A”, 4.75%, 2043	380,000	316,829
North Carolina Medical Care Commission, Hospital Rev. (The North Carolina Baptist Hospitals, Inc.), 5.25%, 2029	355,000	361,553
Richmond County, GA, Hospital Authority Rev. Anticipation Certificates (University Health Services, Inc. Project), 5.5%, 2036	750,000	723,615
Thomasville, GA, Hospital Authority Rev. Anticipation Certificates (John D. Archbold), 5.375%, 2040	500,000	471,510
Valdosta & Lowndes County, GA, Hospital Authority Rev. (Southern Georgia Medical Center Project), AMBAC, 5.25%, 2027	500,000	502,575
Valdosta & Lowndes County, GA, Hospital Authority Rev. (Southern Georgia Medical Center Project), 5%, 2033	240,000	224,554
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	385,000	407,680
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	260,000	235,134

		$9,738,265

Healthcare Revenue - Long Term Care – 0.8%
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Canterbury Court), “A”, 6.125%, 2034	$150,000	$130,170
Gainesville & Hall County, GA, Development Authority Retirement Community Rev. (ACTS Retirement), 6.625%, 2039	200,000	203,764
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 2037	200,000	154,834

		$488,768

Industrial Revenue - Environmental Services – 0.9%
Savannah, GA, Economic Development Authority, Solid Waste Disposal Rev. (Georgia Waste Management Project), “A”, 5.5%, 2016	$500,000	$545,865

Industrial Revenue - Other – 1.5%
Cartersville, GA, Development Authority Waste & Water Facilities Rev. (Anheuser- Busch Project), 5.95%, 2032	$750,000	$752,370
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	160,000	147,278

		$899,648

Industrial Revenue - Paper – 1.5%
Effingham County, GA, Development Authority, Solid Waste Disposal Rev. (Fort James), 5.625%, 2018	$150,000	$150,131
Effingham County, GA, Industrial Development Authority, Pollution Control (Georgia Pacific Corp. Project), 6.5%, 2031	100,000	100,139
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 2034	150,000	133,689
Savannah, GA, Economic Development Pollution (Union Camp Corp.), 6.15%, 2017	500,000	549,365

		$933,324

Miscellaneous Revenue - Other – 0.6%
Citizens Property Insurance Corp., “A-1”, 5%, 2020	$160,000	$162,520
Miami-Dade County, FL, Special Obligation, Capital Appreciation, “B”, NATL, 0%, 2030	305,000	86,330

2

MFS Georgia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Miscellaneous Revenue - Other – continued
Miami-Dade County, FL, Special Obligation, Capital Appreciation, “C”, NATL, 0%, 2028	$295,000	$97,008

		$345,858

Multi-Family Housing Revenue – 1.3%
Hinesville, GA, Leased Housing Corp., “A”, FHA, 6.7%, 2017	$795,000	$795,405

Sales & Excise Tax Revenue – 3.0%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 2030	$265,000	$277,129
Metropolitan Atlanta, GA, Rapid Transit Authority Rev., “B”, AGM, 5%, 2037 (f)	250,000	248,558
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “C”, FGIC, 5.5%, 2022	295,000	307,856
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	280,000	274,277
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 6%, 2039	285,000	296,087
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	285,000	275,789
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2033	650,000	152,120

		$1,831,816

Single Family Housing Revenue - Local – 0.8%
Atlanta, GA, Urban Residential Financing Authority, Multifamily Housing Rev. (Ginnie Mae Collateralized - Amal Heights), GNMA, 4.9%, 2040	$500,000	$493,730

Single Family Housing - State – 5.0%
Georgia Housing & Finance Authority Rev., 5.5%, 2032	$1,000,000	$1,000,280
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 5.375%, 2039	825,000	838,448
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “C-2”, 5.1%, 2022	750,000	753,285
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “D-2”, 5.2%, 2032	500,000	502,495

		$3,094,508

State & Agency - Other – 4.6%
Carroll City-County, GA, Hospital Authority Rev. (Tanner Medical Center), 5%, 2040	$500,000	$478,620
New York State Dormitory Authority Rev. (State University) , “B”, FGIC, 5.25%, 2019	310,000	349,308
Tift County, GA, Hospital Authority Rev., Anticipation Certificates, AMBAC, 5%, 2022	2,000,000	2,040,260

		$2,868,188

State & Local Agencies – 1.8%
Georgia Municipal Association, Inc. (Riverdale Public Purpose Project), ASSD GTY, 5.5%, 2038	$1,000,000	$1,024,150
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 2039	115,000	120,031

		$1,144,181

Tax - Other – 0.9%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$75,000	$75,272
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	25,000	25,007
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2029	50,000	46,288
Virgin Islands Public Finance Authority Rev., “B”, 5%, 2025	50,000	49,845
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	190,000	178,509
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 6%, 2039	180,000	180,675

		$555,596

Tax Assessment – 0.4%
Atlanta, GA, Tax Allocation (Eastside Project), “B”, 5.6%, 2030	$150,000	$143,997
Atlanta, GA, Tax Allocation (Princeton Lakes Project), 5.5%, 2031	125,000	108,200

		$252,197

3

MFS Georgia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tobacco – 0.8%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$90,000	$73,679
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	235,000	239,552
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	230,000	156,770

		$470,001

Transportation - Special Tax – 1.9%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 2028	$185,000	$191,632
Commonwealth of Virginia Transportation Board Rev., Capital Projects, 5%, 2020	305,000	358,616
Georgia Road & Tollway Authority Rev. (Federal Highway Grant), “A”, 5%, 2017	535,000	624,580

		$1,174,828

Universities - Colleges – 20.0%
Athens, GA, Housing Authority Rev. (University of Georgia East Campus Funding), 5.25%, 2035	$500,000	$521,740
Athens-Clarke County, GA, Unified Government Development Authority, Educational Facilities Rev., Capital Appreciation, 0%, 2024	250,000	234,240
Athens-Clarke County, GA, Unified Government Development Authority, Educational Facilities Rev., Capital Appreciation, 0%, 2031	250,000	218,351
Atkinson-Coffee County, GA, Joint Development Authority Rev. (SGC Real Estate Foundation LLC), ASSD GTY, 5.25%, 2034	500,000	523,330
Atkinson-Coffee County, GA, Joint Development Authority Rev. (SGC Real Estate Foundation LLC), AGM, 4.75%, 2035	600,000	580,812
Atkinson-Coffee County, GA, Joint Development Authority Rev. (SGC Real Estate Foundation LLC), AGM, 4.75%, 2040	600,000	570,138
Atlanta, GA, Development Authority Educational Facilities Rev. (Panther Place), ASSD GTY, 4.75%, 2032	500,000	474,520
Atlanta, GA, Development Authority Educational Facilities Rev. (Science Park LLC), 5%, 2032	500,000	496,940
Atlanta, GA, Development Authority Educational Facilities Rev. (Science Park LLC), 5%, 2039	500,000	484,620
Bleckley-Dodge County, GA, Student Housing Facilities Rev. (Middle Georgia College), 5.25%, 2038	500,000	490,100
Cobb County, GA, Development Authority, Dining Hall Lease Rev. (KSU Dining Hall), ASSD GTY, 5.75%, 2039	1,000,000	1,073,320
Cobb County, GA, Development Authority, Sports & Recreation Facilities Lease Rev. (Kennesaw State University Foundation), AGM, 5%, 2035	750,000	715,695
Dahlonega, GA, Downtown Development Authority Rev. (North Georgia MBA LLC), ASSD GTY, 4.75%, 2040	500,000	462,980
Dahlonega, GA, Downtown Development Authority Rev. (North Georgia PHD LLC), ASSD GTY, 5.25%, 2034	500,000	507,155
Dekalb Newton & Gwinnett Counties, GA, Joint Development Authority Rev. (GGC Foundation LLC), 6%, 2034	500,000	534,965
Fulton County, GA, Development Authority Rev. (Georgia Tech Foundation Funding), SYNCORA, 5%, 2032	500,000	509,180
Fulton County, GA, Development Authority Rev. (Molecular Science Building), NATL, 5%, 2034	1,000,000	1,003,060
Fulton County, GA, Development Authority Rev. (Spelman College), 5%, 2032	250,000	244,281
Georgia Higher Education Facilities Authority Rev. (Real Estate Foundation), 6%, 2034	300,000	314,001
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	430,000	440,118
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2030	100,000	96,248
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	275,000	312,263
Private Colleges & Universities, GA, Authority Rev. (Agnes Scott College), 5%, 2024	500,000	538,840
Savannah, GA, Economic Development Authority Rev. (AASU Student Union LLC), ASSD GTY, 5.125%, 2039	500,000	504,485

4

MFS Georgia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Savannah, GA, Economic Development Authority Rev. (SSU Community Development I LLC Project), ASSD GTY, 5.5%, 2035	$500,000	$512,035

		$12,363,417

Universities - Dormitories – 0.7%
Georgia Private College & University Authority Rev. (Mercer Housing Corp.), “A”, 6%, 2021	$450,000	$451,143

Utilities - Investor Owned – 0.3%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 2029 (b)	$160,000	$181,170

Utilities - Municipal Owned – 5.7%
Georgia Municipal Electric Authority Power Rev., “A”, NATL, 6.5%, 2020	$1,250,000	$1,457,775
Guam Power Authority Rev., “A”, 5.5%, 2030	160,000	155,184
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 2033	100,000	108,895
Monroe County, GA, Pollution Control Rev. (Oglethorpe Power Corp.), “A”, 6.8%, 2012	1,000,000	1,028,500
Puerto Rico Electric Power Authority, Power Rev., “XX”, 5.25%, 2040	435,000	412,698
Summerville, GA, Public Utility Rev., 5.75%, 2012 (c)	350,000	362,807

		$3,525,859

Utilities - Other – 2.7%
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 2022	$910,000	$944,307
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “B”, 5%, 2019	250,000	248,720
Tennessee Energy Acquisition Corp. Gas Rev., “A”, 5.25%, 2020	250,000	251,788
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	225,000	229,014

		$1,673,829

Water & Sewer Utility Revenue – 10.9%
Athens-Clarke County, GA, Unified Government Water & Sewer Rev., 5.625%, 2033	$500,000	$534,430
Augusta, GA, Water & Sewer Rev., AGM, 5.25%, 2034	1,000,000	1,030,790
Cherokee County, GA, Water & Sewer Authority Rev., 5%, 2021	385,000	450,025
Cherokee County, GA, Water & Sewer Authority Rev., 5%, 2028	800,000	866,024
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,000,000	991,470
Detroit, MI, Sewer Disposal System Rev., “B”, AGM, 7.5%, 2033	145,000	166,978
Fulton County, GA, Water & Sewer Rev., ETM, FGIC, 6.375%, 2014 (c)	1,410,000	1,522,687
Guam Government Waterworks Authority, Water & Wastewater System Rev., 5.625%, 2040	60,000	52,807
Henry County, GA, Water & Sewer Authority Rev., BHAC, 5.25%, 2027	1,000,000	1,142,540

		$6,757,751

Total Municipal Bonds		$59,321,688

Money Market Funds (v) – 2.8%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value	1,719,177	$1,719,177

Total Investments		$61,040,865

Other Assets, Less Liabilities – 1.1%		686,433

Net Assets – 100.0%		$61,727,298

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.

5

MFS Georgia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

MFS Georgia Municipal Bond Fund

Supplemental Information (Unaudited) 6/30/11

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures. The following is a summary of the levels used as of June 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$59,321,688	$—	$59,321,688
Mutual Funds	1,719,177	—	—	1,719,177

Total Investments	$1,719,177	$59,321,688	$—	$61,040,865

Other Financial Instruments
Futures	$6,021	$—	$—	$6,021

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$60,020,383

Gross unrealized appreciation	$1,683,271
Gross unrealized depreciation	(662,789)

Net unrealized appreciation (depreciation)	$1,020,482

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

7

MFS Georgia Municipal Bond Fund

Supplemental Information (Unaudited) 6/30/11 - continued

(3) Derivative Contracts at 6/30/11

Futures Contracts Outstanding at 6/30/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	7	$861,219	September-2011	$9,874

Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	7	$856,297	September-2011	$(3,853)

At June 30, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	788,392	5,005,293	(4,074,508)	1,719,177

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$600	$1,719,177

8

MFS® Maryland Municipal Bond Fund

QUARTERLY REPORT

June 30, 2011

MFS Maryland Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11

Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.6%
Airport Revenue – 1.2%
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.75%, 2035	$550,000	$534,660
Metropolitan Washington, DC, Airport Authority Rev., “A”, 5%, 2039	750,000	756,015

		$1,290,675

General Obligations - General Purpose – 13.9%
Anne Arundel County, MD, General Improvements, 5%, 2016	$1,000,000	$1,166,890
Baltimore, MD, Public Improvement, “A”, AGM, 5%, 2027	1,050,000	1,137,003
Calvert County, MD, Public Improvements, 5%, 2020	1,475,000	1,748,509
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	260,000	247,606
Commonwealth of Puerto Rico, “A”, 6%, 2038	415,000	417,814
Commonwealth of Puerto Rico, Public Improvement, “B”, 6.5%, 2037	1,500,000	1,582,020
Maryland State & Local Facilities, 5%, 2020	3,500,000	4,002,565
Maryland State & Local Facilities, “B”, 5%, 2017	1,000,000	1,188,890
Maryland State & Local Facilities, “C”, 5%, 2019 (f)	2,000,000	2,386,660
State of California, 6%, 2039	720,000	766,440

		$14,644,397

General Obligations - Improvement – 0.2%
Guam Government, “A”, 6.75%, 2029	$70,000	$71,924
Guam Government, “A”, 7%, 2039	80,000	82,539

		$154,463

Healthcare Revenue - Hospitals – 21.3%
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	$590,000	$564,913
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	345,000	353,742
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	370,000	366,355
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 2045	575,000	575,339
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	640,000	587,757
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), “A”, 5.75%, 2025	500,000	502,980
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System), “A”, 6.75%, 2039	1,000,000	1,100,240
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System, Inc.), 5%, 2040	1,000,000	947,320
Maryland Health & Higher Educational Facilities Authority Rev. (Calvert Health Systems), 5.5%, 2039	1,000,000	1,008,190
Maryland Health & Higher Educational Facilities Authority Rev. (Carroll County General Hospital), 6%, 2037	1,000,000	1,004,820
Maryland Health & Higher Educational Facilities Authority Rev. (Catholic Health), “A”, 6%, 2020	245,000	245,564
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 2029	750,000	621,960
Maryland Health & Higher Educational Facilities Authority Rev. (Frederick Memorial Hospital), 5.125%, 2035	1,000,000	895,310
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Hospital), 5%, 2021	750,000	750,765
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Medical Institutions), “A”, 5%, 2037	750,000	756,495
Maryland Health & Higher Educational Facilities Authority Rev. (Lifebridge Health), ASSD GTY, 4.75%, 2038	965,000	888,755
Maryland Health & Higher Educational Facilities Authority Rev. (Lifebridge Health), 4.75%, 2039	590,000	505,264

1

MFS Maryland Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Maryland Health & Higher Educational Facilities Authority Rev. (Medlantic/Helix Parent, Inc.), “A”, AGM, 5.25%, 2038	$1,000,000	$1,001,380
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), 5.5%, 2033	635,000	631,742
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5.5%, 2042	750,000	655,875
Maryland Health & Higher Educational Facilities Authority Rev. (Peninsula Regional Medical Center), 5%, 2036	1,000,000	944,170
Maryland Health & Higher Educational Facilities Authority Rev. (Suburban Hospital), “A”, 5.5%, 2016	1,000,000	1,090,930
Maryland Health & Higher Educational Facilities Authority Rev. (Union Hospital of Cecil County Issue), 5.625%, 2032	1,000,000	1,003,450
Maryland Health & Higher Educational Facilities Authority Rev. (Union Hospital of Cecil County Issue), 5%, 2035	500,000	483,055
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), AMBAC, 5%, 2031	1,000,000	988,780
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), “A”, 5%, 2041	500,000	479,765
Maryland Health & Higher Educational Facilities Authority Rev. (Washington County Hospital), 5.75%, 2038	500,000	465,395
Maryland Industrial Development Authority, Economic Development Rev., RIBS, FRN, AGM, 11.434%, 2022 (p)	1,250,000	1,486,425
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	65,000	64,884
Montgomery County, MD, Economic Development Rev. (Trinity Healthcare Group), 5.125%, 2022	500,000	502,650
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	480,000	482,731
Richmond, IN, Hospital Authority Rev. (Reid Hospital), “A”, 6.5%, 2029	415,000	438,099

		$22,395,100

Healthcare Revenue - Long Term Care – 1.7%
Gaithersburg, MD, Economic Development Rev. (Asbury Maryland Obligations Group), “A”, 5.125%, 2036	$400,000	$338,216
Howard County, MD, Retirement Rev. (Vantage House Facilities), “B”, 5.25%, 2037	300,000	207,597
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community), 6.25%, 2041	750,000	761,235
Maryland Health & Higher Educational Facilities Authority Rev. (King Farm Presbyterian Community), “A”, 5.3%, 2037	300,000	214,791
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Ridge), “A”, 6%, 2013 (c)	150,000	165,645
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	55,000	56,314
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	85,000	85,591

		$1,829,389

Healthcare Revenue - Other – 0.7%
Maryland Economic Development Corp., Economic Development Rev. (Lutheran World Relief Refugee), 5.25%, 2019	$210,000	$211,844
Maryland Economic Development Corp., Economic Development Rev. (Lutheran World Relief Refugee), 5.25%, 2029	565,000	519,647

		$731,491

Industrial Revenue - Environmental Services – 0.7%
Northeast Maryland Waste Disposal Authority Resources Recovery Rev. (Baltimore Resco Retrofit Project), 5%, 2012	$690,000	$701,378

2

MFS Maryland Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Other – 0.8%
Maryland Economic Development Corp., Pollution Control Rev. (CNX Marine Terminals, Inc.), 5.75%, 2025	$500,000	$490,945
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	375,000	345,184

		$836,129

Miscellaneous Revenue - Other – 1.5%
Harford County, MD, Economic Development Rev. (Battelle Memorial Institute Project), 5.25%, 2034	$1,600,000	$1,574,832

Multi-Family Housing Revenue – 6.8%
Maryland Community Development Administration (Waters Landing II Apartments), Department of Housing & Community Development, “A”, FRN, GNMA, 5.875%, 2033 (b)	$1,500,000	$1,515,915
Maryland Community Development Administration, Department of Housing & Community Development, “A”, 5.05%, 2047	1,000,000	918,120
Maryland Community Development Administration, Department of Housing & Community Development, “B”, FNMA, 5%, 2039	500,000	470,840
Maryland Community Development Administration, Department of Housing & Community Development, “B”, FHA, 4.45%, 2040	2,500,000	2,264,850
Maryland Community Development Administration, Department of Housing & Community Development, “D”, 5%, 2032	1,000,000	954,960
Montgomery County, MD, Housing Opportunities Commission, Multifamily Rev., 5.125%, 2037	1,000,000	1,013,650

		$7,138,335

Parking – 2.2%
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Medical Institutions), AMBAC, 5%, 2034	$1,385,000	$1,255,059
Maryland Transportation Authority Rev. (Baltimore/Washington International Airport), “A”, AMBAC, 5%, 2027	1,000,000	1,011,070

		$2,266,129

Sales & Excise Tax Revenue – 3.0%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	$435,000	$435,291
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “C”, FGIC, 5.5%, 2022	510,000	532,226
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	335,000	328,153
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	520,000	539,516
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.375%, 2039	1,060,000	1,047,089
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2033	1,100,000	257,433

		$3,139,708

Single Family Housing Revenue - Local – 0.0%
Prince George’s County, MD, Housing Single Family Collateral, “A”, GNMA, 5.6%, 2034	$20,000	$20,207

Single Family Housing - State – 3.8%
Maryland Community Development Administration, Department of Housing & Community Development, 5%, 2034	$1,500,000	$1,481,655
Maryland Community Development Administration, Department of Housing & Community Development, 5.65%, 2048	270,000	274,741
Maryland Community Development Administration, Department of Housing & Community Development , “B”, 4.75%, 2019	225,000	224,685
Maryland Community Development Administration, Department of Housing & Community Development, “A”, 5.875%, 2016	450,000	450,225

3

MFS Maryland Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - State – continued
Maryland Community Development Administration, Department of Housing & Community Development, “I”, 6%, 2041	$495,000	$533,506
Montgomery County, MD, Housing Opportunities Commission (Single Family Mortgage Rev.), “B”, 4.55%, 2026	1,000,000	933,350
Puerto Rico Housing Finance Authority, Home Mortgage Rev., Mortgage Backed Securities, “A”, 4.75%, 2023	145,000	145,046

		$4,043,208

State & Agency - Other – 3.1%
Howard County, MD, COP, 8%, 2019	$680,000	$949,892
Howard County, MD, COP, 8%, 2019	385,000	537,806
Howard County, MD, COP, 8%, 2019	805,000	1,124,505
Howard County, MD, COP, “B”, 8.15%, 2021	450,000	644,985

		$3,257,188

State & Local Agencies – 2.2%
FYI Properties Lease Rev. (Washington State Project), 5.5%, 2034	$370,000	$380,478
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 2039	180,000	187,875
Maryland Department of Transportation, Port Administration Facilities Project, AMBAC, 5.25%, 2020	1,690,000	1,793,952

		$2,362,305

Tax - Other – 1.1%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$325,000	$326,180
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	45,000	45,012
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	520,000	488,550
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 6%, 2039	285,000	286,069

		$1,145,811

Tax Assessment – 4.5%
Anne Arundel County, MD, Special Obligation (Arundel Mills Project), 5.125%, 2029	$1,555,000	$1,646,418
Anne Arundel County, MD, Special Obligation (National Business Park-North Project), 6.1%, 2040	350,000	326,666
Anne Arundel County, MD, Special Obligation (VLG South Waugh Chapel Project), 6.25%, 2040	300,000	282,831
Baltimore, MD, Special Obligation, “A”, 7%, 2038	400,000	398,024
Brunswick, MD, Special Obligation (Brunswick Crossing Special Taxing), 5.5%, 2036	244,000	176,244
Frederick County, MD, Special Obligation (Urbana Community Development Authority), “A”, 5%, 2040	1,500,000	1,429,455
Prince George’s County, MD, Special Obligation (National Harbor Project), 5.2%, 2034	500,000	435,310

		$4,694,948

Tobacco – 0.8%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$160,000	$130,986
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	215,000	219,165
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	525,000	357,845
Virgin Islands Tobacco Settlement Financing Corp., 5%, 2021	145,000	136,996

		$844,992

Transportation - Special Tax – 2.3%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., AGM, 5.25%, 2033	$1,365,000	$1,325,156
Washington, DC, Metropolitan Area Transit Authority Gross Rev., “A”, 5.25%, 2029	515,000	548,130
Washington, DC, Metropolitan Area Transit Authority Gross Rev., “A”, 5.125%, 2032	485,000	504,153

		$2,377,439

Universities - Colleges – 12.6%
Annapolis, MD, Economic Development Rev. (St. John’s College), 5.5%, 2018	$165,000	$165,483

4

MFS Maryland Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Anne Arundel County, MD, Economic Development (Community College Project), 5.25%, 2028	$1,600,000	$1,640,480
Frederick County, MD, Educational Facilities Rev. (Mount St. Mary’s College), 5%, 2030	1,000,000	871,540
Maryland Health & Higher Educational Facilities Authority Rev. (Goucher College), 5.375%, 2025	500,000	513,920
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins University), “A”, 5%, 2032	2,000,000	2,014,520
Maryland Health & Higher Educational Facilities Authority Rev. (Loyola College), “A”, 5%, 2040	1,000,000	971,500
Maryland Health & Higher Educational Facilities Authority Rev. (Loyola College), “A”, 5.125%, 2045	1,600,000	1,568,240
Maryland Health & Higher Educational Facilities Authority Rev. (Maryland Institute College of Art), 5%, 2030	750,000	702,877
Maryland Health & Higher Educational Facilities Authority Rev. (Notre Dame College), 5%, 2035	1,000,000	1,000,660
Morgan State University, MD, Academic, NATL, 6.05%, 2015	1,235,000	1,341,729
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	480,000	545,040
Westminster, MD, Educational Facilities Rev. (McDaniel College, Inc.), 5.5%, 2012 (c)	1,000,000	1,064,230
Westminster, MD, Educational Facilities Rev. (McDaniel College, Inc.), 5%, 2031	1,000,000	894,180

		$13,294,399

Universities - Dormitories – 1.8%
Maryland Economic Development Corp., Collegiate Housing Rev. (Salisbury University), “A”, 6%, 2019	$900,000	$901,080
Maryland Economic Development Corp., Collegiate Housing Rev. (Towson University), “A”, 5.75%, 2029	1,000,000	954,800

		$1,855,880

Universities - Secondary Schools – 0.8%
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 2041	$265,000	$272,240
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian Academy), 5.5%, 2038 (d)	500,000	200,000
Maryland Industrial Development Financing Authority, Economic Development Authority Rev. (Our Lady of Good Council), “A”, 6%, 2035	400,000	371,336

		$843,576

Utilities - Investor Owned – 0.8%
Maryland Economic Development Corp., Pollution Control Rev. (Potomac Electric Power Co.), 6.2%, 2022	$500,000	$575,785
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 2029 (b)	275,000	311,385

		$887,170

Utilities - Municipal Owned – 1.5%
Guam Power Authority Rev., AMBAC, 5.25%, 2015	$1,360,000	$1,361,578
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 2033	185,000	201,456

		$1,563,034

Utilities - Other – 1.0%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	$400,000	$407,136
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	195,000	195,901
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	100,000	99,327
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2023	140,000	138,382
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2021	235,000	234,462

		$1,075,208

5

MFS Maryland Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – 7.3%
Baltimore, MD, Rev., LEVRRS, FRN, NATL, 10.571%, 2020 (p)	$3,000,000	$4,035,480
Baltimore, MD, Wastewater Rev. Project, “A”, NATL, 5.65%, 2020	2,000,000	2,345,160
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,000,000	991,470
Detroit, MI, Sewer Disposal System Rev., “B”, AGM, 7.5%, 2033	240,000	276,377

		$7,648,487

Total Municipal Bonds		$102,615,878

Money Market Funds (v) – 0.5%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value	541,532	$541,532

Total Investments		$103,157,410

Other Assets, Less Liabilities – 1.9%		1,992,150

Net Assets – 100.0%		$105,149,560

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	Non-income producing security - in default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(p)	Primary inverse floater.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.

Inverse Floaters
LEVRRS	Leveraged Reverse Rate Security
RIBS	Residual Interest Bonds

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

MFS Maryland Municipal Bond Fund

Supplemental Information (Unaudited) 6/30/11

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures. The following is a summary of the levels used as of June 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$102,615,878	$—	$102,615,878
Mutual Funds	541,532	—	—	541,532

Total Investments	$541,532	$102,615,878	$—	$103,157,410

Other Financial Instruments
Futures	$15,104	$—	$—	$15,104

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$101,559,581

Gross unrealized appreciation	$4,429,146
Gross unrealized depreciation	(2,831,317)

Net unrealized appreciation (depreciation)	$1,597,829

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

7

MFS Maryland Municipal Bond Fund

Supplemental Information (Unaudited) 6/31/11 - continued

(3) Derivative Contracts at 6/30/11

Futures Contracts Outstanding at 6/30/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	15	$1,845,469	September-2011	$21,158

Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	11	$1,345,609	September-2011	$(6,054)

At June 30, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,428,246	4,250,820	(6,137,534)	541,532

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$517	$541,532

8

MFS® Massachusetts Municipal Bond Fund

QUARTERLY REPORT

June 30, 2011

MFS Massachusetts Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11

Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.2%
General Obligations - General Purpose – 10.6%
Boston, MA, “B”, 4%, 2019	$2,000,000	$2,227,640
Boston, MA, “B”, 4%, 2021	1,870,000	2,056,663
Cambridge, MA, Municipal Purpose Loan, 4%, 2019	2,710,000	3,045,932
Commonwealth of Massachusetts, “B”, AGM, 5.25%, 2022	3,000,000	3,566,700
Commonwealth of Massachusetts, “B”, 5.25%, 2023	1,000,000	1,178,610
Commonwealth of Massachusetts, “B”, 5.25%, 2028	2,225,000	2,542,775
Commonwealth of Massachusetts, “C”, NATL, 5.5%, 2019	4,000,000	4,836,840
Commonwealth of Massachusetts, “C”, AMBAC, 5%, 2032	4,815,000	5,024,597
Commonwealth of Puerto Rico, Public Improvement, “B”, 6.5%, 2037	1,650,000	1,740,222
Puerto Rico Public Buildings Authority Rev., Guaranteed (Government Facilities), “I”, 5.25%, 2033	925,000	883,218
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	605,000	658,875
State of California, 6%, 2039	1,555,000	1,655,298

		$29,417,370

General Obligations -Improvement – 0.4%
Guam Government, “A”, 6.75%, 2029	$685,000	$703,824
Guam Government, “A”, 5.25%, 2037	395,000	337,480
Guam Government, “A”, 7%, 2039	75,000	77,381

		$1,118,685

Healthcare Revenue - Hospitals – 13.5%
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	$1,315,000	$1,259,086
Illinois Finance Authority Rev. (Little Company of Mary Hospital and Health Care Centers), 5.375%, 2040	410,000	378,602
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	745,000	737,662
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 2045	520,000	520,307
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	1,180,000	1,083,677
Massachusetts Development Finance Agency Rev. (Tufts Medical Center), “I”, 7.25%, 2032	1,000,000	1,074,440
Massachusetts Health & Educational Facilities Authority Rev., 6.5%, 2012 (c)	15,000	15,603
Massachusetts Health & Educational Facilities Authority Rev. (Bay State Medical Center), “I”, 5.75%, 2036	500,000	488,340
Massachusetts Health & Educational Facilities Authority Rev. (Berkshire Health Systems), “E”, 6.25%, 2031	730,000	713,539
Massachusetts Health & Educational Facilities Authority Rev. (Boston Medical Center), 5.25%, 2038	1,000,000	848,610
Massachusetts Health & Educational Facilities Authority Rev. (Caregroup, Inc.), 5.125%, 2038	2,000,000	1,773,160
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi), “B”, 6.25%, 2022 (c)	20,000	21,321
Massachusetts Health & Educational Facilities Authority Rev. (Catholic Health East Issue), 5.5%, 2012 (c)	1,575,000	1,687,282
Massachusetts Health & Educational Facilities Authority Rev. (Children’s Hospital), “M”, 5.25%, 2039	1,500,000	1,523,340
Massachusetts Health & Educational Facilities Authority Rev. (Children’s Hospital), “M”, 5.5%, 2039	1,000,000	1,034,600
Massachusetts Health & Educational Facilities Authority Rev. (Healthcare Systems), 6.5%, 2017	60,000	61,402
Massachusetts Health & Educational Facilities Authority Rev. (Healthcare Systems), 6%, 2031	790,000	795,957
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), “D”, 5.25%, 2018	1,330,000	1,288,664

1

MFS Massachusetts Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Massachusetts Health & Educational Facilities Authority Rev. (Lahey Clinic), “D”, 5.25%, 2037	$1,550,000	$1,463,774
Massachusetts Health & Educational Facilities Authority Rev. (Lowell General Hospital), “C”, 5.125%, 2035	1,600,000	1,358,496
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Eye & Ear Infirmary), “C”, 5.375%, 2035	1,500,000	1,397,775
Massachusetts Health & Educational Facilities Authority Rev. (Milford-Whitinsville Hospital), “C”, 5.25%, 2018	1,500,000	1,432,035
Massachusetts Health & Educational Facilities Authority Rev. (New England Medical Center Hospital), “H”, FGIC, 5.375%, 2012 (c)	815,000	850,281
Massachusetts Health & Educational Facilities Authority Rev. (New England), “H”, FGIC, 5%, 2012 (c)	45,000	46,804
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare Systems), “G”, 5%, 2032	2,000,000	2,015,400
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare), “J-1”, 5%, 2039	2,000,000	1,994,000
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare), “J1”, 5%, 2034	1,375,000	1,382,178
Massachusetts Health & Educational Facilities Authority Rev. (Quincy Medical Center), “A”, 6.5%, 2038	1,000,000	806,480
Massachusetts Health & Educational Facilities Authority Rev. (South Shore), 5.625%, 2019	740,000	740,429
Massachusetts Health & Educational Facilities Authority Rev. (Southcoast Health Obligation), “D”, 5%, 2029	1,000,000	962,120
Massachusetts Health & Educational Facilities Authority Rev. (Southcoast Health Obligation), “D”, 5%, 2039	1,000,000	924,970
Massachusetts Health & Educational Facilities Authority Rev. (University of Massachusetts Memorial Hospital), “C”, 6.5%, 2021	1,000,000	1,000,970
Massachusetts Health & Educational Facilities Authority Rev. (Winchester Hospital), 5.25%, 2038	2,000,000	1,747,800
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 2030	430,000	436,884
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 2039	655,000	650,140
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 2039	35,000	34,973
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	165,000	167,845
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	395,000	402,477
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	1,355,000	1,434,823
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	915,000	827,489

		$37,383,735

Healthcare Revenue - Long Term Care – 0.9%
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 2037	$500,000	$451,355
Massachusetts Development Finance Agency Rev. (Carleton-Willard Village), 5.625%, 2030	525,000	510,778
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 5.75%, 2035	500,000	275,000
Massachusetts Development Finance Agency Rev. (Loomis Communities, Inc.), “A”, 6.9%, 2032	530,000	533,874
Massachusetts Development Finance Agency Rev. (The Groves in Lincoln), “A”, 7.75%, 2039	500,000	505,225

2

MFS Massachusetts Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 2029	$20,000	$20,330
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 2039	130,000	131,355

		$2,427,917

Healthcare Revenue - Other – 0.7%
Massachusetts Health & Educational Facilities Authority Rev. (Dana Faber Cancer Institute), “K”, 5%, 2037	$2,000,000	$1,968,200

Human Services – 0.4%
Massachusetts Development Finance Agency Rev. (Evergreen Center, Inc.), 5.5%, 2035	$1,200,000	$1,057,776

Industrial Revenue - Airlines – 1.1%
Massachusetts Port Authority Rev., Special Facilities (U.S. Airways), “A”, NATL, 5.625%, 2011	$1,140,000	$1,139,852
Massachusetts Port Authority Rev., Special Facilities (U.S. Airways), NATL, 5.875%, 2016	1,900,000	1,843,665

		$2,983,517

Industrial Revenue - Environmental Services – 0.3%
Massachusetts Development Finance Agency Rev. (Waste Management, Inc.), FRN, 5.5%, 2027 (b)	$750,000	$813,630

Industrial Revenue - Other – 1.6%
Massachusetts Development Finance Agency Rev., Resource Recovery (Fluor Corp.), 5.625%, 2019	$1,675,000	$1,676,943
Massachusetts Industrial Finance Agency Rev. (Welch Foods, Inc.), 5.6%, 2017	2,100,000	2,105,103
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	595,000	547,692

		$4,329,738

Miscellaneous Revenue - Other – 5.3%
Martha’s Vineyard, MA, Land Bank Rev., AMBAC, 5%, 2029	$785,000	$793,784
Massachusetts Development Finance Agency Rev., 5.5%, 2020	1,205,000	1,399,270
Massachusetts Health & Educational Facilities Authority Rev., 5.5%, 2034	1,500,000	1,565,475
Massachusetts Health & Educational Facilities Authority Rev. (The Sterling & Francine Clark Art Institute), “B”, 5%, 2030	3,500,000	3,713,150
Massachusetts Health & Educational Facilities Authority Rev. (The Sterling & Francine Clark Art Institute), “B”, 5%, 2040	1,700,000	1,742,024
Massachusetts Port Authority Facilities Rev. (Boston Fuel Project), FGIC, 5%, 2024	2,000,000	2,004,080
Massachusetts Port Authority Facilities Rev. (Conrac Project), “A”, 5.125%, 2041	3,000,000	2,912,790
Miami-Dade County, FL, Special Obligation, Capital Appreciation, “B”, NATL, 0%, 2030	1,125,000	318,431
Miami-Dade County, FL, Special Obligation, Capital Appreciation, “C”, NATL, 0%, 2028	1,100,000	361,724

		$14,810,728

Multi-Family Housing Revenue – 4.9%
Massachusetts Development Finance Agency Rev. (Credit Housing-Chelsea Homes), “I-A”, LOC, 5%, 2024	$1,185,000	$1,182,666
Massachusetts Development Finance Agency Rev. (Morville House Apartments), “A”, LOC, 4.95%, 2023	2,500,000	2,509,600
Massachusetts Housing Finance Agency Rev., “A”, 5.25%, 2035	1,000,000	1,017,020
Massachusetts Housing Finance Agency Rev., “A”, AMBAC, 5.5%, 2040	1,565,000	1,340,986
Massachusetts Housing Finance Agency Rev., “A”, 5.25%, 2048	1,000,000	937,960
Massachusetts Housing Finance Agency Rev., “C”, 5.35%, 2049	1,680,000	1,645,308
Massachusetts Housing Finance Agency Rev., “F”, 5.125%, 2034	720,000	687,391

3

MFS Massachusetts Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Multi-Family Housing Revenue – continued
Massachusetts Housing Finance Agency Rev., “P”, 5%, 2023	$1,240,000	$1,242,616
Massachusetts Housing Finance Agency Rev., “P”, 5.2%, 2045	1,445,000	1,346,754
Massachusetts Housing Finance Agency Rev., Rental Mortgage, “A”, AMBAC, 5.7%, 2020	70,000	70,008
Massachusetts Housing Finance Agency, “B”, 5.25%, 2030	1,700,000	1,657,517

		$13,637,826

Parking – 1.1%
Boston, MA, Metropolitan Transit Parking Corp., Systemwide Parking Rev., 5.25%, 2036	$3,000,000	$3,056,010

Port Revenue – 1.3%
Massachusetts Port Authority Rev., “A”, NATL, 5%, 2033	$1,265,000	$1,274,968
Massachusetts Port Authority Rev., “B”, 5%, 2040	2,000,000	2,010,040
Massachusetts Port Authority Rev., ETM, 13%, 2013 (c)	235,000	264,869

		$3,549,877

Sales & Excise Tax Revenue – 6.5%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	$985,000	$985,660
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 2024	1,590,000	1,829,995
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5.25%, 2031	2,000,000	2,241,560
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2029	1,850,000	2,101,045
Massachusetts Bay Transportation Authority, Sales Tax Rev., Capital Appreciation, 0%, 2034	6,000,000	1,819,080
Massachusetts School Building Authority, Dedicated Sales Tax Rev., AMBAC, 4.75%, 2032	2,000,000	2,004,100
Massachusetts School Building Authority, Dedicated Sales Tax Rev., “A”, AMBAC, 4.5%, 2035	950,000	914,765
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “C”, FGIC, 5.5%, 2022	1,050,000	1,095,759
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	1,050,000	1,089,407
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.375%, 2039	705,000	696,413
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 6%, 2039	1,070,000	1,111,623
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	1,060,000	1,025,741
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2032	1,175,000	976,178

		$17,891,326

Single Family Housing - State – 3.2%
Massachusetts Housing Finance Agency, Multi-Family Housing, “A”, 4.75%, 2030	$1,425,000	$1,419,029
Massachusetts Housing Finance Agency, Multi-Family Housing, “A”, 4.875%, 2032	1,190,000	1,191,333
Massachusetts Housing Finance Agency, Single Family Housing Rev., “102”, 5%, 2029	1,500,000	1,439,925
Massachusetts Housing Finance Agency, Single Family Housing Rev., “122”, 4.85%, 2031	1,625,000	1,579,793
Massachusetts Housing Finance Agency, Single Family Housing Rev., “128”, AGM, 4.875%, 2038	1,110,000	1,068,542
Massachusetts Housing Finance Agency, Single Family Housing Rev., “138”, 5.35%, 2033	2,000,000	2,052,080

		$8,750,702

Solid Waste Revenue – 0.8%
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 6.7%, 2014	$190,000	$190,486
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 5.6%, 2019	1,925,000	1,929,100

		$2,119,586

4

MFS Massachusetts Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Agency - Other – 0.5%
Massachusetts Development Finance Agency Rev. (Visual & Performing Arts Project), 6%, 2015	$1,235,000	$1,429,747

State & Local Agencies – 3.6%
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.92%, 2037	$1,370,000	$903,542
Massachusetts College Building Authority Project Rev., “A”, SYNCORA, 5%, 2043	2,110,000	2,120,782
Massachusetts College Building Authority Project Rev., Capital Appreciation, “A”, SYNCORA, 0%, 2022	8,310,000	5,305,852
Massachusetts State College, Building Authority Project Rev., “A”, 5.5%, 2049	1,680,000	1,709,753

		$10,039,929

Student Loan Revenue – 4.0%
Massachusetts Educational Financing Authority, Education Loan Rev., “E”, AMBAC, 5%, 2015	$90,000	$90,967
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 2030	2,035,000	2,084,837
Massachusetts Educational Financing Authority, Education Loan Rev., “I”, 6%, 2028	1,370,000	1,442,500
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.5%, 2022	3,000,000	3,187,920
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.15%, 2026	1,910,000	1,924,344
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.2%, 2027	910,000	914,332
Massachusetts Educational Financing Authority, Education Loan Rev., “Issue E”, AMBAC, 5.3%, 2016	1,360,000	1,361,986

		$11,006,886

Tax - Other – 2.2%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$260,000	$260,944
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	85,000	85,023
Massachusetts Special Obligation Dedicated Tax Rev., NATL, 5.5%, 2023	1,585,000	1,783,553
Massachusetts Special Obligation Dedicated Tax Rev., NATL, 5.5%, 2030	2,000,000	2,165,160
Virgin Islands Public Finance Authority Rev. (Diageo), “A”, 6.625%, 2029	600,000	631,182
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	1,230,000	1,155,610

		$6,081,472

Tobacco – 1.4%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$315,000	$257,878
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.5%, 2039	400,000	328,108
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	440,000	320,857
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Capital Appreciation, “A-2”, 0% to 2012, 5.3% to 2037	1,560,000	1,001,286
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	1,335,000	1,360,859
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	960,000	654,346

		$3,923,334

Toll Roads – 1.5%
Massachusetts Department of Transportation, Metropolitan Highway System Rev., “B”, 5%, 2015	$1,500,000	$1,650,795
Massachusetts Department of Transportation, Metropolitan Highway System Rev., “B”, 5%, 2032	2,600,000	2,603,536

		$4,254,331

Transportation - Special Tax – 2.2%
Massachusetts Bay Transportation Authority, Sales Tax Rev., “C”, 5.5%, 2016 (c)	$200,000	$240,856
Massachusetts Bay Transportation Authority, Sales Tax Rev., “C”, 5.5%, 2016	4,825,000	5,759,120

		$5,999,976

5

MFS Massachusetts Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – 20.5%
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	$2,005,000	$2,046,103
Massachusetts Development Finance Agency Rev. (Boston University), “V-1”, 5%, 2029	2,165,000	2,213,236
Massachusetts Development Finance Agency Rev. (Brandeis University), “N”, 5%, 2039	3,000,000	2,902,830
Massachusetts Development Finance Agency Rev. (Curry College), “A”, ACA, 5%, 2036	2,000,000	1,718,900
Massachusetts Development Finance Agency Rev. (Emerson College), “A”, 5%, 2040	3,000,000	2,809,920
Massachusetts Development Finance Agency Rev. (Hampshire College), 5.7%, 2034	1,000,000	931,790
Massachusetts Development Finance Agency Rev. (Mount Holyoke College), 5.125%, 2021	1,000,000	1,000,680
Massachusetts Development Finance Agency Rev. (New England Conservatory of Music), 5.25%, 2038	2,000,000	1,813,040
Massachusetts Development Finance Agency Rev. (Olin College), “B”, SYNCORA, 5.25%, 2033	3,905,000	3,913,708
Massachusetts Development Finance Agency Rev. (Pharmacy & Allied Health Sciences), 5.75%, 2013 (c)	1,000,000	1,114,800
Massachusetts Development Finance Agency Rev. (Simmons College), SYNCORA, 5.25%, 2026	2,250,000	2,208,195
Massachusetts Development Finance Agency Rev. (Suffolk University), 5.125%, 2040	1,000,000	876,730
Massachusetts Development Finance Agency Rev. (The Broad Institute, Inc.), “A”, 5.25%, 2037	2,000,000	2,018,040
Massachusetts Development Finance Agency Rev. (Western New England College), 6.125%, 2012 (c)	1,115,000	1,209,329
Massachusetts Development Finance Agency Rev. (Wheelock College), “C”, 5.25%, 2037	1,500,000	1,357,605
Massachusetts Health & Educational Facilities Authority Rev., 5%, 2037	2,000,000	1,912,600
Massachusetts Health & Educational Facilities Authority Rev. (Berklee College of Music), “A”, 5%, 2027	905,000	924,367
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2027	1,735,000	2,043,483
Massachusetts Health & Educational Facilities Authority Rev. (Harvard University), 5.5%, 2036	1,500,000	1,628,190
Massachusetts Health & Educational Facilities Authority Rev. (Lesley University), “A”, ASSD GTY, 5.25%, 2039	1,000,000	1,001,930
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “A”, 5%, 2038 (f)	750,000	773,850
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 2028	1,000,000	1,185,250
Massachusetts Health & Educational Facilities Authority Rev. (Northeastern University), “A”, 5%, 2015	1,130,000	1,269,939
Massachusetts Health & Educational Facilities Authority Rev. (Northeastern University), “A”, 5%, 2035	1,500,000	1,462,845
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), “I”, 8%, 2029	500,000	554,155
Massachusetts Health & Educational Facilities Authority Rev. (Springfield College), 5.625%, 2040	2,500,000	2,384,400
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), 4.75%, 2026	750,000	741,285
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), MSQLF, 4.875%, 2027	250,000	248,215
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), 5%, 2028	640,000	643,341
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), 5%, 2029	300,000	305,934

6

MFS Massachusetts Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 2030	$2,000,000	$2,047,880
Massachusetts Health & Educational Facilities Authority Rev. (UMass Worcester) ,”B”, FGIC, 5.125%, 2019	1,005,000	1,010,919
Massachusetts Health & Educational Facilities Authority Rev. (Wheaton College), “F”, 5%, 2041	2,000,000	1,925,400
Massachusetts Health & Higher Educational Facilities Authority Rev. (Williams College), “H”, 5%, 2028	1,000,000	1,029,310
Massachusetts Industrial Finance Agency Rev. (Brandeis University), Capital Appreciation, “C”, NATL, 0%, 2011	500,000	498,505
University of Massachusetts Building Authority Project Rev., 5%, 2034	1,000,000	1,023,980
University of Massachusetts Building Authority Project Rev., “1”, 5%, 2019	3,000,000	3,503,640
Wisconsin Health & Educational Facilities Authority Rev. (Beloit College), “A”, 6.125%, 2035	250,000	235,513
Wisconsin Health & Educational Facilities Authority Rev. (Beloit College), “A”, 6.125%, 2039	250,000	232,828

		$56,722,665

Universities - Secondary Schools – 3.0%
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 2041	$665,000	$683,168
Massachusetts Development Finance Agency Rev. (Belmont Hill School), 4.375%, 2031	1,080,000	1,029,132
Massachusetts Development Finance Agency Rev. (Belmont Hill School), 4.5%, 2036	1,000,000	911,850
Massachusetts Development Finance Agency Rev. (Dexter School), 4.75%, 2032	1,130,000	1,079,557
Massachusetts Development Finance Agency Rev. (Dexter School), 5%, 2037	2,000,000	1,913,260
Massachusetts Development Finance Agency Rev. (Foxborough Regional Charter School), “A”, 6.375%, 2030	1,000,000	1,000,320
Massachusetts Development Finance Agency Rev. (Middlesex School), 5.125%, 2023	500,000	511,675
Massachusetts Development Finance Agency Rev. (Milton Academy), “A”, 5%, 2028	1,000,000	1,064,130

		$8,193,092

Utilities - Investor Owned – 0.4%
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (b)	$1,000,000	$1,085,680

Utilities - Municipal Owned – 1.2%
Guam Power Authority Rev., “A”, 5.5%, 2030	$590,000	$572,241
Massachusetts Development Finance Agency Rev. (Devens Electric Systems), 5.625%, 2016	725,000	733,156
Puerto Rico Electric Power Authority, Power Rev., “XX”, 5.25%, 2040	2,100,000	1,992,333

		$3,297,730

Utilities - Other – 0.7%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	$805,000	$819,361
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	405,000	406,871
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	210,000	208,587
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2021	480,000	478,901

		$1,913,720

Water & Sewer Utility Revenue – 3.4%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2038	$2,000,000	$2,001,100
Guam Government Waterworks Authority, Water & Wastewater System Rev., 5.625%, 2040	305,000	268,434
Massachusetts Water Pollution Abatement Trust, 5.25%, 2027	1,280,000	1,510,131
Massachusetts Water Pollution Abatement Trust, 5.25%, 2033	2,000,000	2,269,000
Massachusetts Water Pollution Abatement Trust Rev., Unrefunded Balance, “5”, 5.75%, 2017	25,000	25,075

7

MFS Massachusetts Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Massachusetts Water Pollution Abatement Trust, “10”, 5%, 2029	$160,000	$165,744
Massachusetts Water Pollution Abatement Trust, “10”, 5%, 2034	145,000	148,387
Massachusetts Water Pollution Abatement Trust, “A”, 5%, 2032	75,000	75,744
Massachusetts Water Resources Authority, General Rev., “B”, AGM, 5.25%, 2031	1,625,000	1,828,751
Massachusetts Water Resources Authority, General Rev., “B”, 5%, 2034	655,000	676,936
Massachusetts Water Resources Authority, General Rev., “J”, AGM, 5%, 2023	500,000	517,300

		$9,486,602

Total Municipal Bonds		$268,751,787

Money Market Funds (v) – 1.2%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value	3,287,221	$3,287,221

Total Investments		$272,039,008

Other Assets, Less Liabilities – 1.6%		4,499,167

Net Assets – 100.0%		$276,538,175

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
LOC	Letter of Credit

Insurers
ACA	ACA Financial Guaranty Corp.
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
MSQLF	Michigan Student Qualified Loan Fund
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

8

MFS Massachusetts Municipal Bond Fund

Supplemental Information (Unaudited) 6/30/11

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures. The following is a summary of the levels used as of June 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$268,751,787	$—	$268,751,787
Mutual Funds	3,287,221	—		3,287,221

Total Investments	$3,287,221	$268,751,787	$—	$272,039,008

Other Financial Instruments
Futures	$39,842	$—	$—	$39,842

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$266,823,210

Gross unrealized appreciation	$9,424,524
Gross unrealized depreciation	(4,208,726)

Net unrealized appreciation (depreciation)	$5,215,798

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

9

MFS Massachusetts Municipal Bond Fund

Supplemental Information (Unaudited) 6/30/11 - continued

(3) Derivative Contracts at 6/30/11

Futures Contracts Outstanding at 6/30/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	38	$4,675,188	September-2011	$53,601

Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	25	$3,058,203	September-2011	$(13,759)

At June 30, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	5,111,557	25,499,780	(27,324,116)	3,287,221

Underlying Affilated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,557	$3,287,221

10

MFS® Mississippi Municipal Bond Fund

QUARTERLY REPORT

June 30, 2011

MFS Mississippi Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11

Issuer	Shares/Par	Value ($)
Municipal Bonds – 95.7%
Airport Revenue – 1.4%
Jackson, MS, Municipal Airport Authority, Airport Rev., “A”, AMBAC, 5%, 2031	$1,510,000	$1,516,176

General Obligations - General Purpose – 12.2%
Commonwealth of Puerto Rico, “A”, 5.25%, 2027	$455,000	$451,597
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	220,000	209,513
Commonwealth of Puerto Rico, “A”, 6%, 2038	365,000	367,475
Commonwealth of Puerto Rico, Public Improvement, FGIC, 5.5%, 2016	3,220,000	3,498,466
Commonwealth of Puerto Rico, Public Improvement, “B”, 6.5%, 2037	1,250,000	1,318,350
Jackson County, MS, Development Bank Special Obligations, AGM, 5.25%, 2020	620,000	711,326
Jackson County, MS, Development Bank Special Obligations, ASSD GTY, 5.625%, 2039	1,000,000	1,030,770
Maryland Ref. & Local Facilities, “C”, 5%, 2019	750,000	894,998
Puerto Rico Public Buildings Authority Rev., Guaranteed (Government Facilities), “I”, 5.25%, 2033	410,000	391,480
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	335,000	364,832
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2031	370,000	394,546
State of California, 6%, 2039	700,000	745,150
State of Mississippi, “A”, 5%, 2016	1,500,000	1,759,260
State of Mississippi, “A”, 5.5%, 2019	1,000,000	1,205,870

		$13,343,633

General Obligations - Improvement – 0.4%
Guam Government, “A”, 6.75%, 2029	$35,000	$35,962
Guam Government, “A”, 5.25%, 2037	155,000	132,429
Guam Government, “A”, 7%, 2039	40,000	41,270
Mississippi Development Bank Special Obligation (Greenville, MS Project), 5%, 2027	225,000	185,265

		$394,926

General Obligations - Schools – 1.5%
Jackson, MS, Public School District, Capital Appreciation, “B”, AMBAC, 0%, 2022	$2,000,000	$1,125,260
Jackson, MS, Public School District, Capital Appreciation, “B”, AMBAC, 0%, 2023	1,000,000	526,980

		$1,652,240

Healthcare Revenue - Hospitals – 12.4%
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), NATL, 6.125%, 2015	$1,850,000	$1,856,716
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), NATL, 6.2%, 2018	1,000,000	1,003,540
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), 5.75%, 2031	500,000	499,990
Hinds County, MS, Rev. (Methodist Hospital & Rehabilitation), AMBAC, 5.6%, 2012	385,000	390,737
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	105,000	106,460
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	325,000	333,236
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	380,000	376,257
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	320,000	293,878
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 2030	80,000	81,281
Mississippi Development Bank Special Obligation (Magnolia Regional Health Center Project), “A”, 6.75%, 2036	500,000	501,360
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “B-1”, 5%, 2024	1,000,000	1,016,840
Mississippi Hospital Equipment & Facilities Authority Rev. (Clay County Medical Corp.), 5%, 2039	2,000,000	1,958,360
Mississippi Hospital Equipment & Facilities Authority Rev. (Delta Regional Medical Center), FHA, 5%, 2035	1,000,000	943,170
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital), 5.25%, 2029	1,000,000	985,380

1

MFS Mississippi Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Mississippi Hospital Equipment & Facilities Authority Rev. Refunding & Improvement, Hospital South Central, 5.25%, 2031	$500,000	$453,450
Mississippi Hospital Equipment & Facilities Authority Rev., Refunding & Improvement, Southwest Regional Medical Center, 5.5%, 2019	250,000	247,190
Mississippi Hospital Equipment & Facilities Authority, Refunding & Improvement, Southwest Regional Medical Center, 5.75%, 2023	250,000	240,690
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	215,000	216,223
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 2039	550,000	545,919
St. Petersburg, FL, Health Facilities Authority Rev., 6.5%, 2039	135,000	141,541
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	75,000	76,293
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	185,000	188,502
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	640,000	677,702
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	430,000	388,875

		$13,523,590

Industrial Revenue - Other – 0.2%
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	$210,000	$193,303

Industrial Revenue - Paper – 1.4%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser Co.), 6.8%, 2022	$750,000	$808,605
Warren County, MS, Environmental Improvement Rev. (International Paper Co.), “A”, 4.4%, 2015	750,000	776,573

		$1,585,178

Miscellaneous Revenue - Other – 0.3%
Citizens Property Insurance Corp., “A-1”, 5%, 2020	$280,000	$284,410

Multi-Family Housing Revenue – 0.9%
Mississippi Home Corp. Rev. (Kirkwood Apartments Project), 6.8%, 2037 (q)	$150,000	$82,791
Mississippi Home Corp., Multifamily Rev. (Providence Place of Sanitobia LLC), GNMA, 5.35%, 2048	1,000,000	938,560

		$1,021,351

Sales & Excise Tax Revenue – 2.4%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	$450,000	$450,302
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2029	750,000	851,775
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057 (f)	720,000	705,283
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.375%, 2039	315,000	311,163
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2033	1,085,000	253,923

		$2,572,446

Single Family Housing - Other – 1.2%
Mississippi Business Finance Corp., Rev. (Statesman Housing LLC Project), “A”, 4.75%, 2039	$1,500,000	$1,336,140

Single Family Housing - State – 4.6%
Mississippi Home Corp. Rev., Single Family Mortgage Rev., “A-2”, GNMA, 5.3%, 2034	$215,000	$220,409
Mississippi Home Corp. Rev., Single Family Rev., “A-2”, GNMA, 5.625%, 2039	300,000	312,813
Mississippi Home Corp. Rev., Single Family Rev., “A-2”, GNMA, 5.3%, 2023	350,000	351,530

2

MFS Mississippi Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - State – continued
Mississippi Home Corp. Rev., Single Family Rev., “B”, GNMA, 5.3%, 2035	$335,000	$333,184
Mississippi Home Corp. Rev., Single Family Rev., “B-2”, GNMA, 6.375%, 2032	185,000	196,707
Mississippi Home Corp. Rev., Single Family Rev., “B-2”, GNMA, 6.45%, 2033	195,000	204,418
Mississippi Home Corp. Rev., Single Family Rev., “C”, GNMA, 4.95%, 2025	395,000	395,778
Mississippi Home Corp., Homeownership Mortgage Rev., “A”, 4.55%, 2031	2,000,000	1,976,340
Mississippi Home Corp., Single Family Rev., “A-2”, GNMA, 6.5%, 2032	105,000	108,340
Mississippi Housing Finance Corp., Single Family Mortgage Rev., Capital Appreciation, ETM, 0%, 2015 (c)	1,000,000	943,380

		$5,042,899

State & Agency - Other – 1.5%
Mississippi Development Bank Special Obligations, Harrison County Mississippi Highway Construction, “N”, FGIC, 5%, 2026	$1,000,000	$1,045,280
New York State Dormitory Authority Rev. (State University) , “B”, FGIC, 5.25%, 2019	535,000	602,838

		$1,648,118

State & Local Agencies – 17.3%
Lamar County, MS (Jail Project), NATL, 5.1%, 2011 (c)	$430,000	$431,441
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 2039	190,000	198,313
Mississippi Development Bank (Harrison County Coliseum), “A”, 5.25%, 2034	1,000,000	1,025,800
Mississippi Development Bank Special Obligation (Capital Project & Equipment Prepayment), AGM, 5%, 2028	1,320,000	1,350,809
Mississippi Development Bank Special Obligation (Department of Corrections), “C”, 5.25%, 2027	1,000,000	1,057,600
Mississippi Development Bank Special Obligation (Forrest County Public Improvement Project), 5%, 2029	1,000,000	1,035,610
Mississippi Development Bank Special Obligation (Harrison County), “D”, ASSD GTY, 4.75%, 2028	1,120,000	1,161,653
Mississippi Development Bank Special Obligation (Jackson Public School District), AGM, 5.375%, 2028	1,000,000	1,073,100
Mississippi Development Bank Special Obligation (Mississippi Highway Construction), AMBAC, 4.75%, 2035	1,000,000	1,006,650
Mississippi Development Bank Special Obligation (Montfort Jones Memorial Hospital Project), 5.75%, 2036	500,000	496,685
Mississippi Development Bank Special Obligation (Southaven Water & Sewer System), ASSD GTY, 5%, 2029	750,000	794,925
Mississippi Development Bank Special Obligation (Washington County Regional Correctional Facility), ASSD GTY, 4.75%, 2031	1,200,000	1,223,508
Mississippi Development Bank Special Obligations (City of Jackson, MS), AMBAC, 4.375%, 2031	1,400,000	1,380,848
Mississippi Development Bank Special Obligations (Correctional Facilities), “A”, AMBAC, 5.125%, 2025	1,000,000	1,008,640
Mississippi Development Bank Special Obligations (DeSoto County Regional Utility Authority), 5.25%, 2031	905,000	918,059
Mississippi Development Bank Special Obligations (Mississippi, Ltd. Tax Hospital Rev.), 5.1%, 2020	1,000,000	1,033,740
Mississippi Development Bank Special Obligations (Natchez Mississippi Convention Center), AMBAC, 6%, 2013 (c)	750,000	835,028
Mississippi Development Bank Special Obligations (Tunica County Building Project), AMBAC, 5%, 2026	1,695,000	1,653,117
Mississippi Development Bank Special Obligations (Tupelo Fairgrounds), “A”, AMBAC, 5%, 2017	785,000	786,562
Mississippi Development Bank Special Obligations, Madison County (Highway Construction), FGIC, 5%, 2027	500,000	523,315

		$18,995,403

3

MFS Mississippi Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax - Other – 1.5%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$125,000	$125,454
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	40,000	40,011
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	110,000	114,924
Virgin Islands Public Finance Authority Rev., “A”, 5.25%, 2024	135,000	136,307
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2029	790,000	731,343
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2039	95,000	82,837
Virgin Islands Public Finance Authority Rev., “B”, 5%, 2025	85,000	84,737
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 6%, 2039	295,000	296,106

		$1,611,719

Tobacco – 0.8%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$150,000	$122,799
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	420,000	428,135
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	530,000	361,253

		$912,187

Transportation - Special Tax – 2.2%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., AGM, 5.25%, 2033	$1,135,000	$1,101,869
Mississippi Development Bank Special Obligations, Madison County (Road & Bridge), AMBAC, 5.1%, 2013 (c)	1,175,000	1,273,947

		$2,375,816

Universities - Colleges – 16.7%
Alcorn State University, MS, Educational Building Corp. Rev. (Student Housing Project), “A”, 5.125%, 2034	$1,000,000	$1,011,560
Alcorn State University, MS, Educational Building Corp. Rev. (Student Housing Project), “A”, 5.25%, 2039	920,000	934,564
Jackson State University, Educational Building Corp. Rev. (Campus Facilities), “A”, FGIC, 5%, 2014 (c)	3,100,000	3,393,818
Jackson State University, Educational Building Corp. Rev. (Student Recreation Center), AMBAC, 5.125%, 2012 (c)	750,000	780,098
Jackson State University, Educational Building Corp. Rev., “A-1”, 5%, 2034	1,500,000	1,516,710
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 2028	920,000	1,090,430
Medical Center, Educational Building Corp. Rev. (University of Mississippi Medical Center), “B”, AMBAC, 5.5%, 2023	1,000,000	1,085,450
Mississippi State University, Educational Building Corp. Rev., AMBAC, 5.5%, 2016	1,000,000	1,003,050
Mississippi State University, Educational Building Corp. Rev., AMBAC, 5%, 2021	250,000	250,513
Mississippi Valley State University, Educational Building Corp. Rev., AMBAC, 4.5%, 2037	2,000,000	1,854,200
University of California Rev., “J”, AGM, 4.5%, 2035	985,000	891,721
University of Mississippi, Educational Building Corp. Rev. (Residential College Project), “A”, 5%, 2033	1,500,000	1,521,705
University of Mississippi, Educational Building Corp. Rev. (Residential College), “C”, 4.75%, 2034	715,000	690,504
University of Southern Mississippi, COP (Package Facilities Project), ASSD GTY, 5.125%, 2039	500,000	485,805
University of Southern Mississippi, Educational Building Corp. Rev. (Athletics Facilities Improvement Project), AGM, 5%, 2034	750,000	755,828
University of Southern Mississippi, Educational Building Corp. Rev., “B”, AGM, 5%, 2032	1,000,000	1,013,180

		$18,279,136

Utilities - Investor Owned – 1.4%
Delaware Economic Development Authority Rev. (Indian River Power LLC), 5.375%, 2045	$505,000	$449,965

4

MFS Mississippi Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Investor Owned – continued
Farmington, NM, Pollution Control Rev. (Arizona Public Service Co.), “A”, 4.7%, 2024	$410,000	$401,853
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 2020	370,000	408,251
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 2029 (b)	265,000	300,062

		$1,560,131

Utilities - Municipal Owned – 4.4%
Guam Power Authority Rev., “A”, AMBAC, 5.25%, 2013	$1,000,000	$1,001,350
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 2033	155,000	168,787
Mississippi Business Finance Corp., Gulf Opportunity Zone Rev., “A”, 5%, 2037	1,000,000	919,450
Mississippi Development Bank Special Obligation (Columbus Electric Systems Project), ASSD GTY, 4.7%, 2027	155,000	159,047
Mississippi Development Bank Special Obligation (Columbus Electric Systems Project), ASSD GTY, 4.75%, 2028	100,000	102,335
Mississippi Development Bank Special Obligation (Columbus Electric Systems Project), ASSD GTY, 4.85%, 2029	485,000	496,931
Mississippi Development Bank Special Obligations (Municipal Energy Agency Power Supply Project), “A”, SYNCORA, 5%, 2026	1,000,000	944,300
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 2025	1,000,000	1,008,710

		$4,800,910

Utilities - Other – 0.6%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	$375,000	$381,690
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	185,000	185,855
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	95,000	94,361

		$661,906

Water & Sewer Utility Revenue – 10.4%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	$2,000,000	$1,982,940
Detroit, MI, Sewer Disposal System Rev., “B”, AGM, 7.5%, 2033	240,000	276,377
Grenada, MS, Mississippi Development Bank Special Obligations (Water & Sewer Systems Project), “N”, AGM, 5%, 2030	1,000,000	1,006,640
Guam Government Waterworks Authority, Water & Wastewater System Rev., 5.625%, 2040	285,000	250,831
Mississippi Development Bank Special Obligations (Combined Water Sewer & Solid Waste Management), AGM, 5.25%, 2021	1,270,000	1,339,698
Mississippi Development Bank Special Obligations (Combined Water Sewer & Solid Waste Management), AGM, 5.05%, 2027	1,610,000	1,657,012
Mississippi Development Bank Special Obligations (Gulfport Water & Sewer Project), AGM, 5.625%, 2012 (c)	500,000	535,960
Mississippi Development Bank Special Obligations (Gulfport Water & Sewer Project), “A”, FGIC, 5.25%, 2012 (c)	2,000,000	2,092,520
Mississippi Development Bank Special Obligations (Jackson Water & Sewer System Project), AGM, 5%, 2029	2,000,000	2,041,940
Mississippi Development Bank Special Obligations (Jackson Water & Sewer System Project), FGIC, 5%, 2032	250,000	251,290

		$11,435,208

Total Municipal Bonds		$104,746,826

Money Market Funds (v) – 1.9%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value	2,137,312	$2,137,312

Total Investments		$106,884,138

Other Assets, Less Liabilities – 2.4%		2,616,229

Net Assets – 100.0%		$109,500,367

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(q)	Interest received was less than stated coupon rate.

5

MFS Mississippi Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

MFS Mississippi Municipal Bond Fund

Supplemental Information (Unaudited) 6/30/11

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures. The following is a summary of the levels used as of June 30, 2011 in valuing the fund’s assets or liabilities:

Municipal Bonds	$—	$104,731,219	$—	$104,731,219
Mutual Funds	2,137,312	—	—	2,137,312

Total Investments	$2,137,312	$104,731,219	$—	$106,868,531

Other Financial Instruments
Futures	$(5,504)	$—	$—	$(5,504)

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$105,523,726

Gross unrealized appreciation	$2,785,992
Gross unrealized depreciation	(1,441,187)

Net unrealized appreciation (depreciation)	$1,344,805

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Derivative Contracts at 6/30/11

7

MFS Mississippi Municipal Bond Fund

Supplemental Information (Unaudited) 6/30/11 - continued

Futures Contracts Outstanding at 6/30/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	10	$1,223,281	September-2011	$(5,504)

At June 30, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,934,688	7,858,141	(7,655,517)	2,137,312

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$513	$2,137,312

8

MFS® Municipal Income Fund

QUARTERLY REPORT

June 30, 2011

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11

Issuer	Shares/Par	Value ($)
Municipal Bonds – 99.5%
Airport Revenue – 1.5%
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 2035	$7,125,000	$7,285,152
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 2029	2,990,000	3,093,633
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.75%, 2035	1,535,000	1,492,189
Miami-Dade County, FL, Aviation Rev., “B”, AGM, 5%, 2035	5,885,000	5,747,173
Niagara, NY, Frontier Transportation Authority Rev. (Buffalo-Niagara International Airport), NATL, 5.875%, 2013	1,485,000	1,486,188
Port Authority NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2036	2,315,000	2,373,338
Port Authority NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2042	2,635,000	2,685,987

		$24,163,660

General Obligations - General Purpose – 5.2%
Commonwealth of Puerto Rico, “A”, ETM, FGIC, 5.5%, 2015 (c)	$5,000	$5,877
Commonwealth of Puerto Rico, “A”, ETM, FGIC, 5.5%, 2015 (c)(u)	5,580,000	6,558,844
Commonwealth of Puerto Rico, Public Improvement, “B”, 6.5%, 2037	2,180,000	2,299,202
Country Club Hills, IL, NATL, 5%, 2031	3,170,000	2,544,749
Detroit, MI, 5.25%, 2035	5,000,000	5,047,300
Luzerne County, PA, AGM, 6.75%, 2023	1,200,000	1,337,076
Maryland Ref. & Local Facilities, “C”, 5%, 2019	6,890,000	8,222,044
New York, NY, “B”, 5%, 2020	10,730,000	12,367,505
Puerto Rico Commonwealth, Public Improvement, “A”, 5.75%, 2041	4,160,000	4,066,982
State of California, 6.5%, 2033	4,000,000	4,437,480
State of California, 6%, 2039	3,000,000	3,193,500
State of Washington, 6%, 2012	4,360,000	4,586,328
State of Washington, “A”, NATL, 5%, 2033	5,000,000	5,206,200
Washington Motor Vehicle Fuel Tax, “B”, NATL, 5%, 2032 (u)	25,010,000	25,978,637

		$85,851,724

General Obligations - Improvement – 1.4%
Guam Government, “A”, 6.75%, 2029	$1,610,000	$1,654,243
Guam Government, “A”, 7%, 2039	1,670,000	1,723,006
Massachusetts Bay Transportation Authority, General Transportation Systems, “A”, SYNCORA, 7%, 2021	10,185,000	12,424,987
Massachusetts Bay Transportation Authority, General Transportation Systems, “C”, SYNCORA, 6.1%, 2013	6,995,000	7,401,619

		$23,203,855

General Obligations - Schools – 5.1%
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2031	$2,010,000	$617,251
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2032	2,035,000	576,129
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2033	4,070,000	1,066,828
Chicago, IL, Board of Education, NATL, 6.25%, 2015	20,295,000	21,850,003
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 2030	4,495,000	1,357,085
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 2031	4,015,000	1,118,619
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 2032	2,825,000	722,127
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 2033	2,785,000	649,016
Florida Board of Education, Capital Outlay, 9.125%, 2014	675,000	747,468

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Schools – continued
Florida Board of Education, Capital Outlay, ETM, 9.125%, 2014 (c)	$265,000	$317,936
Fresno, CA, Unified School District, NATL, 6.55%, 2020	1,225,000	1,335,201
Gilroy, CA, Unified School District, FGIC, 5%, 2027	1,000,000	1,011,320
Hartnell, CA, Community College District (Election of 2002), Capital Appreciation, “D”, 0%, 2039	9,645,000	1,273,333
Knox County, KY, SYNCORA, 5.5%, 2014 (c)	640,000	733,094
Knox County, KY, SYNCORA, 5.625%, 2014 (c)	1,150,000	1,322,063
Lake Tahoe, CA, Unified School District (Election of 2008), Capital Appreciation, AGM, 0%, 2045	3,760,000	818,966
Lancaster, TX, Independent School District, Capital Appreciation, AGM, 0%, 2014 (c)	2,250,000	1,066,230
Lancaster, TX, Independent School District, Capital Appreciation, AGM, 0%, 2014 (c)	2,000,000	891,180
Long Beach, CA, Community College District (Election of 2008), Capital Appreciation, “A”, AGM, 0%, 2028	5,025,000	1,778,850
Los Angeles, CA, Community College District (Election of 2008), “C”, 5.25%, 2039	5,000,000	5,178,600
Los Angeles, CA, Unified School District, “D”, 5%, 2034	825,000	818,392
Menlo Park, CA, City School District (Election of 2006), Capital Appreciation, 0%, 2044	10,000,000	3,478,000
Merced, CA, Union High School District, Capital Appreciation, “A”, ASSD GTY, 0%, 2030	580,000	172,219
Newport Mesa, CA, Unified School District (Election of 2005), Capital Appreciation, 0%, 2041	12,035,000	1,468,390
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2024	2,900,000	1,349,428
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2027	1,930,000	715,644
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2029	3,915,000	1,247,632
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2030	4,335,000	1,275,357
San Marcos, TX, Independent School District, PSF, 5.625%, 2014 (c)	2,000,000	2,298,580
San Marcos, TX, Independent School District, PSF, 5.625%, 2014 (c)	2,000,000	2,298,580
San Mateo County, CA, Community College District (2005 Election), Capital Appreciation, “A”, NATL, 0%, 2026	5,100,000	2,291,532
San Rafael, CA, Elementary School District (Election of 1999), NATL, 5%, 2028	2,500,000	2,512,825
Schertz-Cibolo-Universal City, TX, Independent School District, PSF, 5%, 2036	10,000,000	10,241,400
Sunnyvale, TX, Independent School District, PSF, 5.25%, 2028	1,900,000	2,013,297
Wattsburg, PA, Public School Building Authority Rev., Capital Appreciation, NATL, 0%, 2029	2,150,000	797,672
West Contra Costa, CA, Unified School District (Election of 2005), Capital Appreciation, “C”, ASSD GTY, 0%, 2029	3,440,000	1,067,845
Whittier, CA, Union High School District, Capital Appreciation, 0%, 2034	2,005,000	420,188
Wylie, TX, Independent School District, PSF, 5.25%, 2029	5,035,000	5,111,129

		$84,009,409

Healthcare Revenue - Hospitals – 18.8%
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5%, 2028	$255,000	$212,265
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5.375%, 2040	3,995,000	3,345,373
Baxter County, AR, Hospital Rev., 5.375%, 2014	20,000	20,051
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 2034	1,320,000	1,319,089
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.5%, 2040	1,000,000	885,050
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.75%, 2040	1,130,000	1,033,216
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 2039	2,580,000	2,583,251
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CALHF, 5.75%, 2038	2,640,000	2,586,566
California Statewide Communities Development Authority Rev. (Valleycare Health Systems), “A”, 5%, 2022	195,000	176,941

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
California Statewide Communities Development Authority Rev. (Valleycare Health Systems), “A”, 5.125%, 2031	$100,000	$83,253
Chemung County, NY, Industrial Development Agency, Civic Facilities Rev. (St. Joseph’s Hospital), “A”, 6%, 2013	360,000	309,082
Colorado Health Facilities Authority Rev. (Portercare Adventist Health Systems), 6.625%, 2011 (c)	1,750,000	1,806,945
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2029	3,445,000	3,268,616
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 2040	4,850,000	4,699,165
Denver, CO, Health & Hospital Authority Rev., “A”, 6%, 2011 (c)	500,000	511,420
Erie County, PA, Hospital Authority Rev. (St. Vincent’s Health), “A”, 7%, 2027	3,135,000	3,137,006
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	1,895,000	1,814,425
Florence County, SC, Hospital Rev. (McLeod Regional Medical Center), “A”, AGM, 5.25%, 2034	5,000,000	5,017,700
Gage County, NE, Hospital Authority No. 1, Health Care Facilities Rev. (Beatrice Community Hospital & Health Care Center), “B”, 6%, 2025	560,000	555,279
Gage County, NE, Hospital Authority No. 1, Health Care Facilities Rev. (Beatrice Community Hospital & Health Care Center), “B”, 6.5%, 2030	1,775,000	1,750,186
Gage County, NE, Hospital Authority No. 1, Health Care Facilities Rev. (Beatrice Community Hospital & Health Care Center), “B”, 6.75%, 2035	1,530,000	1,520,897
Georgia Medical Center Hospital Authority Rev. (Columbus Regional Healthcare System, Inc.), AGM, 5%, 2041	500,000	461,350
Glendale, AZ, Industrial Development Authority (John C. Lincoln Health), 5%, 2042	2,820,000	2,250,078
Grundy County, MO, Industrial Development Authority, Health Facilities Rev. (Wright Memorial Hospital), 6.75%, 2034	1,410,000	1,391,966
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7%, 2027	1,795,000	1,970,515
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 2035	2,050,000	2,260,371
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Texas Children’s Hospital Project), “A”, ETM, 5.375%, 2015 (c)	4,300,000	4,333,712
Harrison County, TX, Health Facilities Development Corp., Hospital Rev. (Good Shepherd Health System), 5.25%, 2028	5,000,000	4,520,000
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours Health Systems, Inc.), RIBS, FRN, AGM, 11.219%, 2027 (p)	4,950,000	5,854,464
Houston County, GA, Hospital Authority Rev. Anticipation Certificates (Houston Healthcare Project), 5.25%, 2042	2,220,000	2,097,345
Illinois Finance Authority Rev. (Edward Hospital), “A”, AMBAC, 5.5%, 2040	3,040,000	2,880,917
Illinois Finance Authority Rev. (KishHealth Systems Obligated Group), 5.75%, 2028	2,990,000	3,014,309
Illinois Finance Authority Rev. (O.S.F. Healthcare Systems) “A”, 7%, 2029	2,975,000	3,191,640
Illinois Finance Authority Rev. (O.S.F. Healthcare Systems) “A”, 7.125%, 2037	2,445,000	2,634,121
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 2034	3,685,000	4,083,975
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	6,900,000	6,995,910
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 2038	1,500,000	1,528,260
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	2,455,000	2,517,210
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), “A”, 5.5%, 2030	2,975,000	2,657,865
Illinois Health Facilities Authority Rev. (Decatur Memorial Hospital), 5.75%, 2024	3,000,000	3,002,160
Illinois Health Facilities Authority Rev. (Riverside Health Systems), 5.75%, 2012 (c)	2,625,000	2,817,281
Indiana Finance Authority, Hospital Rev. (Deaconess Hospital, Inc.), “A”, 6.75%, 2039	3,000,000	3,225,570
Indiana Health & Educational Facilities Authority, Hospital Rev. (Clarian Hospital), “B”, 5%, 2033	2,490,000	2,282,210

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2011 (c)	$185,000	$187,627
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2011 (c)	380,000	385,396
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2021	1,515,000	1,531,120
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2031	120,000	120,822
Indiana Health & Educational Facilities Authority, Hospital Rev. (Deaconess Hospital), “A”, AMBAC, 5.375%, 2034	2,640,000	2,604,070
Indiana Health & Educational Facilities Authority, Hospital Rev. (Riverview Hospital), 6.125%, 2012 (c)	250,000	267,495
Indiana Health & Educational Facilities Authority, Hospital Rev. (Riverview Hospital), 5.25%, 2014	310,000	310,133
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Clarian Health), “A”, 5%, 2039	1,610,000	1,418,845
Jefferson Parish, LA, Hospital Rev., Hospital Service District No. 1 (West Jefferson Medical Center), “B”, AGM, 5.25%, 2028	2,965,000	2,967,342
Kentucky Economic Development Finance Authority (Norton Healthcare), “A”, 6.5%, 2020	3,645,000	3,671,390
Kentucky Economic Development Finance Authority (Norton Healthcare), “A”, 6.625%, 2028	55,000	55,228
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.375%, 2024	2,305,000	2,447,080
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 2027	770,000	818,056
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6%, 2030	640,000	637,805
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	4,445,000	4,401,217
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Baptist Health Systems, East Tennessee), 6.375%, 2022	1,000,000	1,038,690
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant Health), Capital Appreciation, “A”, 0%, 2035	3,205,000	735,676
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant Health), Capital Appreciation, “A”, 0%, 2036	2,010,000	426,562
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 5.9%, 2028	1,700,000	1,564,782
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	3,990,000	3,756,944
Louisiana Public Facilities Authority, Hospital Rev. (Lafayette General Medical Center), 5.5%, 2040	5,000,000	4,864,800
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	5,545,000	5,092,362
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2032	295,000	254,255
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	310,000	254,008
Macomb County, MI, Hospital Finance Authority Rev. (Mount Clemens General Hospital), 5.75%, 2013 (c)	1,000,000	1,119,410
Marshall County, AL, Health Care Authority Rev., “A”, 5.75%, 2015	1,000,000	1,021,110
Marshall County, AL, Health Care Authority Rev., “A”, 6.25%, 2022	500,000	507,960
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), “A”, 5.75%, 2012 (c)	850,000	919,505
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), “B”, 5.875%, 2012 (c)	2,200,000	2,383,612

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System), “A”, 6.75%, 2039	$1,510,000	$1,661,362
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), 5.75%, 2038	2,205,000	1,858,727
Maryland Health & Higher Educational Facilities Authority Rev. (Washington County Hospital), 6%, 2043	615,000	587,436
Massachusetts Health & Educational Facilities Authority Rev. (Quincy Medical Center), “A”, 6.5%, 2038	1,130,000	911,322
Mecosta County, MI, General Hospital Rev., 6%, 2018	245,000	244,990
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), “A”, 6.7%, 2019	750,000	760,140
Miami-Dade County, FL, Health Facilities Authority, Hospital Rev. (Variety Children’s Hospital), “A”, 6.125%, 2042	2,240,000	2,265,491
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	1,240,000	1,237,793
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 2039	7,165,000	7,154,467
Monroe County, MI, Hospital Finance Authority, Hospital Rev. (Mercy Memorial Hospital Corp.), 5.5%, 2035	2,995,000	2,537,993
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 6%, 2014 (c)	750,000	845,813
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	585,000	524,757
Mount Lebanon, PA, Hospital Authority Rev. (St. Clair Memorial Hospital), 5.625%, 2032	1,710,000	1,680,041
Nassau County, NY, Industrial Development Agency, Civic Facilities Rev. (North Shore Health System), 5.875%, 2011	65,000	65,800
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	4,385,000	4,409,951
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 2039	495,000	494,624
New Hampshire Health & Education Facilities Authority Rev. (Covenant Health System), 6.5%, 2012 (c)	445,000	462,003
New Hampshire Health & Education Facilities Authority Rev. (Covenant Health System), 6.5%, 2017	70,000	71,630
New Hampshire Health & Education Facilities Authority Rev. (Exeter Hospital), 6%, 2016	1,000,000	1,018,040
New Hampshire Health & Education Facilities Authority Rev. (Exeter Hospital), 6%, 2024	500,000	506,955
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital at Conway), 5.25%, 2036	565,000	465,198
New Jersey Health Care Facilities, Financing Authority Rev. (Palisades Medical Center), 6.5%, 2021	500,000	495,660
New Jersey Health Care Facilities, Financing Authority Rev. (St. Joseph’s Healthcare System), 6.625%, 2038	3,000,000	3,022,410
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 2030	1,475,000	1,599,903
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2035	1,395,000	1,488,688
Norman, OK, Regional Hospital Authority Rev., 5.125%, 2037	3,350,000	2,664,657
North Texas Health Facilities Development Corp. Rev. (United Regional Health Care System, Inc.), 6%, 2013 (c)	5,000,000	5,572,050
Ohio County, WV, County Commission Health System Rev. (Ohio Valley Medical Center), 5.75%, 2013	400,000	376,652
Ohio Higher Educational Facility Commission Rev. (University Hospital Health System), 6.75%, 2039	6,000,000	6,245,040
Oklahoma Development Finance Authority Rev. (Comanche County Hospital), “B”, 6.6%, 2031	255,000	256,295
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Regional Healthcare), 5.75%, 2012 (c)	2,230,000	2,394,752

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Orange County, FL, Health Facilities Authority Rev. (Adventist Health System), 5.625%, 2012 (c)	$1,490,000	$1,603,985
Palomar Pomerado Health Care District, CA, COP, 6.75%, 2039	2,210,000	2,198,663
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Health System), “A”, 6.625%, 2023	2,665,000	2,648,077
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Health System), “A”, 5.5%, 2030	1,945,000	1,707,652
Rhode Island Health & Educational Building Corp. Rev., Hospital Financing (Lifespan Obligated Group), 6.375%, 2012 (c)	1,730,000	1,835,271
Rhode Island Health & Educational Building Corp. Rev., Hospital Financing (Lifespan Obligated Group), “A”, ASSD GTY, 7%, 2039	7,645,000	8,383,354
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 6.5%, 2012 (c)	1,500,000	1,599,510
Richmond, IN, Hospital Authority Rev. (Reid Hospital & Health Center Services), “A”, 6.625%, 2039	4,715,000	4,965,979
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	2,325,000	2,671,960
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.625%, 2031	1,095,000	1,091,704
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.75%, 2038	4,195,000	4,160,811
Shelby County, TN, Educational & Hospital Facilities Board Hospital Rev. (Methodist Healthcare), 6.375%, 2012 (c)	1,255,000	1,340,541
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6%, 2012 (c)	300,000	319,158
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6%, 2012 (c)	500,000	531,930
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6.375%, 2012 (c)	745,000	795,779
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.625%, 2025	1,000,000	960,390
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.75%, 2032	4,925,000	4,603,201
South Carolina Jobs & Economic Development Authority (Bon Secours - St. Francis Medical Center, Inc.), 5.625%, 2012 (c)	430,000	460,160
South Carolina Jobs & Economic Development Authority (Bon Secours - St. Francis Medical Center, Inc.), 5.625%, 2030	1,625,000	1,616,339
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 2029	1,025,000	1,006,253
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.125%, 2036	645,000	530,396
St. Louis Park, MN, Health Care Facilities Rev. (Nicollet Health Services), 5.75%, 2039	6,445,000	6,374,169
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2026	3,135,000	3,069,384
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	960,000	853,411
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health Systems, Inc.), “A”, 5.5%, 2046 (d)	2,000,000	150,000
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), 6.25%, 2020	3,000,000	3,002,220
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	1,715,000	1,465,845
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	1,410,000	1,187,840
Upland, CA, COP (San Antonio Community Hospital), 6.375%, 2032	2,075,000	2,129,137
Upland, CA, COP (San Antonio Community Hospital), 6.5%, 2041	915,000	933,135

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Upper Illinois River Valley Development, Health Facilities Rev. (Morris Hospital), 6.625%, 2031	$500,000	$504,085
Vigo County, IN, Hospital Authority Rev. (Union Hospital), 5.8%, 2047	1,995,000	1,636,937
Wapello County, IA, Hospital Authority Rev. (Ottumwa Regional Health Center), 6.375%, 2012 (c)	750,000	803,348
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	1,450,000	1,474,998
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	3,690,000	3,759,852
Washington Health Care Facilities Authority Rev. (Highline Medical Center), FHA, 6.25%, 2036	5,285,000	5,746,222
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), “A”, 6.25%, 2042	3,955,000	3,808,032
Weirton, WV, Municipal Hospital Building, Commission Rev. (Weirton Hospital Medical Center), 6.375%, 2031	400,000	360,628
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), 6.2%, 2012 (c)	365,000	375,508
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), 6.2%, 2026	885,000	885,062
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), 6.25%, 2032	1,000,000	986,360
West Virginia Hospital Finance Authority, Hospital Rev. (Thomas Health System), 6.5%, 2038	2,110,000	1,958,059
Wichita, KS, Hospital Authority Rev. (Via Christi Health System), 6.25%, 2019	3,095,000	3,171,756
Wichita, KS, Hospital Authority Rev. (Via Christi Health System), 6.25%, 2020	2,465,000	2,525,787
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.875%, 2030	2,750,000	2,820,290
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “B”, 5.125%, 2027 (b)	3,945,000	4,263,440
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2032	1,730,000	1,774,461
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	900,000	953,019
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2018	1,500,000	1,569,555
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	4,155,000	3,757,616
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 6.25%, 2012 (c)	1,000,000	1,046,620
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2034	1,360,000	1,205,395
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. John’s Riverside Hospital), 6.8%, 2016	220,000	221,661

		$312,055,892

Healthcare Revenue - Long Term Care – 3.3%
Bell County, TX, Health Facility Development Corp. (Advanced Living Technologies, Inc.), 8%, 2036	$1,615,000	$1,341,645
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.25%, 2035	1,120,000	1,039,595
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 6.25%, 2039	1,050,000	1,005,669
Colorado Health Facilities Authority Rev. (Evangelical Lutheran), 6.9%, 2025	195,000	198,994
Cumberland County, PA, Municipal Authority Retirement Community Rev. (Wesley), “A”, 7.25%, 2013 (c)	270,000	299,287
Cumberland County, PA, Municipal Authority Retirement Community Rev. (Wesley), “A”, 7.25%, 2013 (c)	105,000	116,389
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 2030	715,000	662,383
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 2040	505,000	450,379

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6.125%, 2045	$850,000	$762,348
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.125%, 2029	830,000	835,677
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.375%, 2039	5,045,000	5,052,366
Eden Township, CA, Healthcare District, COP, 6.125%, 2034	2,100,000	2,006,676
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 8.75%, 2029	375,000	425,595
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 2044	1,100,000	1,236,532
Illinois Finance Authority Rev. (Christian Homes, Inc.), 5.5%, 2023	3,355,000	3,263,677
Indiana Health Facilities Financing Authority Rev. (Hoosier Care, Inc.), “A”, 7.125%, 2034	745,000	660,659
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “A”, 5.5%, 2025	1,205,000	1,016,863
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community), 6.25%, 2041	2,225,000	2,258,331
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Services), 5.375%, 2035	830,000	742,875
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Services), 5.5%, 2042	1,735,000	1,541,270
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.375%, 2030	1,915,000	1,868,810
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.625%, 2040	2,770,000	2,651,638
Palm Beach County, FL, Health Facilities Authority, Retirement Community Rev. (ACTS Retirement - Life Communities, Inc.), 5.5%, 2033	5,000,000	4,630,350
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	385,000	353,484
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 2045	6,795,000	6,313,574
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 6.125%, 2029	395,000	388,767
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 5.125%, 2037	1,600,000	1,326,144
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 6.375%, 2044	3,100,000	3,006,101
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton at Museum Way), 8.25%, 2044	4,500,000	4,499,235
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	735,000	752,559
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	2,575,000	2,592,896
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 2029	430,000	437,086
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 2039	1,390,000	1,404,484

		$55,142,338

Human Services – 0.1%
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “B”, 6.5%, 2013	$75,000	$75,061
Nassau County, NY, Industrial Development Civic (Special Needs Facilities), 6.1%, 2012	35,000	35,092

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Human Services – continued – 1.0%
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities), 9%, 2031	$1,000,000	$974,720

		$1,084,873

Industrial Revenue - Airlines – 1.0%
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 2029	$1,295,000	$1,464,218
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “B”, 9%, 2035	970,000	1,042,314
Denver, CO, City & County Airport Rev. (United Airlines), 5.25%, 2032	720,000	609,012
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 2032	615,000	555,025
Houston, TX, Airport System Rev., “B”, 5%, 2026	1,855,000	1,933,485
Los Angeles, CA, Regional Airport Lease Rev. (American Airlines, Inc.), “C”, 7%, 2012	160,000	162,302
Los Angeles, CA, Regional Airport Lease Rev. (American Airlines, Inc.), “C”, 7.5%, 2024	1,435,000	1,450,211
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 6.25%, 2029	1,970,000	1,867,442
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.5%, 2016	1,670,000	1,722,188
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.625%, 2025	2,865,000	2,948,859
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.75%, 2031	3,000,000	3,088,260

		$16,843,316

Industrial Revenue - Chemicals – 1.7%
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), 5.7%, 2033 (b)	$4,500,000	$4,610,115
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “A”, 5.95%, 2033	7,310,000	7,364,386
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 2033	2,295,000	2,152,090
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), 6.75%, 2032	1,600,000	1,663,008
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A”, 6.5%, 2029	1,400,000	1,457,274
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A-2”, 6.5%, 2035	6,000,000	6,193,860
Michigan Strategic Fund Ltd. Obligation Rev. (Dow Chemical Co.), 6.25%, 2014	2,870,000	3,163,515
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “B”, 6.7%, 2030	1,000,000	1,001,140

		$27,605,388

Industrial Revenue - Environmental Services – 0.6%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “B”, 5.25%, 2023 (b)	$950,000	$1,021,459
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “C”, 5.125%, 2023	1,665,000	1,700,448
Carbon County, UT, Solid Waste Disposal Rev. (Laidlaw Environmental), “A”, 7.45%, 2017	2,500,000	2,502,075
Charles City County, VA, Industrial Development Authority, Solid Waste Disposal Facility Rev. (Waste Management, Inc.), 6.25%, 2027 (b)	500,000	516,295
Cobb County, GA, Development Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A”, 5%, 2033	1,410,000	1,263,501
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste Management, Inc.), 5.7%, 2018	1,960,000	2,163,840
Gulf Coast Waste Disposal Authority (Waste Management, Inc.), 5.2%, 2028	300,000	302,202

		$9,469,820

Industrial Revenue - Metals – 0.0%
Burns Harbor, IN, Solid Waste Disposal Facilities Rev. (Bethlehem Steel), 8%, 2024 (d)	$3,000,000	$300

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Other – 1.9%
California Statewide Communities, Development Authority Environmental Facilities (Microgy Holdings), 9%, 2038 (d)	$133,863	$7,496

Industrial Revenue - Other – continued
Gulf Coast, TX, Industrial Development Authority Rev. (Microgy Holdings LLC Project), 7%, 2036 (d)	$123,154	$6,897
Gulf Coast, TX, Industrial Development Authority Rev. (Valero Energy Corp.), 5.6%, 2031	500,000	452,120
Hardeman County, TN, Correctional Facilities Corp. (Corrections Corp. of America), 7.375%, 2017	500,000	499,115
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 2023	315,000	297,814
Illinois Finance Authority Rev. (Navistar International Corp.), 6.5%, 2040	1,125,000	1,157,186
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 2035	6,750,000	6,685,470
Massachusetts Development Finance Agency Rev., Resource Recovery (Fluor Corp.), 5.625%, 2019	11,545,000	11,558,392
Massachusetts Industrial Finance Agency Rev. (Welch Foods, Inc.), 5.6%, 2017	1,300,000	1,303,159
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), “CR-2”, 7.875%, 2032 (b)(n)	400,000	419,044
Peninsula Ports Authority, VA, Coal Terminal Rev. (Dominion Terminal Associates), 6%, 2033	470,000	472,886
Pennsylvania Economic Development Financing Authority Rev. (Amtrak), 6.125%, 2021	550,000	555,742
Pennsylvania Economic Development Financing Authority, Finance Authority Facilities Rev. (Amtrak), “A”, 6.25%, 2031	950,000	954,560
Tooele County, UT, Hazardous Waste Treatment Rev. (Union Pacific Corp.), 5.7%, 2026	7,445,000	7,503,518

		$31,873,399

Industrial Revenue - Paper – 0.7%
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia Pacific Corp.), 5.75%, 2028	$1,760,000	$1,680,483
Delta County, MI, Economic Development Corp., Environmental Improvement Rev. (Mead Westvaco Escanaba), “A”, 6.25%, 2012 (c)	2,400,000	2,511,024
Effingham County, GA, Development Authority, Solid Waste Disposal Rev. (Fort James), 5.625%, 2018	2,565,000	2,567,232
Effingham County, GA, Industrial Development Authority, Pollution Control (Georgia Pacific Corp. Project), 6.5%, 2031	1,125,000	1,126,564
Jay, ME, Solid Waste Disposal Rev. (International Paper Co.), “A”, 5.125%, 2018	1,500,000	1,507,605
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 2034	2,055,000	1,831,539
Sabine River, LA, Water Facilities Authority Rev., (International Paper Co.), 6.2%, 2025	1,250,000	1,263,188
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 2019 (d)	550,000	11,550

		$12,499,185

Miscellaneous Revenue - Entertainment & Tourism – 0.9%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 2030	$2,015,000	$2,052,600
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.25%, 2040	3,205,000	3,259,934
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.375%, 2043	1,010,000	1,033,614
New York Liberty Development Corp. Rev. (National Sports Museum), “A”, 6.125%, 2019 (d)	233,199	2
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.375%, 2039	440,000	451,158
Pittsburgh & Allegheny County, PA, Sports & Exhibition Authority Rev., AGM, 5%, 2035	3,000,000	2,975,280

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Miscellaneous Revenue - Entertainment & Tourism – continued
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.75%, 2022 (n)	$2,850,000	$2,847,378
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.5%, 2024 (n)	2,000,000	1,890,140
Seneca Nation Indians, NY, Capital Improvements Authority, Special Obligation, 5%, 2023 (n)	670,000	557,628

		$15,067,734

Miscellaneous Revenue - Other – 1.7%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2017	$845,000	$832,748
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2019	1,375,000	1,326,353
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2020	1,120,000	1,069,051
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2024	2,230,000	2,022,454
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5.75%, 2034	520,000	447,949
Capital Trust Agency Rev. (Aero Miami FX LLC), “A”, 5.35%, 2029	4,000,000	3,741,280
Citizens Property Insurance Corp., “A-1”, 5%, 2020	1,565,000	1,589,649
Cleveland-Cuyahoga County, OH, Port Authority Rev., 7%, 2040	1,105,000	1,114,669
Massachusetts Port Authority Facilities Rev. (Conrac Project), “A”, 5.125%, 2041	465,000	451,482
New Orleans, LA, Aviation Board Gulf Opportunity Zone CFC Rev. (Consolidated Rental Car), “A”, 6.25%, 2030	1,810,000	1,874,418
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 2049	8,025,000	8,218,001
Oklahoma Industries Authority Rev. (Oklahoma Medical Research Foundation Project), 5.5%, 2029	4,400,000	4,507,492
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 2040	415,000	418,507

		$27,614,053

Multi-Family Housing Revenue – 0.3%
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), AGM, 5%, 2035	$545,000	$512,180
Eden Prairie, MN, Multi-Family Rev. (Coll-Rolling Hills), “A”, GNMA, 6%, 2021	200,000	210,274
Indianapolis, IN, Multi-Family Rev. (Cambridge Station Apartments II), FNMA, 5.25%, 2039 (b)	1,375,000	1,347,555
Michigan Housing Development Authority, GNMA, 5.2%, 2038	1,200,000	1,152,756
MuniMae TE Bond Subsidiary LLC, “A-2”, 4.9%, 2049 (z)	2,000,000	1,600,300
North Charleston, SC, Housing Authority Rev. (Horizon Village), “A”, GNMA, 5.15%, 2048	305,000	288,231

		$5,111,296

Parking – 0.2%
Boston, MA, Metropolitan Transit Parking Corp., Systemwide Parking Rev., 5.25%, 2036	$3,250,000	$3,310,678

Port Revenue – 0.1%
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.375%, 2025	$795,000	$785,381
Massachusetts Port Authority Rev., ETM, 13%, 2013 (c)	1,035,000	1,166,549

		$1,951,930

Sales & Excise Tax Revenue – 5.4%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 2030	$6,150,000	$6,431,486
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2034	7,425,000	7,455,591

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	$3,845,000	$3,847,576
Illinois Sales Tax Rev., “P”, 6.5%, 2022	5,000,000	5,902,250
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 2024	9,445,000	10,870,628
Massachusetts Bay Transportation Authority, Sales Tax Rev., Capital Appreciation, “A- 2”, 0%, 2028	6,930,000	3,113,441
Metropolitan Atlanta, GA, Rapid Transit Authority Rev., 6.25%, 2018	4,125,000	4,714,916
Metropolitan Pier & Expo, IL, McCormick Place Expansion, NATL, 5.25%, 2042	3,340,000	3,216,387
Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev. (McCormick Place), “B”, AGM, 5%, 2050 (u)	20,000,000	17,846,800
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	5,900,000	6,121,427
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2037	1,105,000	1,110,945
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.375%, 2039	1,745,000	1,723,746
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2042	1,530,000	1,530,964
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 6%, 2042	3,460,000	3,575,910
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.375%, 2038	605,000	600,281
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	2,810,000	2,719,181
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2032	4,190,000	3,481,010
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2033	2,345,000	1,595,092
State of Illinois, “B”, 5.25%, 2034	1,275,000	1,289,803
Utah Transit Authority Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 2028	2,225,000	899,189
Wyandotte County/Kansas City, KS, Unified Government Special Obligation Rev., Capital Appreciation, “B”, 0%, 2021	3,970,000	2,268,934

		$90,315,557

Single Family Housing - Local – 1.2%
Adams County, CO, Single Family Mortgage Rev., ETM, 8.875%, 2011 (c)	$2,510,000	$2,525,060
California Rural Home Mortgage Finance Authority Rev., GNMA, 7.3%, 2031	15,000	15,724
Chicago, IL, Single Family Mortgage Rev., “B”, 6%, 2033	270,000	276,712
Chicago, IL, Single Family Mortgage Rev., “C”, GNMA, 5.5%, 2038	1,200,000	1,259,124
Chicago, IL, Single Family Mortgage Rev., “C”, 5.75%, 2042	1,820,000	1,868,630
Cook County, IL, Single Family Mortgage Rev., Capital Appreciation, “A”, 0%, 2015	155,000	39,596
Denver, CO, Single Family Mortgage Rev., GNMA, 7.3%, 2031	60,000	60,446
Escambia County, FL, Single Family Mortgage Rev., GNMA, 6.95%, 2024	95,000	99,538
Manatee County, FL, Housing Finance Mortgage Rev., Single Family, Sub-Series 2, GNMA, 6.5%, 2023	40,000	42,364
Manatee County, FL, Housing Finance Mortgage Rev., Single Family, Sub-Series 3, GNMA, 5.3%, 2028	235,000	234,196
Manatee County, FL, Housing Finance Mortgage Rev., Single Family, Sub-Series 3, GNMA, 5.4%, 2029	185,000	185,080
Nortex, TX, Housing Finance Corp., Single Family Mortgage Rev., “A”, 5.5%, 2038	2,175,000	2,261,195
Oklahoma County, OK, Home Finance Authority, Single Family Mortgage Rev., “A”, 5.4%, 2038	1,490,000	1,510,771
Permian Basin Housing Finance Corp., TX, Single Family Mortgage Backed Securities (Mortgage Backed Project) “A”, GNMA, 5.65%, 2038	1,200,000	1,219,296
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 5.9%, 2035	415,000	423,649
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 6.25%, 2035	175,000	182,203
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 5.8%, 2036	1,625,000	1,657,435
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-1”, GNMA, 5.75%, 2037	105,000	106,024

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - Local – continued
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-3”, GNMA, 6%, 2035	$475,000	$492,395
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-3”, GNMA, 5.5%, 2037	755,000	775,800
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-4”, GNMA, 5.85%, 2037	170,000	173,468
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.8%, 2027	515,000	536,254
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.7%, 2036	1,335,000	1,376,625
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.9%, 2037	250,000	255,210
Sedgwick & Shawnee Counties, KS, Single Family Mortgage Rev., “A”, 5.45%, 2038	2,275,000	2,356,263

		$19,933,058

Single Family Housing - State – 0.8%
California Housing Finance Agency Rev., “G”, 5.5%, 2042	$2,855,000	$2,869,789
California Housing Finance Agency Rev., Home Mortgage, Capital Appreciation, NATL, 0%, 2028	1,595,000	598,572
Colorado Housing & Finance Authority Rev., 6.05%, 2016	65,000	67,441
Colorado Housing & Finance Authority Rev., 7.45%, 2016	70,000	74,107
Colorado Housing & Finance Authority Rev., 6.8%, 2030	85,000	85,321
Colorado Housing & Finance Authority Rev., “B-2”, 6.1%, 2023	50,000	50,414
Colorado Housing & Finance Authority Rev., “B-3”, 6.55%, 2025	9,000	9,037
Colorado Housing & Finance Authority Rev., “B-3”, 6.55%, 2033	60,000	62,962
Colorado Housing & Finance Authority Rev., “C-2”, 5.9%, 2023	380,000	398,069
Colorado Housing & Finance Authority Rev., “C-2”, FHA, 6.6%, 2032	305,000	327,719
Colorado Housing & Finance Authority Rev., “C-3”, 6.75%, 2021	75,000	78,202
Colorado Housing & Finance Authority Rev., “C-3”, FHA, 6.375%, 2033	35,000	35,837
Colorado Housing & Finance Authority Rev., Single Family Program, “C-2”, 8.4%, 2021	60,000	63,913
Colorado Housing & Finance Authority, “B-2”, 7.25%, 2031	115,000	116,535
Delaware Housing Authority Rev. (Single Family), “C”, 6.25%, 2037	920,000	956,193
Iowa Finance Authority Single Family Mortgage Rev. (Mortgage Backed Securities), “A”, GNMA, 5.3%, 2033	620,000	634,992
Louisiana Housing Finance Agency, Single Family Mortgage Rev., GNMA, 6.375%, 2033	195,000	197,689
Mississippi Home Corp., Single Family Rev., “A”, GNMA, 6.1%, 2034	1,050,000	1,117,137
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 7.45%, 2031	55,000	56,607
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.35%, 2032	75,000	77,330
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.85%, 2032	175,000	181,484
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.75%, 2034	180,000	189,891
New Hampshire Housing Finance Authority Rev., 6.85%, 2030	345,000	371,255
New Hampshire Housing Finance Authority Rev., “B”, 5.875%, 2030	5,000	5,032
New Hampshire Housing Finance Authority Rev., “B”, 6.3%, 2031	5,000	5,044
New Hampshire Housing Finance Authority Rev., “B”, 6.5%, 2035	135,000	139,583
New Mexico Mortgage Finance Authority Rev., GNMA, 6.25%, 2032	620,000	662,210
New Mexico Mortgage Finance Authority Rev., GNMA, 5.95%, 2037	900,000	945,180
New Mexico Mortgage Finance Authority Rev., “B-2”, GNMA, 6.35%, 2033	300,000	304,491
New Mexico Mortgage Finance Authority Rev., “I”, GNMA, 5.75%, 2038	1,185,000	1,243,681
Ohio Housing Finance Agency Mortgage Rev., Residential Mortgage Backed, “C”, GNMA, 5.9%, 2035	110,000	110,479

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - State – continued
Oregon Health & Community Services (Single Family Mortgage), “B”, 6.25%, 2031	$1,150,000	$1,219,035
Texas Affordable Housing Corp. (Single Family Mortgage), “B”, GNMA, 5.25%, 2039	480,000	476,477

		$13,731,708

Solid Waste Revenue – 0.3%
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev. (American Ref-Fuel Co.), “A”, 6.2%, 2019	$1,750,000	$1,749,930
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 6.7%, 2014	975,000	977,496
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 5.6%, 2019	1,000,000	1,002,130
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 2032	575,000	595,257

		$4,324,813

State & Agency - Other – 0.2%
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.25%, 2024	$600,000	$583,122
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.5%, 2037	1,200,000	1,117,368
Massachusetts Development Finance Agency (Visual & Performing Arts), 6%, 2021	1,000,000	1,160,980

		$2,861,470

State & Local Agencies – 6.4%
California Public Works Board Lease Rev. (Various Capital Projects), “G-1”, 5.75%, 2030	$2,950,000	$2,998,026
Delaware Valley, PA, Regional Finance Authority, AMBAC, 5.5%, 2018	7,840,000	8,577,901
Delaware Valley, PA, Regional Finance Authority, “B”, FRN, AMBAC, 0.466%, 2018	250,000	250,000
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.92%, 2037	7,000,000	4,616,640
Delaware Valley, PA, Regional Finance Authority, RITES, FRN, AMBAC, 10.166%, 2018 (p)	900,000	1,069,416
FYI Properties Lease Rev. (Washington State Project), 5.5%, 2034	2,255,000	2,318,862
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, AGM, 4.55%, 2022	3,415,000	3,326,073
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, AMBAC, 5%, 2029	10,000,000	9,431,500
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2035	1,000,000	897,790
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2038	7,135,000	6,320,897
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, 5%, 2045	6,260,000	5,415,338
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A-1”, AMBAC, 4.6%, 2023	995,000	945,300
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “B”, 5.5%, 2013 (c)	5,000,000	5,463,800
Guam Government Department of Education (John F. Kennedy High School), “A”, COP, 6.875%, 2040	590,000	577,923
Illinois Dedicated Tax Rev. (Civic Center), AMBAC, 6.25%, 2011	1,000,000	1,023,070
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 2039	2,580,000	2,692,875
Manassas Park, VA, Economic Development Authority Lease Rev., “A”, 6%, 2035	845,000	837,556
Mississippi Development Bank (Harrison County Coliseum), “A”, 5.25%, 2034	3,755,000	3,851,879
New York Dormitory Authority Rev. (City University), 5.75%, 2013	2,635,000	2,739,557
New York Metropolitan Transportation Authority, “A”, 5.125%, 2029	5,195,000	5,235,417
Pennsylvania Convention Center Authority Rev., ETM, FGIC, 6.7%, 2016 (c)	20,855,000	23,920,268
Philadelphia, PA, Municipal Authority Rev., 6.5%, 2034	1,020,000	1,051,079
San Bernardino, CA, Joint Powers Financing Authority Lease Rev. (California Department of Transportation), 5.5%, 2014	8,210,000	8,232,413

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Tennessee School Bond Authority, “B”, 5.125%, 2033	$1,500,000	$1,594,245
West Valley City, Utah Municipal Building Lease Rev., “A”, AMBAC, 5.5%, 2012 (c)	2,000,000	2,112,300

		$105,500,125

Student Loan Revenue – 0.2%
Access to Loans for Learning, CA, Student Loan Rev., 7.95%, 2030	$650,000	$632,106
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 2030	2,930,000	3,001,756
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.5%, 2022	225,000	239,094

		$3,872,956

Tax - Other – 0.7%
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5%, 2047	$10,630,000	$9,559,665
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	2,200,000	2,298,472

		$11,858,137

Tax Assessment – 0.8%
Baltimore, MD, Special Obligation, “A”, 7%, 2038	$1,285,000	$1,278,652
Capital Region Community Development District, FL, Capital Improvement Rev., “A”, 7%, 2039	905,000	739,439
Fishhawk Community Development District, FL, 7.04%, 2014	30,000	29,469
Glendale, CA, Redevelopment Agency, Tax Allocation Rev. (Central Glendale Redevelopment Project), 5.5%, 2024	2,250,000	2,185,538
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	865,000	722,958
Homestead 50, FL, Community Development District, Special Assessment, “A”, 6%, 2037	1,720,000	1,059,176
Homestead 50, FL, Community Development District, Special Assessment, “B”, 5.9%, 2013	700,000	414,120
Katy, TX, Development Authority Rev., “B”, 6%, 2018	475,000	450,053
Killarney Community Development District, FL, Special Assessment, “B”, 5.125%, 2009 (d)	105,000	47,250
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 2037	45,000	35,310
Main Street Community Development District, FL, “A”, 6.8%, 2038	565,000	474,278
Massachusetts Bay Transportation Authority Rev., “A”, 5.25%, 2034	2,000,000	2,098,820
Noblesville, IN, Redevelopment Authority Lease Rental, 5.25%, 2025	2,000,000	2,096,800
Parkway Center Community Development District, FL, Special Assessment, “B”, 5.625%, 2014	620,000	519,672
Tolomato Community Development District, FL, Special Assessment, 6.65%, 2040	660,000	424,486
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 2016	155,000	134,923
Washington County, PA, Redevelopment Authority (Victory Centre Project), “A”, 5.45%, 2035	120,000	101,465

		$12,812,409

Tobacco – 3.5%
Badger, WI, Tobacco Asset Securitization Corp., 6.125%, 2012 (c)	$1,220,000	$1,282,989
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	8,605,000	7,044,569
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.75%, 2034	5,000,000	3,742,750
Buckeye, OH, Tobacco Settlement Financing Authority, Capital Appreciation, “A-3”, 0% to 2012, 6.25% to 2037	8,900,000	6,269,872
District of Columbia, Tobacco Settlement, 6.25%, 2024	945,000	948,270
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 6.25%, 2013 (c)	1,750,000	1,903,020
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	4,760,000	3,471,087

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tobacco – continued
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “A-1”, 5%, 2033	$475,000	$349,006
Illinois Railsplitter Tobacco Settlement Authority, 5.5%, 2023	3,970,000	4,042,611
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	6,750,000	6,880,748
Inland Empire, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, Capital Appreciation, “C-1”, 0%, 2036	1,580,000	116,193
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “B”, 5.6%, 2034	3,070,000	2,496,125
Louisiana Tobacco Settlement Authority Rev., “2001-B”, 5.5%, 2030	1,240,000	1,240,521
Louisiana Tobacco Settlement Authority Rev., “2001-B”, 5.875%, 2039	2,585,000	2,487,235
New Jersey Tobacco Settlement Financing Corp., 5.75%, 2012 (c)	1,715,000	1,800,167
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	11,940,000	8,138,423
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev. (Santa Clara), Capital Appreciation, “A”, 0%, 2036	4,405,000	386,891
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev. (Santa Clara), Capital Appreciation, “A”, 0%, 2041	3,600,000	180,180
Washington Tobacco Settlement Authority Rev., 6.5%, 2026	180,000	182,678
Washington Tobacco Settlement Authority Rev., 6.625%, 2032	4,485,000	4,513,569

		$57,476,904

Toll Roads – 1.3%
E-470 Public Highway Authority Rev., CO, “C”, 5.375%, 2026	$1,495,000	$1,415,526
Illinois Toll Highway Authority Rev., “B”, 5.5%, 2033	5,645,000	5,765,182
Mid-Bay Bridge Authority, FL, Springing Lien Rev., “A”, 7.25%, 2040	6,920,000	7,003,524
North Texas Tollway Authority Rev., 6%, 2043	3,470,000	3,532,703
Northwest Parkway, CO, Public Highway Authority Rev., “C”, ETM, AGM, 5.35%, 2016 (c)	1,000,000	1,182,180
Texas Private Activity Bond, Surface Transportation Corp., 7%, 2040	2,470,000	2,616,718

		$21,515,833

Transportation - Special Tax – 1.1%
Commonwealth of Virginia Transportation Board Rev., Capital Projects, 5%, 2020	$4,870,000	$5,726,097
Jacksonville, FL, Transportation Authority Rev., ETM, 9.2%, 2015 (c)	1,475,000	1,713,227
New Jersey Transportation Trust Fund Authority Rev., “D”, 5.25%, 2023	7,500,000	7,972,350
New York Metropolitan Transportation Authority Rev., ETM, 5.75%, 2013 (c)	1,765,000	1,819,980
Pennsylvania Turnpike Commission Oil Franchise Tax Rev., “A”, ETM, AMBAC, 5.25%, 2018 (c)	1,150,000	1,210,743

		$18,442,397

Universities - Colleges – 11.6%
Alcorn State University, MS, Educational Building Corp. Rev. (Student Housing Project), “A”, 5.125%, 2034	$2,500,000	$2,528,900
Alcorn State University, MS, Educational Building Corp. Rev. (Student Housing Project), “A”, 5.25%, 2039	1,625,000	1,650,724
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 5.9%, 2028	1,195,000	1,213,212
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 6%, 2038	1,725,000	1,695,278
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 5.75%, 2040	1,700,000	1,608,013
Amherst, NY, Industrial Development Agency, Civic Facility Rev. (Daemen College Project), “A”, 6%, 2011 (c)	1,000,000	1,033,550
Anderson, IN, Economic Development Rev. (Anderson University Project), 5%, 2028	2,415,000	1,730,927
Anderson, IN, Economic Development Rev. (Anderson University Project), 5%, 2032	400,000	273,088
California Educational Facilities Authority Rev. (California Lutheran University), 5.75%, 2038	2,640,000	2,524,474

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
California Educational Facilities Authority Rev. (Claremont Graduate University), “A”, 5%, 2042	$5,800,000	$5,002,616
California Educational Facilities Authority Rev. (University Financing Project), 5%, 2026	1,620,000	1,397,412
California Educational Facilities Authority Rev. (University of San Francisco), 6.125%, 2036	925,000	963,008
California Educational Facilities Authority Rev. (University of Southern California), “A”, 5.25%, 2038	4,610,000	4,812,517
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	1,785,000	1,754,298
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 2040	850,000	847,680
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.4%, 2027	245,000	209,105
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.5%, 2038	280,000	216,348
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 7.5%, 2042	925,000	896,852
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.125%, 2040	3,000,000	3,013,290
Delaware County, PA, Authority College Rev. (Neumann College), 6%, 2025	490,000	499,731
District of Columbia Rev. (Georgetown University), Capital Appreciation, BHAC, 0% to 2018, 5% to 2040	11,570,000	7,122,029
Douglas County, NE, Educational Facilities Rev. (Creighton University), “A”, 5.875%, 2040	6,355,000	6,595,092
Florida Higher Educational Facilities, Financial Authority Rev. (Rollins College), 5%, 2037	1,000,000	998,500
Florida State University Board of Governors, System Improvement Rev., 6.25%, 2030	2,185,000	2,475,780
Forest Grove, OR, Student Housing Rev. (Oak Tree Foundation, Inc.), 5.5%, 2037	2,470,000	2,134,574
Grand Valley, MI, State University Rev., 5.5%, 2027	985,000	1,042,376
Grand Valley, MI, State University Rev., 5.625%, 2029	480,000	507,034
Harris County, TX, Cultural Education Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 2032	8,235,000	7,527,449
Houston, TX, Community College Systems, COP, NATL, 7.875%, 2012 (c)	1,650,000	1,768,008
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2031	2,745,000	1,966,134
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2036	5,705,000	3,941,413
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	5,300,000	5,408,650
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	1,225,000	1,253,824
Louisville & Jefferson County, KY, Metro Government College Rev. (Bellarmine University, Inc. Project), 6.125%, 2039	3,000,000	3,018,120
Lubbock, TX, Educational Facilities Authority Rev. (Lubbock Christian University), 5.125%, 2027	2,280,000	2,085,106
Lubbock, TX, Educational Facilities Authority Rev. (Lubbock Christian University), 5.25%, 2037	2,995,000	2,598,282
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2030	540,000	519,739
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2039	645,000	609,602
Massachusetts Development Finance Agency Rev. (Boston University), SYNCORA, 6%, 2059	6,075,000	6,305,729
Massachusetts Development Finance Agency Rev. (Emerson College), “A”, 5%, 2040	4,500,000	4,214,880
Massachusetts Development Finance Agency Rev. (Olin College), “B”, SYNCORA, 5.25%, 2033	3,095,000	3,101,902
Massachusetts Development Finance Agency Rev. (Simmons College), SYNCORA, 5.25%, 2026	880,000	863,650
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 2033	420,000	384,930
Massachusetts Development Finance Agency Rev. (Suffolk University), 5.125%, 2040	1,440,000	1,262,491

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Massachusetts Health & Educational Facilities Authority Rev. (Harvard University), 5.5%, 2036 (u)	$25,000,000	$27,136,500
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), “I”, 8%, 2029	2,030,000	2,249,869
Massachusetts Health & Educational Facilities Authority Rev. (Springfield College), 5.625%, 2040	2,110,000	2,012,434
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 2030	4,055,000	4,152,077
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 5.75%, 2039	3,925,000	3,792,688
Massachusetts Health & Educational Facilities Authority Rev. (Wheaton College), “F”, 5%, 2041	2,000,000	1,925,400
Miami-Dade County, FL, Educational Facilities Authority Rev. (University of Miami), “A”, 5.75%, 2028	875,000	907,891
Michigan Higher Education Facilities Authority Rev. (College for Creative Studies), 6.125%, 2037	3,465,000	3,314,376
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 7.5%, 2032	4,195,000	4,729,443
Pennsylvania Higher Educational Facilities Authority Rev. (Lasalle University), 5.5%, 2034	2,420,000	2,222,649
Pennsylvania Higher Educational Facilities Authority Rev. (Lasalle University), “A”, 5.25%, 2027	1,210,000	1,163,391
Pennsylvania Higher Educational Facilities Authority Rev. (Saint Josephs University), “A”, 5%, 2040	3,500,000	3,349,360
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 5.125%, 2036	930,000	800,786
St. Joseph County, IN, Educational Facilities Rev. (University of Notre Dame), 6.5%, 2026	1,000,000	1,307,790
Troy, NY, Capital Resource Corp. Rev. (Rensselaer Polytechnic Institute) “A”, 5.125%, 2040	9,895,000	9,696,209
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 6%, 2027	4,670,000	5,170,998
University of California, “A”, NATL, 4.5%, 2037	8,375,000	7,232,901
University of Southern Indiana Rev. (Student Fee), “J”, ASSD GTY, 5.75%, 2028	1,875,000	2,019,956
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.25%, 2032	1,665,000	1,748,183
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.375%, 2036	610,000	636,742
Upland, IN, Economic Development Rev. (Taylor University), 6%, 2018	435,000	451,587
Upland, IN, Economic Development Rev. (Taylor University), 6.25%, 2023	520,000	533,218
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 2034	2,165,000	2,123,107
Wisconsin Health & Educational Facilities Authority Rev. (Beloit College), “A”, 6.125%, 2035	630,000	593,492
Wisconsin Health & Educational Facilities Authority Rev. (Beloit College), “A”, 6.125%, 2039	1,265,000	1,178,107

		$192,025,471

Universities - Dormitories – 1.1%
Bowling Green, OH, Student Housing Rev. (State University Project), 6%, 2045	$3,975,000	$3,729,623
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	1,025,000	809,627
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 2040	1,655,000	1,578,638
Georgia Private College & University Authority Rev. (Mercer Housing Corp.), “A”, 6%, 2021	905,000	907,299
Illinois Finance Authority Student Housing Rev. (Illinois State University), 6.75%, 2031	2,730,000	2,810,044

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Dormitories – continued
Illinois Finance Authority Student Housing Rev. (Northern Illinois University Project), 6.625%, 2031	$4,210,000	$4,235,849
Maryland Economic Development Corp. Student Housing (University of Maryland - College Park), 5.875%, 2043	1,035,000	1,003,774
Pennsylvania Higher Education Facilities Authority Rev. (East Stroudsburg University), 5%, 2042	2,275,000	1,887,568
Pennsylvania Higher Education Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 2030	510,000	501,361
Pennsylvania Higher Education Facilities Authority Rev. (Edinboro University Foundation), 6%, 2043	895,000	882,461

		$18,346,244

Universities - Secondary Schools – 2.2%
California Statewide Communities Development Authority Rev. (Aspire Public Schools), 6.125%, 2046	$5,045,000	$4,580,002
California Statewide Communities Development Authority Rev. (Escondido Charter High School), 7.5%, 2011 (c)	500,000	512,510
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 2040	2,355,000	2,083,469
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 2045	1,425,000	1,271,414
Colorado Educational & Cultural Facilities Authority Rev. (Academy of Charter Schools Project), 5.625%, 2040	1,815,000	1,758,281
Colorado Educational & Cultural Facilities Authority Rev. (Twin Peaks Charter Academy), 7%, 2038	4,330,000	4,715,587
District of Columbia Rev. (Gonzaga College High School), AGM, 5.25%, 2032	3,015,000	2,929,133
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School),”A”, 6%, 2030	2,425,000	2,208,811
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School),”A”, 6%, 2040	5,130,000	4,506,295
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 2039	1,470,000	1,489,448
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 2041	4,230,000	4,345,564
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian Academy), 5.5%, 2038 (d)	100,000	40,000
Massachusetts Development Finance Agency Rev. (Dexter School), 5%, 2037	3,000,000	2,869,890
Michigan Municipal Bond Authority Rev. (YMCA Service Learning Academy), 7.625%, 2021	400,000	400,392
Philadelphia, PA, Authority for Industrial Development Rev. (Global Leadership Academy Project), 5.75%, 2030	480,000	423,331
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School), 6%, 2035	415,000	406,190
San Juan, TX, Higher Education Finance Authority Education Rev. (Idea Public Schools), “A”, 6.7%, 2040	2,795,000	2,844,248

		$37,384,565

Utilities - Investor Owned – 5.5%
Apache County, AZ, Industrial Development Authority, Pollution Control Rev. (Tucson Electric Power Co.), 5.875%, 2033	$1,000,000	$1,000,000
Brazos River Authority, TX, Pollution Control Rev. (TXU Energy Co. LLC), 5%, 2041	2,460,000	785,109
California Statewide Communities Development Authority, Pollution Control Rev., “A”, 4.5%, 2029	6,000,000	5,804,400
Chautauqua County, NY, Industrial Development Agency, Exempt Facilities Rev. (Dunkirk Power), 5.875%, 2042	230,000	221,902
Chula Vista, CA, Industrial Development Rev. (San Diego Gas), 5.875%, 2034	1,840,000	1,942,709
Delaware Economic Development Authority Rev. (Indian River Power LLC), 5.375%, 2045	7,400,000	6,593,548
Farmington, NM, Pollution Control Rev. (Arizona Public Service Co.), “A”, 4.7%, 2024	5,990,000	5,870,979
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “D”, 5.9%, 2040	9,975,000	9,771,211

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Investor Owned – continued
Hawaii Department of Budget & Finance Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 2039	$3,655,000	$3,785,959
Hawaii Department of Budget & Finance Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), “B”, SYNCORA, 5%, 2022	4,000,000	3,884,760
Louisiana Public Facilities Authority Rev. (Entergy Gulf States Louisiana LLC), “A”, 5%, 2028	10,000,000	9,987,900
Maricopa County, AZ, Pollution Control Rev. (El Paso Electric), “B”, 7.25%, 2040	1,710,000	1,868,158
Maryland Economic Development Corp., Pollution Control Rev. (Potomac Electric Power Co.), 6.2%, 2022	1,455,000	1,675,534
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (b)	670,000	727,406
Matagorda County, TX, Navigation District No. 1 Rev. (Centerpoint Energy, Inc.), “A”, AMBAC, 5.25%, 2026	1,685,000	1,683,180
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), “A”, 6.3%, 2029	2,045,000	2,096,739
Matagorda County, TX, Pollution Control Rev. (Reliant Energy), 5.95%, 2030	750,000	736,613
Mecklenburg County, VA, Industrial Development Authority Rev. (UAE Mecklenburg LP), 6.5%, 2017	700,000	704,662
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 2020	985,000	1,086,829
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 2029 (b)	1,970,000	2,230,651
New Hampshire Industrial Development Authority, Pollution Control Rev. (Connecticut Light & Power), 5.9%, 2016	4,000,000	4,036,280
New Hampshire Industrial Development Authority, Pollution Control Rev. (Connecticut Light & Power), 5.9%, 2018	1,000,000	1,009,970
New Jersey Economic Development Authority, Water Facilities Rev. (New Jersey American Water Co.), “A”, 5.7%, 2039	5,000,000	4,910,000
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “B”, 5.625%, 2039	1,670,000	1,661,683
Pennsylvania Economic Development Financing Authority (Allegheny Energy Supply Co. LLC), 7%, 2039	4,580,000	4,940,767
Pima County, AZ, Industrial Development Authority Pollution Control Rev. (Tucson Electric Power Co.), “A”, 4.95%, 2020	4,135,000	4,162,126
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), 5.75%, 2029	3,715,000	3,739,556
Pima County, AZ, Industrial Development Authority, Industrial Rev. (Tucson Electric Power Co.), “A”, 5.25%, 2040	4,485,000	4,103,954

		$91,022,585

Utilities - Municipal Owned – 5.4%
Austin, TX, Utility Systems Rev., AMBAC, 6.75%, 2011	$1,500,000	$1,532,070
Austin, TX, Utility Systems Rev., AMBAC, 6.75%, 2012	2,500,000	2,695,900
Georgia Municipal Electric Authority Power Rev., AMBAC, 6.5%, 2014 (c)	145,000	168,171
Georgia Municipal Electric Authority Power Rev., NATL, 6.375%, 2016	2,000,000	2,296,720
Georgia Municipal Electric Authority Power Rev., AMBAC, 6.5%, 2017	8,000,000	9,294,880
Georgia Municipal Electric Authority Power Rev., NATL, 6.5%, 2020	7,350,000	8,572,379
Georgia Municipal Electric Authority Power Rev., ETM, AMBAC, 6.5%, 2017 (c)	365,000	423,407
Harris County, TX, Cultural Education Facilities Financial Corp., Thermal Utilities Rev. (Teco Project), “A”, 5.25%, 2035	1,560,000	1,609,936
Intermountain Power Agency, UT, “A”, ETM, 6.15%, 2014 (c)	20,450,000	21,599,495
Mercer County, ND, Pollution Control Rev. (Antelope Valley Station), AMBAC, 7.2%, 2013	1,770,000	1,832,959
North Carolina Eastern Municipal Power Agency, “A”, NATL, 6.5%, 2018	9,250,000	11,133,208
North Carolina Municipal Power Agency, Catawba Electric Rev., “A”, NATL, 5.25%, 2019 (u)	10,000,000	10,422,600
Northern California Transmission Agency, NATL, 7%, 2013	2,755,000	2,913,165
Philadelphia, PA, Gas Works Rev., 5.25%, 2040	2,220,000	2,102,917

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – continued
Piedmont, SC, Municipal Power Agency, FGIC, 6.25%, 2021	$4,150,000	$5,001,165
Washington Public Power Supply System Rev. (Nuclear Project #3), 7.125%, 2016	5,145,000	6,465,516
Wyoming Municipal Power Agency, Power Supply, “A”, 5%, 2036	1,000,000	993,010

		$89,057,498

Utilities - Other – 2.5%
California M-S-R Energy Authority Gas Rev., “A”, 7%, 2034	$595,000	$686,422
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	1,810,000	1,976,954
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 2022	4,545,000	4,716,347
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 2026	845,000	841,485
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 2028	1,740,000	1,700,154
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	3,725,000	4,010,298
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2032	5,645,000	5,146,038
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2037	12,200,000	10,876,178
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2017	1,575,000	1,619,021
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	1,500,000	1,526,760
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	1,665,000	1,653,795
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2023	2,385,000	2,357,429
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2024	2,215,000	2,177,699
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	2,605,000	2,546,283

		$41,834,863

Water & Sewer Utility Revenue – 4.8%
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 2022	$2,770,000	$3,158,603
California Department of Water Resources Center (Central Valley Project Rev.), “AF”, 5%, 2028 (u)	23,825,000	25,590,433
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2038	3,580,000	3,581,969
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,290,000	1,278,996
Dallas, TX, Waterworks & Sewer System Rev., 5%, 2039	10,000,000	10,396,800
Detroit, MI, Sewer Disposal System Rev., “B”, AGM, 7.5%, 2033	3,835,000	4,416,271
Houston, TX, Utility System Rev., “D”, 5%, 2036	3,760,000	3,814,445
Los Angeles County, CA, Sanitation Districts Financing Authority Rev., AMBAC, 4.5%, 2038	7,840,000	6,602,770
Madera, CA, Irrigation Financing Authority Rev., 6.5%, 2040	2,000,000	2,022,040
Massachusetts Water Resources Authority, “B”, AGM, 5.25%, 2029	4,215,000	4,817,619
Massachusetts Water Resources Authority, ETM, 6.5%, 2019 (c)	5,965,000	7,231,429
New York Environmental Facilities Corp., Municipal Water Finance Authority Project, 5%, 2025	2,300,000	2,544,766
New York Environmental Facilities, “C”, 5%, 2041	2,745,000	2,850,957
New York Environmental Facilities, ETM, 5%, 2016 (c)	570,000	571,568

		$78,878,666

Total Municipal Bonds		$1,648,054,109

Floating Rate Demand Notes – 0.1%
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “B”, 0.02%, due 7/01/11	$1,500,000	$1,500,000

Money Market Funds (v) – 2.3%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value	38,742,850	$38,742,850

Total Investments		$1,688,296,959

Other Assets, Less Liabilities – (1.9)%		(31,506,650)

Net Assets – 100.0%		$1,656,790,309

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	Non-income producing security - in default.

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $5,714,190 representing 0.3% of net assets.
(p)	Primary inverse floater.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
MuniMae TE Bond Subsidiary LLC, “A-2”, 4.9%, 2049	10/14/04	$2,000,000	$1,600,300
% of Net Assets			0.1%

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
LOC	Letter of Credit

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CALHF	California Housing Finance Agency
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SYNCORA	Syncora Guarantee Inc.

Inverse Floaters
RIBS	Residual Interest Bonds
RITES	Residual Interest Tax-Exempt Security

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Municipal Income Fund

Supplemental Information (Unaudited) 6/30/11

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures. The following is a summary of the levels used as of June 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,648,054,109	$—	$1,648,054,109
Short Term Securities	—	1,500,000	—	1,500,000
Mutual Funds	38,742,850	—	—	38,742,850

Total Investments	$38,742,850	$1,649,554,109	$—	$1,688,296,959

Other Financial Instruments
Futures	$43,500	$—	$—	$43,500

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,594,383,844

Gross unrealized appreciation	$72,939,270
Gross unrealized depreciation	(33,816,272)

Net unrealized appreciation (depreciation)	$39,122,998

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

MFS Municipal Income Fund

Supplemental Information (Unaudited) 6/30/11 - continued

(3) Derivative Contracts at 6/30/11

Futures Contracts Outstanding at 6/30/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	134	$16,391,969	September-2011	$43,500

At June 30, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	59,836,742	89,035,296	(110,129,188)	38,742,850

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$—	$38,742,850

MFS® New York Municipal Bond Fund

QUARTERLY REPORT

June 30, 2011

MFS New York Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11

Issuer	Shares/Par	Value ($)
Municipal Bonds – 96.8%
Airport Revenue – 1.8%
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 2035	$555,000	$567,471
New York, NY, City Industrial Development Agency, Special Facilities Rev. (Terminal One Group), 5.5%, 2024	1,000,000	1,019,460
Port Authority NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2042	1,160,000	1,182,446
Port Authority NY & NJ, Special Obligation Rev. (JFK International), NATL, 6.25%, 2015	1,000,000	1,060,540

		$3,829,917

General Obligations - General Purpose – 4.5%
Commonwealth of Puerto Rico, “A”, 5.5%, 2018	$1,480,000	$1,593,575
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	495,000	471,403
Commonwealth of Puerto Rico, “A”, 6%, 2038	845,000	850,729
Commonwealth of Puerto Rico, Public Improvement, “B”, 6.5%, 2037	1,600,000	1,687,488
New York, NY, “B”, 5%, 2018	3,000,000	3,478,980
New York, NY, “E-1”, 6.25%, 2028	1,000,000	1,131,970
New York, NY, “J”, FGIC, 5.5%, 2026	5,000	5,012
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	340,000	370,277

		$9,589,434

General Obligations - Improvement – 0.5%
Erie County, NY, Public Improvement, “A”, FGIC, 5%, 2011 (c)	$140,000	$141,585
Guam Government, “A”, 6.75%, 2029	635,000	652,450
Guam Government, “A”, 5.25%, 2037	290,000	247,770
Guam Government, “A”, 7%, 2039	105,000	108,333

		$1,150,138

General Obligations - Schools – 1.9%
Genesee Valley, NY, Central School District (Angelica Belmont), FGIC, 5.25%, 2028	$1,720,000	$1,752,990
Port Byron, NY, Central School District, ETM, AMBAC, 7.4%, 2012 (c)	500,000	534,050
Port Byron, NY, Central School District, ETM, AMBAC, 7.4%, 2013 (c)	500,000	568,255
Port Byron, NY, Central School District, ETM, AMBAC, 7.4%, 2014 (c)	500,000	598,990
Port Byron, NY, Central School District, ETM, AMBAC, 7.4%, 2015 (c)	500,000	625,575

		$4,079,860

Healthcare Revenue - Hospitals – 8.4%
Albany, NY, Industrial Development Agency, Civic Facilities Rev. (St. Peters), “D”, 5.75%, 2027	$1,000,000	$982,260
Chautauqua County, NY, Capital Resource Corp., Rev. (Women’s Christian Assn.), “A”, 8%, 2030	550,000	541,420
Genesee County, NY, Industrial Development Agency, Civic Facilities Rev. (United Medical Center Project), 5%, 2032	500,000	392,650
Illinois Finance Authority Rev. (Little Company of Mary Hospital and Health Care Centers), 5.375%, 2040	365,000	337,048
Madison County, NY, Industrial Development Agency, Civic Facilities Rev. (Oneida), 5.25%, 2027	1,425,000	1,263,605
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 2030	165,000	167,642
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	145,000	144,742
Monroe County, NY, Industrial Development Agency, Civic Facilities Rev. (Highland Hospital of Rochester), 5%, 2025	995,000	997,866
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 2039	35,000	34,973
New York Dormitory Authority Rev. (NYU Hospital Center), “B”, 5.625%, 2037	750,000	756,998
New York Dormitory Authority Rev., Non-State Supported Debt, 6.25%, 2037	750,000	708,405
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2035	1,495,000	1,595,404

1

MFS New York Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
New York Dormitory Authority Rev., Non-State Supported Debt (Highland Hospital), 5.2%, 2032	$365,000	$353,670
New York Dormitory Authority Rev., Non-State Supported Debt (Hospital Special Surgery), FHA, 6.25%, 2034	2,000,000	2,248,480
New York Dormitory Authority Rev., Non-State Supported Debt (Mount Sinai Hospital), “A”, 5%, 2026	2,000,000	2,028,900
New York Dormitory Authority Rev., Non-State Supported Debt (NYU Hospitals Center), “A”, 5.5%, 2025	750,000	798,653
New York, NY, Health & Hospital Corp. Rev., “A”, 5.5%, 2023	1,000,000	1,072,500
New York, NY, Industrial Development Agency, Civic Facilities Rev. (Staten Island University Hospital), “B”, 6.375%, 2031	450,000	450,608
Saratoga County, NY, Industrial Development Agency Civic Facilities Rev., 5.25%, 2032	500,000	484,360
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	165,000	167,845
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	395,000	402,477
Westchester County, NY, Health Care Corp. Rev.,“B”, 6%, 2030	1,000,000	1,027,180
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	945,000	854,620

		$17,812,306

Healthcare Revenue - Long Term Care – 1.6%
East Rochester, NY, Housing Authority Rev. (Woodland Village Project), 5.5%, 2033	$400,000	$330,708
Nassau County, NY, Industrial Development Agency Continuing Care (Amsterdam at Harborside), 6.7%, 2043	550,000	519,167
Suffolk County, NY, Economic Development Corp. Rev. (Peconic Landing at Southhold, Inc.), 6%, 2040	1,000,000	999,930
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (Gurwin Jewish Phase II), 6.7%, 2039	385,000	369,069
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	120,000	122,867
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	180,000	181,251
Ulster County, NY, Industrial Development Agency (Woodland Pond), “A”, 6%, 2037	500,000	375,300
Westchester County, NY, Industrial Development Agency, Civic Facilities Rev., Continuing Care Retirement (Kendal on Hudson), “A”, 6.5%, 2013 (c)	300,000	326,475
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 2029	20,000	20,330
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 2039	130,000	131,355

		$3,376,452

Human Services – 0.9%
Nassau County, NY, Industrial Development Agency, Civic Facility Rev. (Special Needs Facility), “B-1”, 6.5%, 2017	$205,000	$194,479
New York Dormitory Authority Rev. (Jewish Board of Families & Children), AMBAC, 5%, 2023	695,000	699,427
New York Dormitory Authority Rev., Non-State Supported Debt (Nysarc, Inc.), “A”, 6%, 2032	705,000	755,259
New York, NY, Industrial Development Agency (PSCH, Inc.), 6.375%, 2033	215,000	191,883

		$1,841,048

Industrial Revenue - Airlines – 0.3%
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.125%, 2011	$100,000	$100,049

2

MFS New York Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Airlines – continued
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.625%, 2025	$350,000	$360,245
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.75%, 2031	250,000	257,355

		$717,649

Industrial Revenue - Other – 2.4%
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 2035	$3,180,000	$3,149,599
New York, NY, City Industrial Development Agency Rev., Liberty Bonds (IAC/InterActiveCorp), 5%, 2035	500,000	443,590
Onondaga County, NY, Industrial Development Agency, Sewer Facilities Rev. (Bristol- Meyers Squibb Co.), 5.75%, 2024	1,000,000	1,107,290
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	430,000	395,811

		$5,096,290

Industrial Revenue - Paper – 0.6%
Essex County, NY, Industrial Development Agency, Pollution Control Rev. (International Paper Corp.), 6.15%, 2021	$470,000	$471,184
Essex County, NY, Industrial Development Agency, Pollution Control Rev. (International Paper Corp.), 6.45%, 2023	700,000	703,339

		$1,174,523

Miscellaneous Revenue - Entertainment & Tourism – 0.8%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.25%, 2040	$1,750,000	$1,779,995
New York Liberty Development Corp. Rev. (National Sports Museum), “A”, 6.125%, 2019 (d)	439,999	4

		$1,779,999

Miscellaneous Revenue - Other – 2.1%
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 2049	$2,500,000	$2,560,125
New York, NY, Industrial Development Agency, Civic Facilities Rev. (United Jewish Appeal), “A”, 5%, 2027	1,000,000	1,027,590
Onondaga County, NY, Industrial Development Authority Rev. (Air Cargo), 6.125%, 2032	1,045,000	926,612

		$4,514,327

Multi-Family Housing Revenue – 3.2%
New York Housing Finance Agency Rev. (Affordable Housing), “D”, 5%, 2040	$1,520,000	$1,499,176
New York Housing Finance Agency Rev., “A”, 5.1%, 2041	795,000	734,175
New York Housing Finance Agency Rev., “A”, 5.25%, 2041	1,000,000	1,008,860
New York, NY, City Housing Development Corp., 5.5%, 2034	2,000,000	2,000,440
New York, NY, City Housing Development Corp., “C”, 5%, 2026	500,000	494,690
New York, NY, City Housing Development Corp., Multifamily Housing Rev., 4.8%, 2035	1,000,000	974,710

		$6,712,051

Sales & Excise Tax Revenue – 3.1%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2034	$1,000,000	$1,004,120
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	1,000,000	979,560
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	1,070,000	1,110,157
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.375%, 2039	630,000	622,327
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 6%, 2039	930,000	966,177
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	930,000	899,942
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, 0%, 2056	11,315,000	509,288

3

MFS New York Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Schenectady, NY, Metroplex Development Authority Rev., “A”, NATL, 5.375%, 2021	$475,000	$488,010

		$6,579,581

Single Family Housing - State – 1.9%
New York Mortgage Agency Rev., 5.1%, 2024	$315,000	$308,741
New York Mortgage Agency Rev., “130”, 4.65%, 2027	1,680,000	1,635,984
New York Mortgage Agency Rev., “130”, 4.75%, 2030	500,000	483,435
New York Mortgage Agency Rev., “156”, 5.35%, 2033	1,490,000	1,517,595

		$3,945,755

Solid Waste Revenue – 0.4%
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (American Ref-fuel), “C”, 5.625%, 2024 (b)	$850,000	$862,427

State & Agency - Other – 1.3%
New York Dormitory Authority (City University), AMBAC, 5.75%, 2018	$800,000	$924,216
New York Municipal Bond Bank Agency, Special Program Rev., “A”, AMBAC, 5.25%, 2015	715,000	716,516
New York State Dormitory Authority Rev. (State University) , “B”, FGIC, 5.25%, 2019	1,040,000	1,171,872

		$2,812,604

State & Local Agencies – 13.3%
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.92%, 2037	$1,405,000	$926,626
New York City Educational Construction Fund Rev., “A”, 5.75%, 2033	1,860,000	2,006,512
New York Dormitory Authority (City University), “A”, 5.625%, 2016	2,450,000	2,726,238
New York Dormitory Authority (State University), 5.875%, 2017	1,130,000	1,315,535
New York Dormitory Authority Rev. (School Program), 6.25%, 2020	1,690,000	1,695,594
New York Dormitory Authority Rev., Mental Health Services, “D”, NATL, 5.25%, 2011 (c)	105,000	105,574
New York Dormitory Authority Rev., Mental Health Services, Unrefunded, “B”, NATL, 5.25%, 2031	725,000	726,080
New York Dormitory Authority Rev., Non-State Supported Debt, 5%, 2032	2,000,000	1,999,980
New York Dormitory Authority Rev., State Supported Debt, AGM, 5.25%, 2030	25,000	25,036
New York Municipal Bond Bank Agency, Special School Purpose Rev., 5.25%, 2022	1,000,000	1,060,360
New York Thruway Authority, Personal Income Tax Rev., “A”, 5%, 2018	1,710,000	2,007,523
New York Tobacco Settlement Financing Corp., “A-1”, 5.5%, 2018	2,000,000	2,056,440
New York Tobacco Settlement Financing Corp., “B”, 5%, 2018	2,000,000	2,285,180
New York Urban Development Corp. (State Facilities), AMBAC, 5.6%, 2015	2,750,000	2,992,275
New York Urban Development Corp. Rev., “D”, 5.625%, 2028	2,000,000	2,157,460
New York Urban Development Corp. Rev., Personal Income Tax, “C”, 5%, 2018	3,000,000	3,542,070
United Nations Development Corp., “A”, 5%, 2026	500,000	523,445

		$28,151,928

Tax - Other – 8.5%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$270,000	$270,980
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	90,000	90,024
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5%, 2047	3,000,000	2,697,930
New York State Dormitory Authority, Personal Income Tax Rev., “E”, 5%, 2018	3,000,000	3,517,980
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-3”, 5.25%, 2039	2,000,000	2,043,580
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-5”, GNMA, 5%, 2026	3,000,000	3,149,490
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-5”, 5%, 2032	1,000,000	1,025,190
New York, NY, City Transitional Finance Authority Rev., “E”, 5%, 2017	2,000,000	2,350,580
Virgin Islands Public Finance Authority Rev. (Diageo), “A”, 6.625%, 2029	605,000	636,442
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2039	1,250,000	1,089,963
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	1,080,000	1,014,682

		$17,886,841

4

MFS New York Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tobacco – 2.3%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$320,000	$261,971
Buckeye, OH, Tobacco Settlement Financing Authority, Capital Appreciation, “A-3”, 0% to 2012, 6.25% to 2037	765,000	538,927
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	1,595,000	1,163,106
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Capital Appreciation, “A-2”, 0% to 2012, 5.30% to 2037	1,235,000	792,685
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	355,000	361,876
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	1,040,000	708,874
New York County Tobacco Trust II, 5.625%, 2035	800,000	650,992
Westchester, NY, Tobacco Asset Securitization Corp., 5.125%, 2045	500,000	336,605

		$4,815,036

Toll Roads – 1.3%
Triborough Bridge & Tunnel Authority Rev., NY, “A-2”, 5%, 2029	$2,000,000	$2,105,460
Triborough Bridge & Tunnel Authority Rev., NY, ETM, 6%, 2012 (c)	300,000	308,466
Triborough Bridge & Tunnel Authority Rev., NY, Unrefunded, “A”, NATL, 5%, 2032	310,000	311,547

		$2,725,473

Transportation - Special Tax – 6.4%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, 4.95%, 2026	$1,530,000	$1,523,589
Metropolitan Transportation Authority Rev., NY, “A”, 5%, 2035	2,000,000	1,966,680
Metropolitan Transportation Authority Rev., NY, “A”, 5%, 2037	2,410,000	2,382,020
Metropolitan Transportation Authority Rev., NY, “C”, 6.5%, 2028	2,000,000	2,300,740
Metropolitan Transportation Authority Rev., NY, ETM, AMBAC, 5.75%, 2013 (c)	275,000	283,566
New York Thruway Authority, “B”, 5%, 2015	2,620,000	2,972,364
New York Thruway Authority, General Rev., Highway & Bridges, “A-1”, 5%, 2020	1,750,000	2,021,513

		$13,450,472

Universities - Colleges – 17.4%
Albany, NY, Capital Resource Corp. Rev. (The College Saint Rose), “A”, 5.625%, 2031	$1,000,000	$988,760
Albany, NY, Industrial Development Agency Rev. (Albany Law School), 5%, 2031	1,000,000	945,610
Amherst, NY, Industrial Development Agency, Civic Facility Rev. (Daemen College Project), “A”, 6%, 2011 (c)	1,000,000	1,033,550
Hempstead, NY, Industrial Development Agency Civic Rev. (Adelphi University), 5%, 2030	1,515,000	1,529,271
Hempstead, NY, Local Development Corp. Rev. (Adelphi University), “B”, 5.25%, 2039	500,000	485,795
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	1,945,000	1,984,873
Madison County, NY, Industrial Development Agency Civic Facilities Rev. (Colgate University), “A”, AMBAC, 5%, 2035	1,585,000	1,590,658
Miami-Dade County, FL, Educational Facilities Authority Rev. (University of Miami),“B”, 5.25%, 2029	1,325,000	1,373,045
Nassau County, NY, Industrial Development Agency Rev. (New York Institute of Technology), “A”, 4.75%, 2026	1,000,000	960,130
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	985,000	1,118,468
New York Dormitory Authority Rev. (New York University), “A”, FGIC, 5%, 2029	1,000,000	1,021,660
New York Dormitory Authority Rev. (St. John’s University), “A”, NATL, 5%, 2017	300,000	303,459
New York Dormitory Authority Rev., Non-State Supported Debt (Brooklyn Law School), 5.75%, 2033	600,000	627,318
New York Dormitory Authority Rev., Non-State Supported Debt (Cornell University), “A”, 5%, 2031	2,000,000	2,067,660
New York Dormitory Authority Rev., Non-State Supported Debt (Manhattan Marymount), 5.25%, 2029	1,000,000	955,180

5

MFS New York Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
New York Dormitory Authority Rev., Non-State Supported Debt (Manhattan Marymount), 5.125%, 2039	$2,000,000	$1,986,740
New York Dormitory Authority Rev., Non-State Supported Debt (New York University), “A”, 5.25%, 2048	1,955,000	1,992,732
New York Dormitory Authority Rev., Non-State Supported Debt (St. Francis College), 5%, 2040	2,000,000	1,945,920
New York Dormitory Authority Rev., Non-State Supported Debt (St. Josephs College), 5.25%, 2035	2,000,000	1,962,540
New York Dormitory Authority Rev., Non-State Supported Debt (The Convent of the Sacred Heart), AGM, 5.625%, 2035	1,250,000	1,278,763
New York Dormitory Authority Rev., Non-State Supported Debt, “A”, 5%, 2020	2,000,000	2,214,940
Onondaga, NY, Civic Development Corp. Rev. (Le Moyne College Project), 5.375%, 2040	2,000,000	1,900,160
Schenectady, NY, New York Dormitory Authority Rev. (Cornell University), “A”, AMBAC, 5%, 2032	2,000,000	2,018,780
Seneca County, NY, Industrial Development Agency, Civic Facilities Rev. (New York Chiropractic), 5%, 2027	500,000	487,480
St. Lawrence County, NY, Industrial Development Agency Rev. (Clarkson University), 5%, 2031	2,225,000	2,237,549
Troy, NY, Capital Resource Corp. Rev. (Rensselaer Polytechnic Institute) “A”, 5.125%, 2040	1,000,000	979,910
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (Sarah Lawrence College Project), “A”, 6%, 2041	595,000	604,681

		$36,595,632

Universities - Dormitories – 1.4%
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Buffalo State College), “A”, 5.375%, 2041	$2,000,000	$1,963,180
Canton, NY, Capital Resource Corp., Student Housing Facility Rev. (Grasse River LLC), “A”, AGM, 5%, 2045	1,000,000	941,020

		$2,904,200

Universities - Secondary Schools – 1.4%
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 2041	$535,000	$549,616
New York Dormitory Authority Rev., Non-State Supported Debt (The New School University), 5.5%, 2040	2,240,000	2,308,813

		$2,858,429

Utilities - Investor Owned – 1.7%
Chautauqua County, NY, Industrial Development Agency, Exempt Facilities Rev. (Dunkirk Power), 5.875%, 2042	$1,000,000	$964,790
New York Environmental Facilities Corp., Water Facilities Rev., 6%, 2031	1,005,000	1,025,432
New York Environmental Facilities Corp., Water Facilities Rev. (Spring Valley Water Co.), “B”, AMBAC, 6.15%, 2024	1,500,000	1,503,990

		$3,494,212

Utilities - Municipal Owned – 2.3%
Guam Power Authority Rev., “A”, 5.5%, 2030	$515,000	$499,499
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6.25%, 2033	1,000,000	1,107,670
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 2033	2,000,000	2,177,900
Puerto Rico Electric Power Authority, Power Rev., “XX”, 5.25%, 2040	870,000	825,395
Virgin Islands Water & Power Authority Rev., 5.5%, 2017	200,000	200,262

		$4,810,726

Utilities - Other – 0.6%
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	$1,085,000	$1,168,100

6

MFS New York Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – 4.5%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2038	$1,240,000	$1,240,682
Guam Government Waterworks Authority, Water & Wastewater System Rev., 5.625%, 2040	315,000	277,235
New York Environmental Facilities Corp., Clean Water & Drinking Rev., “B”, 5%, 2033	2,140,000	2,212,161
New York, NY, Municipal Water & Sewer Finance Authority Rev., 4.75%, 2030 (f)	1,245,000	1,270,796
New York, NY, Municipal Water & Sewer Finance Authority Rev., “FF-1”, 5%, 2016	2,500,000	2,916,525
New York, NY, Municipal Water & Sewer Finance Authority Rev., ETM, AMBAC, 6.75%, 2014 (c)	665,000	732,524
Suffolk County, NY, Water Authority Rev., ETM, NATL, 5.1%, 2012 (c)	895,000	934,031

		$9,583,954

Total Municipal Bonds		$204,319,364

Money Market Funds (v) – 2.4%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value	4,996,972	$4,996,972

Total Investments		$209,316,336

Other Assets, Less Liabilities – 0.8%		1,652,425

Net Assets – 100.0%		$210,968,761

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	Non-income producing security - in default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
LOC	Letter of Credit

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

7

MFS New York Municipal Bond Fund

Supplemental Information (Unaudited) 6/30/11

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures. The following is a summary of the levels used as of June 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$204,319,364	$—	$204,319,364
Mutual Funds	4,996,972	—	—	4,996,972

Total Investments	$4,996,972	$204,319,364	$—	$209,316,336

Other Financial Instruments
Futures	$27,078	$—	$—	$27,078

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$205,457,117

Gross unrealized appreciation	$7,337,927
Gross unrealized depreciation	(3,478,708)

Net unrealized appreciation (depreciation)	$3,859,219

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

8

MFS New York Municipal Bond Fund

Supplemental Information (Unaudited) 6/30/11 - continued

(3) Derivative Contracts at 6/30/11

Futures Contracts Outstanding at 6/30/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	27	$3,321,844	September-2011	$38,085
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	20	$2,446,563	September-2011	$(11,007)

At June 30, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	6,762,934	24,651,369	(26,417,331)	4,996,972

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,058	$4,996,972

9

MFS® North Carolina Municipal Bond Fund

QUARTERLY REPORT

June 30, 2011

MFS North Carolina Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11

Issuer	Shares/Par	Value ($)
Municipal Bonds – 99.5%
Airport Revenue – 4.4%
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), AMBAC, 5%, 2023	$1,430,000	$1,512,461
Charlotte, NC, Airport Rev., “A”, 4.75%, 2028	1,250,000	1,274,738
Charlotte, NC, Airport Rev., “A”, NATL, 5%, 2029	2,000,000	2,024,300
Charlotte, NC, Airport Rev., “A”, NATL, 5%, 2034	4,485,000	4,478,900
Charlotte, NC, Airport Rev., “A”, 5%, 2039	4,000,000	3,976,120
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 2035	1,055,000	1,078,716
Raleigh Durham, NC, Airport Authority Rev., “A”, 5%, 2036	3,440,000	3,491,222

		$17,836,457

General Obligations - General Purpose – 4.0%
Cary, NC, Public Improvement, “B”, 4%, 2017	$3,305,000	$3,728,172
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 2020	3,750,000	3,948,150
Mecklenburg County, NC, “A”, 5%, 2018	5,100,000	6,066,858
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	905,000	985,590
Puerto Rico Public Buildings Authority Rev., Guaranteed, “Q”, 5.625%, 2039	1,705,000	1,638,863

		$16,367,633

General Obligations - Improvement – 3.8%
Guam Government, “A”, 6.75%, 2029	$240,000	$246,595
Guam Government, “A”, 7%, 2039	265,000	273,411
Nash County, NC, Limited Obligation, ASSD GTY, 5%, 2030	2,000,000	2,079,360
New Hanover County, NC, Public Improvement, “A”, 5%, 2030	2,000,000	2,176,220
North Carolina Capital Improvement Obligation, “A”, 5%, 2026	1,450,000	1,570,756
State of North Carolina, “B”, 5%, 2017	4,700,000	5,555,400
State of North Carolina, “B”, 5%, 2018	3,000,000	3,573,270

		$15,475,012

General Obligations - Schools – 2.9%
Folsom Cordova, CA, Unified School District, School Facilities Improvement District No. 4 (Election 2006), Capital Appreciation, “A”, NATL, 0%, 2026	$3,920,000	$1,485,680
Johnston County, NC, “B”, 5%, 2018	1,425,000	1,673,506
New Hanover County, NC, Public Improvement, 5%, 2012 (c)	1,435,000	1,496,562
Wake County, NC, “C”, 5%, 2020	3,000,000	3,557,130
Wake County, NC, “C”, 5%, 2024	3,000,000	3,544,380

		$11,757,258

Healthcare Revenue - Hospitals – 21.7%
Albemarle, NC, Hospital Authority Health Care Facilities Rev., 5.25%, 2038	$2,000,000	$1,531,200
Catawba County, NC, Hospital Rev. (Catawba Memorial Hospital Project), AMBAC, 5%, 2017	1,200,000	1,201,176
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolina Health Care System), “A”, 5%, 2031	1,000,000	1,006,700
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolina Health Care System), “A”, 5.25%, 2034	4,000,000	4,042,040
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolina Health Care System), “A”, 5%, 2047	1,000,000	958,370
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. Unrefunded (Carolina Health Care System), “A”, 5%, 2031	2,695,000	2,696,887
Illinois Finance Authority Rev. (Little Company of Mary Hospital and Health Care Centers), 5.375%, 2040	725,000	669,480
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	380,000	385,282
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	1,140,000	1,168,888
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	1,820,000	1,671,433
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 2030	310,000	314,963

1

MFS North Carolina Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	$245,000	$244,564
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 2039	1,450,000	1,447,869
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	790,000	794,495
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 2039	1,110,000	1,101,764
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 2039	55,000	54,958
North Carolina Hospital Authority Mortgage Rev. (Johnston Memorial), AGM, 5.25%, 2036	3,500,000	3,535,280
North Carolina Medical Care Commission, Health Care Facilities Rev. (Appalachian Regional Healthcare System), “A”, 6.375%, 2026	2,000,000	2,018,340
North Carolina Medical Care Commission, Health Care Facilities Rev. (Appalachian Regional Healthcare System), “A”, 6.5%, 2031	1,000,000	1,016,870
North Carolina Medical Care Commission, Health Care Facilities Rev. (Cleveland County Healthcare System), 5.75%, 2035	800,000	802,312
North Carolina Medical Care Commission, Health Care Facilities Rev. (Cleveland County Healthcare), “A”, AMBAC, 5%, 2035	1,155,000	1,041,094
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health System), “A”, 5%, 2035	1,620,000	1,629,169
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health System), “A”, 5%, 2042	2,000,000	2,004,180
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health System), “A”, 5%, 2042	3,500,000	3,506,615
North Carolina Medical Care Commission, Health Care Facilities Rev. (Novant Health Obligation Group), 5%, 2039	1,945,000	1,716,443
North Carolina Medical Care Commission, Health Care Facilities Rev. (Novant Health Obligation Group), “A”, 5.25%, 2040	3,000,000	2,752,530
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 5%, 2030	5,250,000	5,237,190
North Carolina Medical Care Commission, Health Care Facilities Rev. (Wakemed), AMBAC, 5%, 2021	2,045,000	2,064,612
North Carolina Medical Care Commission, Health Care Facilities Rev. (Wakemed), “A”, ASSD GTY, 5.625%, 2038	500,000	508,440
North Carolina Medical Care Commission, Health System Rev. (Mission Health System, Inc.), 5%, 2025	1,600,000	1,638,608
North Carolina Medical Care Commission, Health System Rev. (Mission Health System, Inc.), 4.75%, 2035	2,000,000	1,874,040
North Carolina Medical Care Commission, Hospital Rev. (Gaston Memorial Hospital), ASSD GTY, 4.625%, 2035	2,500,000	2,354,300
North Carolina Medical Care Commission, Hospital Rev. (Mission-St. Joseph Health Systems), 5.5%, 2011 (c)	2,825,000	2,888,421
North Carolina Medical Care Commission, Hospital Rev. (Southeastern Regional Medical Center), 5.375%, 2032	3,330,000	3,194,669
North Carolina Medical Care Commission, Hospital Rev. (The North Carolina Baptist Hospitals, Inc.), 5%, 2034	3,000,000	2,881,290
North Carolina Medical Care Commission, Hospital Rev. (The North Carolina Baptist Hospitals, Inc.), 5.25%, 2029	2,215,000	2,255,889
North Carolina Medical Care Commission, Hospital Rev. (Wilson Memorial Hospital), Capital Appreciation, AMBAC, 0%, 2013	1,000,000	933,050
North Carolina Medical Care Commission, Hospital Rev. (Wilson Memorial Hospital), Capital Appreciation, AMBAC, 0%, 2015	1,140,000	965,648
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., RADIAN, 5.5%, 2019	900,000	900,171
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., 6.25%, 2038	1,000,000	995,990
Onslow County, NC, Hospital Authority (Onslow Memorial Hospital Project), NATL, 5%, 2026	1,155,000	1,184,845

2

MFS North Carolina Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Pitt County, NC, Rev., Pitt County Memorial Hospital, ETM, 5.25%, 2021 (c)	$10,135,000	$11,044,515
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	2,040,000	2,344,429
St. Petersburg, FL, Health Facilities Authority Rev., 6.5%, 2039	470,000	492,772
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	270,000	274,655
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	635,000	647,021
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	2,195,000	2,324,307
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	1,495,000	1,352,018

		$87,669,782

Healthcare Revenue - Long Term Care – 1.1%
North Carolina Medical Care Commission, Health Care Facilities Rev. (Arbor Acres Community), 6.375%, 2012 (c)	$1,000,000	$1,047,040
North Carolina Medical Care Commission, Health Care Facilities Rev. (Givens Estates), 6.5%, 2013 (c)	800,000	900,272
North Carolina Medical Care Commission, Retirement Facilities Rev. (Brookwood), 5.25%, 2032	750,000	567,128
North Carolina Medical Care Commission, Retirement Facilities Rev. (Galloway Ridge Project), “A”, 5.875%, 2031	480,000	448,618
North Carolina Medical Care Commission, Retirement Facilities Rev. (Galloway Ridge Project), “A”, 6%, 2039	1,520,000	1,406,790
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 2029	35,000	35,577
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 2039	220,000	222,292

		$4,627,717

Industrial Revenue - Other – 0.2%
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	$860,000	$791,621

Industrial Revenue - Paper – 0.3%
Columbus County, NC, Industrial Facilities & Pollution Control, Financing Authority Rev. (International Paper Co.), 5.7%, 2034	$1,000,000	$1,002,340

Miscellaneous Revenue - Other – 0.9%
Citizens Property Insurance Corp., “A-1”, 5%, 2020	$1,045,000	$1,061,459
Durham County, NC, Industrial Facilities & Pollution Control Financing Authority Rev. (Research Triangle Institute), 5%, 2025	1,000,000	1,120,640
Miami-Dade County, FL, Special Obligation, Capital Appreciation, “B”, NATL, 0%, 2030	1,920,000	543,456
Miami-Dade County, FL, Special Obligation, Capital Appreciation, “C”, NATL, 0%, 2028	1,890,000	621,508
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 2040	100,000	100,845

		$3,447,908

Multi-Family Housing Revenue – 1.7%
Charlotte, NC, Housing Authority Rev., GNMA, 4.8%, 2048	$2,000,000	$1,838,260
Charlotte, NC, Housing Authority Rev., Mortgage Rocky Branch II, GNMA, 4.65%, 2035	2,000,000	1,932,060
Elizabeth City, NC, Multi-Family Housing Rev. (Walker Landing), “A”, GNMA, 5.125%, 2049	1,500,000	1,276,680
Mecklenburg County, NC (Little Rock Apartments), FNMA, 5.15%, 2022	1,000,000	986,540

3

MFS North Carolina Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Multi-Family Housing Revenue – continued
North Carolina Medical Care Commission, Health Care Facilities Rev., “A” (ARC Projects), 5.8%, 2034	$1,000,000	$959,290

		$6,992,830

Port Revenue – 0.2%
North Carolina Ports Authority Facilities Rev., “A”, 5.25%, 2040	$1,000,000	$1,001,330

Sales & Excise Tax Revenue – 2.4%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 2030	$1,675,000	$1,751,665
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “C”, FGIC, 5.5%, 2022	1,740,000	1,815,829
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	1,740,000	1,805,302
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	840,000	812,851
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, 0%, 2034	4,540,000	988,222
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2032	1,970,000	1,636,656
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2033	4,135,000	967,714

		$9,778,239

Single Family Housing - State – 4.0%
North Carolina Housing Finance Agency Rev., “12-C”, 5.35%, 2033	$500,000	$500,140
North Carolina Housing Finance Agency Rev., “15-A”, AGM, 4.95%, 2032	395,000	380,231
North Carolina Housing Finance Agency Rev., “19-A”, 5.1%, 2030	2,265,000	2,227,718
North Carolina Housing Finance Agency Rev., “23-A”, 4.8%, 2037	1,915,000	1,723,366
North Carolina Housing Finance Agency Rev., “24-A”, 4.75%, 2026	1,895,000	1,824,165
North Carolina Housing Finance Agency Rev., “25-A”, 5.75%, 2037	945,000	976,487
North Carolina Housing Finance Agency Rev., “29-A”, 4.85%, 2038	1,905,000	1,772,336
North Carolina Housing Finance Agency Rev., “31-A”, 5.25%, 2038	1,965,000	1,909,489
North Carolina Housing Finance Agency Rev., “5-A”, 5.55%, 2019	1,530,000	1,529,924
North Carolina Housing Finance Agency Rev., “7-A”, 6.15%, 2020	325,000	325,273
North Carolina Housing Finance Agency Rev., “A”, 5.25%, 2020	995,000	995,189
North Carolina Housing Finance Agency Rev., “A”, 5.375%, 2023	190,000	191,087
North Carolina Housing Finance Agency Rev., “PP”, FHA, 6.15%, 2017	600,000	600,078
North Carolina Housing Finance Agency Rev., “RR”, 5.85%, 2028	1,115,000	1,115,245

		$16,070,728

State & Agency - Other – 2.3%
Charlotte, NC, COP (Transit Projects), 5%, 2033	$3,000,000	$3,036,510
Charlotte, NC, COP (Transit Projects), “E”, 5%, 2035	1,990,000	1,992,706
Charlotte, NC, COP, “E”, 5%, 2026	760,000	799,976
Charlotte, NC, COP, “E”, 5%, 2034	2,000,000	2,011,580
Harnett County, NC, COP, AGM, 5.25%, 2015	1,020,000	1,093,267
Rockingham, NC, COP, AMBAC, 5.125%, 2024	350,000	359,433

		$9,293,472

State & Local Agencies – 7.7%
Charlotte, NC, COP (NASCAR Hall of Fame), “C”, 5%, 2039	$5,130,000	$5,091,576
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.92%, 2037	2,260,000	1,490,515
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, ASSD GTY, 5%, 2045	1,355,000	1,192,183
Harnett County, NC, COP, ASSD GTY, 5%, 2029	400,000	418,032
Iredell County, NC, Public Facilities (School Projects), AGM, 5.125%, 2027	3,230,000	3,421,184
Mecklenburg County, NC, COP, “A”, 5%, 2028	350,000	365,677
Mooresville, NC, COP, 5%, 2032	3,120,000	3,121,435
Pitt County, NC, Limited Obligation, “A”, 5%, 2035	2,000,000	2,026,700

4

MFS North Carolina Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Rutherford County, NC, COP (Rutherford County School), AMBAC, 5%, 2023	$840,000	$912,223
Salisbury, NC, COP, ASSD GTY, 5.625%, 2026	1,000,000	1,087,610
Wake County, NC, 5%, 2033	6,000,000	6,231,060
Wake County, NC, Annual Appropriation Ltd., Obligation Bonds, “2009”, 5%, 2032	3,000,000	3,125,040
Wilmington, NC, COP, “A”, 5%, 2038	2,650,000	2,696,296

		$31,179,531

Tax - Other – 1.1%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$420,000	$421,525
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	145,000	145,039
Virgin Islands Public Finance Authority Rev. (Diageo), “A”, 6.625%, 2029	1,005,000	1,057,230
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2029	305,000	282,354
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2039	350,000	305,190
Virgin Islands Public Finance Authority Rev., “B”, 5%, 2025	305,000	304,055
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	2,090,000	1,963,597

		$4,478,990

Tobacco – 1.2%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$515,000	$421,610

Buckeye, OH, Tobacco Settlement Financing Authority, Capital Appreciation, “A-3”, 0% to 2012, 6.25% to 2037	1,295,000	912,302
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	680,000	495,870
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	1,975,000	2,013,256
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	1,480,000	1,008,783

		$4,851,821

Transportation - Special Tax – 4.1%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., AGM, 6%, 2018	$10,850,000	$12,323,864
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 2028	1,715,000	1,776,483
Commonwealth of Virginia Transportation Board Rev., Capital Projects, 5%, 2020	1,985,000	2,333,943

		$16,434,290

Universities - Colleges – 14.3%
Appalachian State University, NC, Rev., 4%, 2019	$1,080,000	$1,168,916
Appalachian State University, NC, Rev., “C”, NATL, 5%, 2030	1,000,000	1,022,270
Florida State University Board of Governors, System Improvement Rev., 6.25%, 2030	1,000,000	1,133,080
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	2,000,000	2,041,000
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	1,545,000	1,754,348
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (High Point University Project), 5.125%, 2011 (c)	510,000	518,874
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (High Point University Project), 5.125%, 2011 (c)	300,000	305,220
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (High Point University Project), 5.25%, 2033	1,000,000	983,420
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 2028	980,000	1,042,857
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 2029	865,000	915,317
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 2031	2,000,000	2,092,700
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 2038	1,000,000	1,023,810

5

MFS North Carolina Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), “A”, 5.25%, 2012 (c)	$2,000,000	$2,124,880
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), “A”, 5%, 2038	2,500,000	2,582,375
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), “B”, 4.25%, 2042	2,020,000	1,894,336
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), “B”, 4.75%, 2042	3,000,000	3,016,380
North Carolina Capital Facilities, Finance Agency Rev. (Johnson & Wales University), “A”, SYNCORA, 5.25%, 2022	1,870,000	1,879,070
North Carolina Capital Facilities, Finance Agency Rev. (Meredith College), 6%, 2031	3,240,000	3,228,595
North Carolina Capital Facilities, Finance Prerefunded (Duke University), “A”, 5.125%, 2011 (c)(f)	4,050,000	4,097,345
Puerto Rico Industrial Tourist Authority (University Plaza), “A”, NATL, 5%, 2020	2,180,000	2,190,050
University of North Carolina System, Pool Rev., “B-1”, 5.25%, 2024	1,615,000	1,799,045
University of North Carolina System, Pool Rev., “B-1”, 5.25%, 2025	1,705,000	1,879,234
University of North Carolina, Chapel Hill, 5%, 2028	2,000,000	2,059,640
University of North Carolina, Chapel Hill, 5%, 2031	3,250,000	3,418,740
University of North Carolina, Chapel Hill, “A”, ASSD GTY, 5%, 2034	200,000	205,800
University of North Carolina, Systems Pool Rev. (General Trust Indenture), “C”, 5.5%, 2034	1,890,000	1,927,422
University of North Carolina, Systems Pool Rev., “B”, NATL, 5%, 2033	1,180,000	1,197,275
University of North Carolina, Systems Pool Rev., “B”, 5.125%, 2034	2,000,000	2,050,480
University of North Carolina, Systems Pool Rev., “C”, AMBAC, 5%, 2029	2,000,000	2,042,900
University of North Carolina, Wilmington Rev., “A”, AMBAC, 5%, 2019	1,375,000	1,420,650
University of North Carolina, Wilmington, COP (Student Housing Project), FGIC, 5%, 2028	1,825,000	1,848,652
University of North Carolina, Wilmington, COP (Student Housing Project), ASSD GTY, 5%, 2032	2,910,000	2,978,036

		$57,842,717

Utilities - Investor Owned – 1.8%
North Carolina Capital Facilities Finance Agency, Solid Waste Disposal (Duke Energy Carolinas LLC), 4.625%, 2040	$3,000,000	$2,767,080
North Carolina Capital Facilities Finance Agency, Solid Waste Disposal (Duke Energy Carolinas LLC), 4.625%, 2040	2,000,000	1,844,720
Wake County, NC, Industrial Facilities & Pollution Control Rev. (Carolina Power & Light Co.), 5.375%, 2017	2,500,000	2,571,200

		$7,183,000

Utilities - Municipal Owned – 9.9%
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 2033	$520,000	$566,254
North Carolina Eastern Municipal Power Agency, AMBAC, 6%, 2018	14,245,000	16,728,473
North Carolina Municipal Power Agency, Catawba Electric Rev., “A”, NATL, 5.25%, 2019 (u)	10,000,000	10,422,600
North Carolina Municipal Power Agency, Catawba Electric Rev., “A”, NATL, 5.25%, 2020 (u)	6,000,000	6,231,180
North Carolina Municipal Power Agency, Catawba Electric Rev., “A”, 5%, 2030	2,500,000	2,561,125
Puerto Rico Electric Power Authority, Power Rev., “XX”, 5.25%, 2040	3,840,000	3,643,123

		$40,152,755

Utilities - Other – 1.2%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	$1,695,000	$1,851,347
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	1,055,000	1,073,821
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	1,290,000	1,260,923
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2021	805,000	803,157

		$4,989,248

6

MFS North Carolina Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – 8.3%
Asheville, NC, Water & Sewer Systems Rev., NATL, 5%, 2032	$1,000,000	$1,040,270
Cape Fear Public Utility Authority, Water & Sewer System Rev., 5%, 2035	3,000,000	3,088,050
Charlotte, NC, Storm Water Fee Rev., 5%, 2034	3,675,000	3,741,334
Charlotte, NC, Water & Sewer System Rev., 5.5%, 2017	1,650,000	1,671,252
Charlotte, NC, Water & Sewer System Rev., “B”, ASSD GTY, 4.5%, 2039	3,000,000	2,995,230
Detroit, MI, Sewer Disposal System Rev., “B”, AGM, 7.5%, 2033	805,000	927,014
Durham County, NC, Enterprise Systems Rev., NATL, 5%, 2023	1,675,000	1,746,255
Durham County, NC, Enterprise Systems Rev., 5%, 2029	1,590,000	1,733,847
Fayetteville, NC, Public Works Commission Rev., “B”, 5%, 2035	1,750,000	1,817,498
Greenville, NC, Combined Enterprise System Rev., AGM, 5%, 2016	1,005,000	1,022,376
Greenville, NC, Combined Enterprise System Rev., AGM, 5.25%, 2019	1,170,000	1,190,674
Greenville, NC, Utilities Commission, Combined Enterprise System Rev., “A”, AGM, 5%, 2033	2,400,000	2,449,968
Harnett County, NC, Water & Sewer Systems Rev., AMBAC, 5%, 2028	700,000	721,301
High Point, NC, Combined Enterprise System Rev., AGM, 5%, 2033	2,000,000	2,065,420
Kannapolis, NC, Water & Sewer Rev., “B”, AGM, 5.25%, 2021	1,000,000	1,006,090
Oak Island, NC, Enterprise System Rev., ASSD GTY, 5.625%, 2030	500,000	531,375
Oak Island, NC, Enterprise System Rev., ASSD GTY, 6%, 2034	1,000,000	1,061,890
Oak Island, NC, Enterprise System Rev., ASSD GTY, 5.75%, 2036	800,000	838,728
Winston-Salem, NC, Water & Sewer Systems Rev., 5%, 2033	1,600,000	1,636,896
Winston-Salem, NC, Water & Sewer Systems Rev., 5%, 2034	2,000,000	2,075,240

		$33,360,708

Total Municipal Bonds		$402,585,387

Money Market Funds (v) – 1.8%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value	7,278,381	$7,278,381

Total Investments		$409,863,768

Other Assets, Less Liabilities – (1.3)%		(5,406,862)

Net Assets – 100.0%		$404,456,906

(c)	Refunded bond.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
RADIAN	Radian Asset Assurance, Inc.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

7

MFS North Carolina Municipal Bond Fund

Supplemental Information (Unaudited) 6/30/11

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures. The following is a summary of the levels used as of June 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$402,585,387	$—	$402,585,387
Mutual Funds	7,278,381	—	—	7,278,381

Total Investments	$7,278,381	$402,585,387	$—	$409,863,768

Other Financial Instruments
Futures	$(22,015)	$—	$—	$(22,015)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$394,885,170

Gross unrealized appreciation	$12,263,562
Gross unrealized depreciation	(5,295,684)

Net unrealized appreciation (depreciation)	$6,967,878

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

8

MFS North Carolina Municipal Bond Fund

Supplemental Information (Unaudited) 6/30/11 - continued

(3) Derivative Contracts at 6/30/11

Futures Contracts Outstanding at 6/30/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	40	$4,893,125	September-2011	$(22,015)

At June 30, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,540,930	35,663,713	(32,926,262)	7,278,381

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,020	$7,278,381

9

MFS® Pennsylvania Municipal Bond Fund

QUARTERLY REPORT

June 30, 2011

MFS Pennsylvania Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11

Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.8%
Airport Revenue – 3.2%
Allegheny County, PA, Airport Rev. (Pittsburgh International Airport), NATL, 5.75%, 2014	$1,000,000	$1,044,855
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 2035	335,000	342,531
Philadelphia, PA, Airport Rev., “A”, AGM, 5%, 2040	2,000,000	1,984,800
Sacramento County, CA, Airport Systems Rev., 5%, 2040	905,000	849,750

		$4,221,936

General Obligations - General Purpose – 7.8%
Berks County, PA, 5%, 2022	$1,700,000	$1,887,374
Commonwealth of Pennsylvania, 5%, 2015	1,515,000	1,729,236
Commonwealth of Pennsylvania, 5%, 2019	1,000,000	1,174,080
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	250,000	238,083
Commonwealth of Puerto Rico, “A”, 6%, 2038	425,000	427,882
Commonwealth of Puerto Rico, “A”, ETM, FGIC, 5.5%, 2015 (c)(u)	1,860,000	2,186,281
Luzerne County, PA, NATL, 5.25%, 2012 (c)	500,000	533,595
Luzerne County, PA, AGM, 6.75%, 2023	500,000	557,115
Maryland State & Local Facilities, “C”, 5%, 2019 (f)	1,000,000	1,193,330
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	450,000	490,073

		$10,417,049

General Obligations - Improvement – 0.1%
Guam Government, “A”, 6.75%, 2029	$75,000	$77,061
Guam Government, “A”, 7%, 2039	90,000	92,857

		$169,918

General Obligations - Schools – 8.7%
Allegheny Valley, PA, School District, “A”, NATL, 5%, 2028	$1,000,000	$1,028,550
Conneaut, PA, School District, Capital Appreciation, “B”, AGM, 0%, 2031	1,150,000	411,689
Conneaut, PA, School District, Capital Appreciation, “B”, AGM, 0%, 2033	760,000	238,009
Daniel Boone, PA, School District, 5%, 2032	500,000	512,290
Deer Lakes, PA, School District, ASSD GTY, 5.375%, 2034	1,275,000	1,338,610
Garnet Valley, PA, School District, FGIC, 5.5%, 2015	750,000	773,213
Gateway, PA, Allegheny School District, FGIC, 5.2%, 2023	1,000,000	1,035,700
North Allegheny, PA, School District, FGIC, 5.05%, 2022	590,000	593,605
Palmyra, PA, School District, FGIC, 5.375%, 2016	820,000	843,919
Pennridge, PA, School District, NATL, 5%, 2013 (c)	50,000	53,658
Reading, PA, School District, “A”, 5%, 2018	1,000,000	1,107,610
Scranton, PA, School District, “A”, AGM, 5%, 2027	1,340,000	1,400,608
South Park, PA, School District, FGIC, 5%, 2019	750,000	750,840
State Public School Building Authority, PA School (Colonial Intermediate Unit 20), FGIC, 5%, 2030	500,000	507,145
Whitehall-Coplay, PA, School District, “A”, AGM, 5.375%, 2034	1,000,000	1,044,530

		$11,639,976

Healthcare Revenue - Hospitals – 18.0%
Allegheny County, PA, Hospital Development Authority Rev. (Jefferson Regional Medical Center), “A”, 4.75%, 2025	$850,000	$731,663
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “A”, 5.375%, 2029	1,000,000	1,017,360
Allegheny County, PA, Hospital Development Authority Rev. (UPMC Health Systems), 5%, 2018	500,000	565,645
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5%, 2028	500,000	416,205
Blair County, PA, Hospital Authority Rev. (Altoona Regional Health System), 6%, 2039	750,000	742,868
Butler County, PA, Hospital Development Authority Rev. (Butler Health System, Inc.), 7.25%, 2039	500,000	550,510

1

MFS Pennsylvania Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Centre County, PA, Hospital Authority Rev. (Mount Nittany Medical Center), ASSD GTY, 5.875%, 2029	$500,000	$514,115
Centre County, PA, Hospital Authority Rev. (Mount Nittany Medical Center), 6.25%, 2041	500,000	511,430
Chester County, PA, Health & Educational Facilities Authority Rev. (Chester County Junior High School), “A”, 5%, 2040	1,000,000	974,590
Coweta County, GA, Development Authority Rev. (Piedmont Healthcare Project), 4.5%, 2042	860,000	726,494
Dauphin County, PA, General Authority Health Systems Rev. (Pinnacle Health System), “A”, 5.75%, 2020	750,000	792,825
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 2040	305,000	295,515
Delaware County, PA, Authority Hospital Rev. (Crozer Keystone Obligations Group), “A”, 5%, 2031	500,000	402,300
Erie County, PA, Hospital Authority Rev. (Hamot Health Foundation), AMBAC, 5.25%, 2012 (c)	675,000	717,667
Erie County, PA, Hospital Authority Rev. (St. Vincent’s Health), “A”, 7%, 2027	500,000	500,320
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	705,000	675,023
Geisinger Authority, PA, Health System Rev., “A”, 5.125%, 2034	1,000,000	1,020,460
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 2028	500,000	498,375
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	390,000	386,159
Lancaster County, PA, Hospital Authority Rev., 5.5%, 2013 (c)	500,000	552,795
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 5%, 2018	200,000	194,118
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 6%, 2035	850,000	756,636
Lehigh County, PA, General Purpose Authority (Good Shepherd Group), “A”, 5.625%, 2034	350,000	340,883
Lehigh County, PA, General Purpose Authority (Lehigh Valley Hospital), NATL, 7%, 2016	190,000	209,268
Lehigh County, PA, General Purpose Authority (Lehigh Valley Hospital), 5.25%, 2032	600,000	595,470
Lehigh County, PA, General Purpose Authority (St. Luke’s Bethlehem Hospital), 5.375%, 2013 (c)	600,000	662,070
Lehigh County, PA, Hospital Rev. (Lehigh Valley Hospital), AGM, 5.25%, 2019	500,000	505,640
Lycoming County, PA, Health Authority Rev. (Susquehanna Health System), “A”, 5.75%, 2039	750,000	701,648
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 2030	105,000	106,681
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	75,000	74,867
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 6%, 2014 (c)	750,000	845,813
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 5%, 2027	250,000	235,588
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 5.125%, 2037	250,000	224,155
Mount Lebanon, PA, Hospital Authority Rev. (St. Clair Memorial Hospital), 5.625%, 2032	400,000	392,992
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 2039	20,000	19,985
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke’s Hospital), “A”, 5.5%, 2040	500,000	447,520
Philadelphia, PA, Hospitals & Higher Education Facilities Authority (Temple University Health System), 5.5%, 2026	1,000,000	914,070
Sayre, PA, Health Care Facilities Authority Rev. (Guthrie Health), “A”, 5.875%, 2011 (c)	385,000	397,524
South Central, PA, General Authority Rev. (Wellspan Health Properties, Inc.), “A”, 6%, 2025	750,000	815,153

2

MFS Pennsylvania Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
South Fork, PA, Municipal Authority Rev. (Conemaugh Valley Memorial Hospital), “B”, ASSD GTY, 5.375%, 2035	$160,000	$158,826
St. Mary Hospital Authority, PA, Health System Rev. (Catholic Health East), “A”, 5%, 2033	500,000	461,130
St. Mary Hospital Authority, PA, Health System Rev. (Catholic Health East), “A”, 5%, 2040	500,000	443,605
St. Petersburg, FL, Health Facilities Authority Rev., 6.5%, 2039	155,000	162,510
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), 6.25%, 2032	350,000	345,226
Westmoreland County, PA, Industrial Development Authority Rev. (Excela Health Project), 5.125%, 2030	1,000,000	957,280
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	485,000	438,615

		$23,999,592

Healthcare Revenue - Long Term Care – 2.6%
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.125%, 2025	$250,000	$241,660
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2037	300,000	234,546
Chartiers Valley, PA, Industrial & Commercial Development Authority (Asbury Health Center Project), 5.75%, 2022	250,000	232,383
Cumberland County, PA, Municipal Authority Retirement Community Rev. (Wesley), “A”, 7.25%, 2013 (c)	110,000	121,932
Cumberland County, PA, Municipal Authority Retirement Community Rev. (Wesley), “A”, 7.25%, 2013 (c)	40,000	44,339
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 2040	500,000	445,920
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.375%, 2039	500,000	500,730
Cumberland County, PA, Municipal Authority Rev. (Presbyterian Homes), “A”, 5.45%, 2021	500,000	501,550
Lancaster County, PA, Hospital Authority Rev. (Willow Valley Retirement Project), 5.875%, 2031	500,000	495,050
Montgomery County, PA, Industrial Development Authority Retirement Community Rev. (Lanier Village Estates, Inc.), “A-1”, 6.25%, 2029	250,000	253,875
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.25%, 2035	250,000	205,490
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	65,000	66,553
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	105,000	105,730
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 2029	10,000	10,165
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 2039	70,000	70,729

		$3,530,652

Human Services – 0.1%
Montgomery County, PA, Industrial Development Authority (Wordsworth Academy), 8%, 2024	$150,000	$143,988

Industrial Revenue - Other – 1.3%
Bucks County, PA, Industrial Development Authority Rev. (USX Corp.), 5.4%, 2017 (b)	$300,000	$307,977
Pennsylvania Economic Development Financing Authority Rev. (Amtrak), 6.125%, 2021	150,000	151,566
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Procter & Gamble), 5.375%, 2031	1,000,000	1,040,130

3

MFS Pennsylvania Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Other – continued
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	$270,000	$248,532

		$1,748,205

Miscellaneous Revenue - Entertainment & Tourism – 1.5%
Pittsburgh & Allegheny County, PA, Sports & Exhibition Authority Rev., AGM, 5%, 2035	$2,000,000	$1,983,520

Miscellaneous Revenue - Other – 0.6%
Citizens Property Insurance Corp., “A-1”, 5%, 2020	$335,000	$340,276
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Air Cargo), 6.65%, 2025	520,000	501,202

		$841,478

Sales & Excise Tax Revenue – 1.5%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 2030	$580,000	$606,547
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 6%, 2039	570,000	592,173
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	570,000	551,578
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2033	1,300,000	304,239

		$2,054,537

Single Family Housing - Local – 0.8%
Allegheny County, PA, Residential Financing Authority, Single Family Mortgage Rev., “RR”, GNMA, 4.75%, 2025	$330,000	$325,928
Allegheny County, PA, Residential Financing Authority, Single Family Mortgage Rev., “VV”, GNMA, 4.95%, 2037	790,000	746,550

		$1,072,478

Single Family Housing - State – 6.2%
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 5.1%, 2020	$1,085,000	$1,087,354
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 4.75%, 2028	1,000,000	965,780
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 5.25%, 2033	50,000	49,996
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “100-A”, 5.35%, 2033	955,000	936,664
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “105-C”, 4.875%, 2034	500,000	486,075
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “91-A”, 4.875%, 2026	380,000	371,188
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “92-A”, 4.75%, 2031	1,105,000	1,031,274
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “93-A”, 5.75%, 2037	300,000	309,270
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “94-A”, 5.1%, 2031	500,000	492,330
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “95- A”, 4.875%, 2031	1,000,000	966,830
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “96-A”, 4.7%, 2037	735,000	667,035
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “97-A”, 4.5%, 2022	1,000,000	972,420

		$8,336,216

Solid Waste Revenue – 0.6%
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev. (American Ref-Fuel Co.), “A”, 6.2%, 2019	$300,000	$299,988

4

MFS Pennsylvania Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Solid Waste Revenue – continued
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 2032	$500,000	$517,615

		$817,603

State & Agency - Other – 0.6%
New York State Dormitory Authority Rev. (State University) , “B”, FGIC, 5.25%, 2019	$675,000	$760,590

State & Local Agencies – 3.9%
Delaware Valley, PA, Regional Finance Authority, AMBAC, 5.5%, 2018	$715,000	$782,296
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.92%, 2037	730,000	481,450
Delaware Valley, PA, Regional Finance Authority, RITES, FRN, AMBAC, 10.166%, 2018 (p)	50,000	59,412
Philadelphia, PA, Industrial Development Authority, AGM, 5.125%, 2011 (c)	1,000,000	1,021,560
Philadelphia, PA, Industrial Development Authority, AGM, 5.25%, 2011 (c)	750,000	766,395
Philadelphia, PA, Industrial Development Authority, 5.5%, 2023	500,000	540,570
Philadelphia, PA, Municipal Authority Rev., 6.5%, 2034	500,000	515,235
State Public School Building Authority, PA, Jefferson County (Dubois Technical School), FGIC, 5%, 2026	1,000,000	1,017,880

		$5,184,798

Student Loan Revenue – 1.0%
Pennsylvania Higher Education, Capital Acquisition Rev., NATL, 5%, 2026	$1,500,000	$1,346,100

Tax - Other – 0.3%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$140,000	$140,508
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	45,000	45,012
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	125,000	130,595
Virgin Islands Public Finance Authority Rev., “A”, 5.25%, 2024	135,000	136,307

		$452,422

Tax Assessment – 0.2%
Washington County, PA, Redevelopment Authority (Victory Centre Project), “A”, 5.45%, 2035	$240,000	$202,930

Tobacco – 1.8%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$160,000	$130,986
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	895,000	652,652
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Capital Appreciation, “A-2”, 0% to 2012, 5.30% to 2037	665,000	426,830
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	755,000	769,624
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	500,000	340,805
Virgin Islands Tobacco Settlement Financing Corp., 5%, 2021	90,000	85,032

		$2,405,929

Toll Roads – 0.8%
Pennsylvania Turnpike Commission, “A-1”, ASSD GTY, 5%, 2033	$1,000,000	$1,001,690

Transportation - Special Tax – 2.0%
Commonwealth of Virginia Transportation Board Rev., Capital Projects, 5%, 2020	$655,000	$770,142
Pennsylvania Turnpike Commission, NATL, 5%, 2024	1,775,000	1,845,769

		$2,615,911

Universities - Colleges – 18.0%
Adams County, PA, Industrial Development Authority Rev. (Gettysburg College), “A”, 5.875%, 2021	$250,000	$261,748
Allegheny County, PA (Chatham College), 5.95%, 2032	335,000	319,299
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne University), 5%, 2033	1,250,000	1,252,025

5

MFS Pennsylvania Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne University), “A”, SYNCORA, 5%, 2024	$1,000,000	$1,037,290
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 6%, 2038	250,000	245,693
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 5.75%, 2040	500,000	472,945
Crawford County, PA, Industrial Development Authority, College Rev., “A”, 6%, 2031	250,000	266,328
Cumberland County, PA, Municipal Authority College Rev. (Dickinson College), 5%, 2026	1,000,000	1,021,950
Cumberland County, PA, Municipal Authority College Rev. (Dickinson College), “HH1”, 5%, 2039	300,000	297,285
Delaware County, PA, Authority University Rev. (Neumann University), 5.25%, 2031	565,000	524,410
Delaware County, PA, Authority University Rev. (Neumann University), 6.125%, 2034	750,000	757,103
Delaware County, PA, Authority University Rev. (Villanova University), 5.25%, 2031	350,000	367,434
Erie, PA, Higher Education Building Authority Rev. (Gannon University), “A”, 5.5%, 2040	1,000,000	896,600
Erie, PA, Higher Education Building Authority Rev. (Mercyhurst College), 5.5%, 2038	500,000	479,060
Erie, PA, Higher Education Building Authority Rev. (Mercyhurst College), “B”, 5%, 2023	500,000	500,710
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	1,050,000	1,071,525
Lancaster, PA, Higher Education Authority College Rev. (Franklin & Marshall College), 5%, 2037	500,000	505,400
Lycoming County, PA (College of Technology), AMBAC, 5.25%, 2032	750,000	697,020
Montgomery County, PA, Higher Education & Health Authority Rev. (Acadia University), 5.25%, 2030	1,100,000	1,073,017
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	505,000	573,428
Northampton County, PA, General Purpose Authority Rev. (Lafayette College), 5%, 2034	250,000	254,583
Northampton County, PA, General Purpose Authority Rev. (Lehigh University), 5.5%, 2033	500,000	533,100
Pennsylvania Higher Educational Facilities Authority Rev. (Allegheny College), 4.75%, 2031	500,000	494,900
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), 5.2%, 2032	500,000	500,655
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), NATL, 5%, 2037	630,000	615,661
Pennsylvania Higher Educational Facilities Authority Rev. (Lasalle University), “A”, 5.25%, 2027	500,000	480,740
Pennsylvania Higher Educational Facilities Authority Rev. (Lasalle University), “A”, 5%, 2037	500,000	421,490
Pennsylvania Higher Educational Facilities Authority Rev. (Philadelphia University), 5.5%, 2020	500,000	510,075
Pennsylvania Higher Educational Facilities Authority Rev. (Saint Josephs University), “A”, 5%, 2040	1,500,000	1,435,440
Pennsylvania Higher Educational Facilities Authority Rev. (University of Pennsylvania), 4%, 2033	1,000,000	945,060
Pennsylvania Higher Educational Facilities Authority Rev. (Widener University), 5.375%, 2029	300,000	297,774
Pennsylvania Higher Educational Facilities Authority Rev. (Widener University), 5%, 2031	300,000	281,925
Snyder County, PA, Higher Education Authority Rev. (Susquehanna University), 5%, 2038	1,000,000	989,850
Union County, PA, Higher Educational Facilities Financing Authority, University Rev. (Bucknell University), 5.25%, 2021	1,000,000	1,037,740

6

MFS Pennsylvania Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Washington County, PA, Industrial Development Authority College Rev. (Washington Jefferson College), 5.25%, 2030	$1,000,000	$1,025,470
Wilkes-Barre, PA, Finance Authority Rev. (The University of Scranton), 5%, 2035	1,000,000	984,710
Wilkes-Barre, PA, Finance Authority Rev. (Wilkes University), 5%, 2037	750,000	671,828

		$24,101,271

Universities - Dormitories – 1.2%
Pennsylvania Higher Education Facilities Authority Rev. (East Stroudsburg University), 5%, 2042	$750,000	$622,275
Pennsylvania Higher Education Facilities Authority Rev. (Edinboro University Foundation), 6%, 2043	1,000,000	985,990

		$1,608,265

Universities - Secondary Schools – 1.5%
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 2041	$345,000	$354,425
Pennsylvania Economic Development Financing Authority Rev., (Germantown Friends School Project), 5.35%, 2031	600,000	600,270
Philadelphia, PA, Authority for Industrial Development Rev. (Global Leadership Academy Charter School), 6.375%, 2040	500,000	446,505
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School), 6%, 2035	665,000	650,882

		$2,052,082

Utilities - Cogeneration – 0.8%
Pennsylvania Economic Development Financing Authority Rev., Resource Recovery Rev. (Colver), “G”, 5.125%, 2015	$50,000	$48,476
Pennsylvania Economic Development Financing Authority Rev., Water Facilities Rev. (Aqua Pennsylvania, Inc.), “B”, 5%, 2043	1,000,000	1,004,420

		$1,052,896

Utilities - Investor Owned – 2.4%
Clarion County, PA, Industrial Development Authority, Water Facility Rev. (Pennsylvania American Water Co.), 5.5%, 2039	$1,000,000	$1,014,720
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 2020	415,000	457,903
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 2029 (b)	110,000	124,554
Pennsylvania Economic Development Financing Authority (Allegheny Energy Supply Co. LLC), 7%, 2039	600,000	647,262
Pennsylvania Economic Development Financing Authority, Water Facility Rev. (Aqua Pennsylvania, Inc.), “A”, 5%, 2039	1,000,000	1,007,980

		$3,252,419

Utilities - Municipal Owned – 1.3%
Guam Power Authority Rev., “A”, 5.5%, 2030	$315,000	$305,519
Philadelphia, PA, Gas Works Rev., AGM, 5.5%, 2011 (c)	500,000	501,830
Philadelphia, PA, Gas Works Rev., 5.25%, 2040	1,000,000	947,260

		$1,754,609

Utilities - Other – 1.4%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	$545,000	$595,271
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	280,000	301,445
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	420,000	427,493
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	235,000	233,418
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2021	255,000	254,416

		$1,812,043

Water & Sewer Utility Revenue – 7.6%
Allegheny County, PA, Sanitation Authority Sewer Rev., AGM, 5%, 2040	$1,000,000	$1,000,700
Bucks County, PA (Suburban Water Co.), FGIC, 5.55%, 2032	1,000,000	1,005,400

7

MFS Pennsylvania Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Cambridge, PA, Area Joint Authority Guaranteed Sewer Rev., 6%, 2037	$500,000	$505,305
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,000,000	991,470
Erie, PA, Water Authority Rev., AGM, 5%, 2043	1,000,000	990,440
Fairview Township, PA, Sewer Rev., FGIC, 5.05%, 2018	750,000	754,148
Guam Government Waterworks Authority, Water & Wastewater System Rev., 5.625%, 2040	260,000	228,829
Harrisburg, PA, Water Authority Rev., 5.25%, 2031	1,000,000	814,860
Lancaster County, PA, Water & Sewer Authority Rev., NATL, 5%, 2028	440,000	449,781
Philadelphia, PA, Water & Wastewater Rev., “A”, 5.25%, 2032	1,000,000	1,019,200
St. Mary’s, PA, Water Authority Rev., 5.15%, 2030	750,000	744,660
Unity Township, PA, Municipal Authority Sewer Rev., AGM, 5%, 2034	1,660,000	1,680,103

		$10,184,896

Total Municipal Bonds		$130,765,999

Money Market Funds (v) – 2.8%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value	3,663,231	$3,663,231

Total Investments		$134,429,230

Other Assets, Less Liabilities – (0.6)%		(765,694)

Net Assets – 100.0%		$133,663,536

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(p)	Primary inverse floater.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

Inverse Floaters
RITES	Residual Interest Tax-Exempt Security

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

8

MFS Pennsylvania Municipal Bond Fund

Supplemental Information (Unaudited) 6/30/11

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures. The following is a summary of the levels used as of June 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$130,765,999	$—	$130,765,999
Mutual Funds	3,663,231	—	—	3,663,231

Total Investments	$3,663,231	$130,765,999	$—	$134,429,230

Other Financial Instruments
Futures	$15,414	$—	$—	$15,414

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$133,249,246

Gross unrealized appreciation	$2,969,907
Gross unrealized depreciation	(2,736,653)

Net unrealized appreciation (depreciation)	$233,254

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

9

MFS Pennsylvania Municipal Bond Fund

Supplemental Information (Unaudited) 6/30/11 - continued

(3) Derivative Contracts at 6/30/11

Futures Contracts Outstanding at 6/30/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	16	$1,968,500	September-2011	$22,569

Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	13	$1,590,266	September-2011	$(7,155)

At June 30, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,443,576	8,537,743	(9,318,088)	3,663,231

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,363	$3,663,231

10

MFS® South Carolina Municipal Bond Fund

QUARTERLY REPORT

June 30, 2011

MFS South Carolina Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11

Issuer	Shares/Par	Value ($)
Municipal Bonds – 96.3%
Airport Revenue – 2.1%
Horry County, SC, Airport Rev. (Myrtle Beach International Airport), “A”, 5%, 2040	$2,250,000	$2,199,465
Richland Lexington, SC, Airport Rev. (Columbia Airport), AGM, 5.125%, 2025	1,500,000	1,512,120

		$3,711,585

General Obligations - General Purpose – 3.4%
Clinton, SC, Laurens County School District, ASSD GTY, 6.125%, 2033	$1,000,000	$1,094,000
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	345,000	328,554
Commonwealth of Puerto Rico, “A”, 6%, 2038	560,000	563,797
Hilton Head Island, SC, Rev., NATL, 5.125%, 2022	1,000,000	1,022,850
Maryland State & Local Facilities, “C”, 5%, 2019	1,000,000	1,193,330
Puerto Rico Public Buildings Authority Rev., Guaranteed (Government Facilities), “I”, 5.25%, 2033	630,000	601,543
Puerto Rico Public Buildings Authority Rev., Guaranteed, “Q”, 5.625%, 2039	1,235,000	1,187,094

		$5,991,168

General Obligations - Improvement – 3.9%
Guam Government, “A”, 6.75%, 2029	$470,000	$482,916
Guam Government, “A”, 5.25%, 2037	280,000	239,226
Guam Government, “A”, 7%, 2039	50,000	51,587
South Carolina, State Highway, “A”, 5%, 2018	5,150,000	6,130,457

		$6,904,186

General Obligations - Schools – 5.2%
Chesterfield County, SC, School District, AGM, 5%, 2012 (c)	$3,000,000	$3,093,480
Orangeburg County, SC, Consolidated School District, AGM, 5.25%, 2012 (c)	1,065,000	1,100,283
Orangeburg County, SC, Consolidated School District, AGM, 5.375%, 2013 (c)	2,050,000	2,218,531
Richland County, SC, School District, “A”, 5%, 2016	975,000	1,132,648
York County, SC, School District, 5%, 2030	1,570,000	1,613,442

		$9,158,384

Healthcare Revenue - Hospitals – 19.9%
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 2040	$400,000	$387,560
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	925,000	885,669
Florence County, SC, Hospital Rev. (McLeod Regional Medical Center), “A”, AGM, 5.25%, 2034	1,050,000	1,053,717
Florence County, SC, Hospital Rev. (McLeod Regional Medical Center), “A”, 5%, 2037	3,000,000	2,893,440
Greenville, SC, Hospital Systems, Hospital Facilities Rev., 6%, 2020	3,400,000	3,886,336
Greenwood County, SC, Hospital Facilities Rev. (Self Memorial Hospital), 5.5%, 2021	1,000,000	1,002,730
Greenwood County, SC, Hospital Rev. (Self Regional Healthcare), 5.375%, 2039	1,000,000	973,710
Illinois Finance Authority Rev. (Edward Hospital), “A”, AMBAC, 5.5%, 2040	1,055,000	999,792
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 2028	550,000	548,213
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	155,000	157,155
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	480,000	492,163
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	605,000	599,041
Kentucky Economic Development Finance Authority, Hospital Facilities Rev.
(Owensboro Medical Health System), “A”, 6.5%, 2045	865,000	865,510
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5.5%, 2013 (c)	250,000	282,690
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5.5%, 2014 (c)	250,000	282,690
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5%, 2032	1,500,000	1,424,445
Lexington County, SC, Health Services District, Inc., Hospital Rev., Refunding & Improvement, 5.5%, 2014 (c)	1,000,000	1,112,930
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	465,000	427,042
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	400,000	402,276

1

MFS South Carolina Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 2039	$445,000	$441,698
North Carolina Medical Care Commission Health Care Facilities Rev. (Novant Health), “A”, 4.75%, 2043	1,070,000	892,123
Richmond, IN, Hospital Authority Rev. (Reid Hospital), “A”, 6.5%, 2029	585,000	617,561
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	915,000	1,051,545
South Carolina Jobs & Economic Development Authority (Bon Secours - St. Francis Medical Center, Inc.), 5.625%, 2012 (c)	260,000	278,236
South Carolina Jobs & Economic Development Authority (Bon Secours - St. Francis Medical Center, Inc.), 5.625%, 2030	990,000	984,723
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Anmed Health), “B”, ASSD GTY, 5.5%, 2038	1,500,000	1,506,375
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Georgetown Memorial Hospital), AMBAC, 6%, 2014	1,000,000	1,007,600
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Georgetown Memorial Hospital), RADIAN, 5.25%, 2021	1,500,000	1,500,180
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Georgetown Memorial Hospital), AMBAC, 5%, 2023	1,000,000	973,040
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Palmetto Health Alliance), 6.25%, 2031	750,000	752,978
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Palmetto Health), AGM, 5%, 2035	650,000	619,385
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Tuomey Health), CIFG, 5%, 2030	375,000	302,284
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Palmetto Health), 5.75%, 2039	275,000	255,868
Spartanburg County, SC, Health Services District, Inc., Hospital Rev., AGM, 5.25%, 2012 (c)(f)	1,425,000	1,480,461
Spartanburg County, SC, Health Services District, Inc., Hospital Rev., AGM, 5.25%, 2032	825,000	820,801
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	105,000	106,810
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	255,000	259,827
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5.6%, 2029	685,000	684,973
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	945,000	1,000,670
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	640,000	578,790

		$34,793,037

Healthcare Revenue - Long Term Care – 0.7%
South Carolina Jobs & Economic Development Authority Rev. (Lutheran Homes of South Carolina), 5.625%, 2042	$400,000	$314,624
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2042	500,000	246,285
South Carolina Jobs & Economic Development Authority, Health & Facilities Rev., First Mortgage (Wesley Commons), 5.125%, 2026	400,000	322,644
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (Episcopal Home), “A”, 6.375%, 2032	400,000	362,212

		$1,245,765

Human Services – 0.5%
Greenville County, SC, Hospital Rev. (Chestnut Hill), “A”, 8%, 2015	$790,000	$792,694

Industrial Revenue - Chemicals – 0.6%
York County, SC, Industrial Rev. (Hoechst Celanese), 5.7%, 2024	$1,000,000	$962,000

2

MFS South Carolina Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Municipal Bonds – continued
Industrial Revenue - Other – 0.9%
Calhoun County, SC, Solid Waste Disposal Facilities Rev. (Carolina Eastman Co.), ETM, 6.75%, 2017 (c)	$1,000,000	$1,252,810
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	385,000	354,389

		$1,607,199

Industrial Revenue - Paper – 0.6%
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 6.1%, 2023	$1,000,000	$1,012,670

Miscellaneous Revenue - Other – 1.6%
Citizens Property Insurance Corp., “A-1”, 5%, 2020	$450,000	$457,088
Miami-Dade County, FL, Special Obligation, Capital Appreciation, “B”, NATL, 0%, 2030	795,000	225,025
Miami-Dade County, FL, Special Obligation, Capital Appreciation, “C”, NATL, 0%, 2028	775,000	254,851
South Carolina Jobs & Economic Development Authority Rev. (Myrtle Beach Convention), “B”, NATL, 5.125%, 2018	570,000	570,331
South Carolina Jobs & Economic Development Authority Rev. (Myrtle Beach Convention), “B”, NATL, 5.125%, 2019	595,000	595,238
South Carolina Jobs & Economic Development Authority Rev. (Myrtle Beach Convention), “B”, NATL, 5.125%, 2020	630,000	630,164
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 2040	45,000	45,380

		$2,778,077

Multi-Family Housing Revenue – 1.2%
North Charleston SC, Housing Authority Rev. (Horizon Village), “A”, GNMA, 5%, 2038	$1,000,000	$964,310
North Charleston SC, Housing Authority Rev. (Horizon Village), “A”, GNMA, 5.1%, 2041	1,210,000	1,142,482

		$2,106,792

Port Revenue – 0.1%
South Carolina Ports Authority, Ports Rev., 5.25%, 2040	$250,000	$252,495

Sales & Excise Tax Revenue – 2.6%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	$725,000	$725,486
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	735,000	719,977
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 6%, 2039	745,000	773,981
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	1,500,000	1,451,520
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, 0%, 2034	1,840,000	400,513
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2033	1,690,000	395,511

		$4,466,988

Single Family Housing - State – 3.5%
South Carolina Housing, Finance & Development Authority Mortgage Rev., “A-2”, AGM, 5.5%, 2034	$170,000	$174,131
South Carolina Housing, Finance & Development Authority Mortgage Rev., “A-2”, AGM, 5.2%, 2035	885,000	847,972
South Carolina Housing, Finance & Development Authority Rev., 5.55%, 2038	975,000	961,574
South Carolina Housing, Finance & Development Authority Rev., “A-2”, AGM, 6%, 2020	270,000	275,519
South Carolina Housing, Finance & Development Authority Rev., “A-2”, AGM, 5.35%, 2024	1,545,000	1,553,358
South Carolina Housing, Finance & Development Authority Rev., “A-2”, AMBAC, 5.15%, 2037	995,000	968,185

3

MFS South Carolina Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Municipal Bonds – continued
Single Family Housing - State – continued
South Carolina Housing, Finance & Development Authority Rev., “C-2”, AGM, 4.6%, 2032	$1,500,000	$1,389,435

		$6,170,174

Solid Waste Revenue – 0.6%
Three Rivers, SC, Solid Waste Authority Rev., 5%, 2028	$1,000,000	$1,014,360

State & Local Agencies – 3.4%
Charleston, SC, Educational Excellence Finance Corp. Rev. (Charleston County School District Project), 5%, 2031	$3,720,000	$3,760,176
Greenville County, SC, School District Installment Purchase Rev., 5%, 2027	500,000	513,055
Greenville County, SC, School District Installment Purchase Rev., AGM, 5%, 2028	680,000	695,137
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 2039	290,000	302,688
Spartanburg, SC, Public Facilities Corp. (Renaissance Park), AMBAC, 5.125%, 2025	685,000	688,411

		$5,959,467

Tax - Other – 2.2%
Greenville County, SC, Hospitality Tax Rev., AGM, 5%, 2022	$1,025,000	$1,119,023
Greenville County, SC, Tourism Public Facilities Corp., Hospitality Tax, 4.75%, 2029	750,000	729,780
Greenville County, SC, Tourism Public Facilities Corp., Hospitality Tax, 4.75%, 2030	500,000	483,695
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	180,000	180,653
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	60,000	60,016
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	160,000	167,162
Virgin Islands Public Finance Authority Rev., “A”, 5.25%, 2024	180,000	181,742
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	890,000	836,173

		$3,758,244

Tax Assessment – 0.2%
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 2037	$440,000	$345,255

Tobacco – 1.7%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$225,000	$184,199
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	1,130,000	824,019
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Capital Appreciation, “A-2”, 0% to 2012, 5.30% to 2037	840,000	539,154
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	850,000	866,465
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	845,000	575,960

		$2,989,797

Transportation - Special Tax – 4.5%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, 4.95%, 2026	$1,250,000	$1,244,763
Commonwealth of Virginia Transportation Board Rev., Capital Projects, 5%, 2020	860,000	1,011,179
South Carolina Transportation Infrastructure Rev., “A”, AMBAC, 5%, 2023	500,000	501,620
South Carolina Transportation Infrastructure Rev., “A”, AMBAC, 5%, 2027	2,000,000	2,041,820
South Carolina Transportation Infrastructure Rev., “A”, AMBAC, 5%, 2033	1,645,000	1,655,610
South Carolina Transportation Infrastructure Rev., “A”, AMBAC, 5%, 2033	1,500,000	1,503,810

		$7,958,802

Universities - Colleges – 9.1%
College of Charleston, SC, Academic & Administrative Facilities Rev., “B”, SYNCORA, 5%, 2024	$800,000	$820,912
College of Charleston, SC, Higher Education Facility Rev., “A”, FGIC, 5.25%, 2028	2,435,000	2,451,582
Educational Facilities Authority Private Non-Profit Institutions of Higher Learning (Wofford College), “A”, 5%, 2036	1,000,000	974,980
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	1,055,000	1,079,824
South Carolina Educational Facilities Authority (Wofford College), 5.25%, 2032	1,000,000	1,011,260
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 2035	1,000,000	1,018,500

4

MFS South Carolina Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Municipal Bonds – continued
Universities - Colleges – continued
University of South Carolina, Athletic Facilities Rev., “A”, 5.5%, 2038	$1,000,000	$1,051,500
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 2040	2,000,000	2,031,220
University of South Carolina, Higher Education Rev., “A”, 5%, 2035	2,555,000	2,617,598
University of South Carolina, Higher Education Rev., “A”, 5%, 2039	1,000,000	1,017,470
University of South Carolina, University Rev., “A”, AMBAC, 5%, 2034	1,815,000	1,830,573

		$15,905,419

Utilities - Investor Owned – 1.7%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 2020	$800,000	$882,704
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 2029 (b)	150,000	169,847
Orangeburg County, SC, Solid Waste Disposal Facilities Rev., Electric & Gas, AMBAC, 5.7%, 2024	2,000,000	2,004,740

		$3,057,291

Utilities - Municipal Owned – 11.3%
Easley, SC, Utility Rev., AGM, 5%, 2012 (c)	$1,000,000	$1,064,130
Easley, SC, Utility Rev., 5.25%, 2031	2,500,000	2,604,050
Easley, SC, Utility Rev., ASSD GTY, 5%, 2034	2,325,000	2,410,444
Greenwood, SC, Combined Public Utility, Refunding & Improvement Systems, NATL, 5%, 2021	175,000	185,054
Piedmont, SC, Municipal Power Agency, FGIC, 6.25%, 2021	2,700,000	3,253,770
Piedmont, SC, Municipal Power Agency, “C”, AGM, 5%, 2030	1,000,000	1,010,180
Puerto Rico Electric Power Authority, “TT”, 5%, 2027	530,000	516,337
Puerto Rico Electric Power Authority, Power Rev., “XX”, 5.25%, 2040	1,085,000	1,029,372
South Carolina Public Service Authority Rev. (Santee Cooper), “B”, 5%, 2033	1,000,000	1,038,110
South Carolina Public Service Authority Rev. (Santee Cooper), “E”, 5%, 2040	2,000,000	2,033,180
South Carolina Public Service Authority Rev., “A”, 5.5%, 2038	2,500,000	2,612,150
South Carolina Public Service Authority, “A”, AMBAC, 5%, 2034	2,000,000	2,026,540

		$19,783,317

Utilities - Other – 1.3%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	$685,000	$748,184
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 2028	130,000	137,804
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	270,000	271,247
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	140,000	139,058
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	570,000	557,152
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2021	330,000	329,244

		$2,182,689

Water & Sewer Utility Revenue – 13.5%
Anderson County, SC, Water & Sewer Systems Rev., FGIC, 5.125%, 2032	$2,000,000	$2,016,300
Beaufort-Jasper, SC, Waterworks & Sewer Systems Rev., AGM, 4.5%, 2031	1,000,000	992,210
Charleston, SC, Waterworks & Sewer Rev., Capital Improvement, 5%, 2035	1,000,000	1,045,330
Charleston, SC, Waterworks & Sewer Rev., Capital Improvement, “B”, 5%, 2013 (c)	1,000,000	1,069,170
Columbia, SC, Waterworks & Sewer Systems Rev., AGM, 5%, 2029	1,020,000	1,058,403
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	2,000,000	1,982,940
Dorchester County, SC, Waterworks & Sewer Systems Rev., ASSD GTY, 5%, 2029	1,000,000	1,038,210
Greenville, SC, Renewable Water Resource Sewer Systems Rev., “A”, 5%, 2024	1,000,000	1,088,620
Greenwood, SC, Sewer Systems Rev., AGM, 5%, 2030	1,000,000	1,039,290
Guam Government Waterworks Authority, Water & Wastewater System Rev., 5.625%, 2040	315,000	277,235
Lexington, SC, Waterworks & Sewer Systems Rev., ASSD GTY, 5%, 2039	2,000,000	2,036,100
Myrtle Beach, SC, Water & Sewer Authority Rev., AGM, 4.5%, 2028	1,770,000	1,785,098
Rock Hill, SC, Utility Systems Rev., Refunding & Improvement, “A”, AGM, 5.375%, 2023	500,000	517,205
Spartanburg, SC, Water & Sewer Authority Rev., “B”, NATL, 5.25%, 2030	1,250,000	1,276,575
Spartanburg, SC, Waterworks Rev., ASSD GTY, 5%, 2039	2,000,000	2,052,420
Spartanburg, SC, Waterworks Rev., “A”, 5%, 2017	2,040,000	2,353,303

5

MFS South Carolina Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Sumter, SC, Waterworks & Sewer Systems Rev., SYNCORA, 5%, 2025	$540,000	$560,326
York County, SC, Water & Sewer Rev., Refunding & Capital Improvement, NATL, 5%, 2027	1,490,000	1,509,603

		$23,698,338

Total Municipal Bonds		$168,606,193

Money Market Funds (v) – 2.8%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value	4,952,680	$4,952,680

Total Investments		$173,558,873

Other Assets, Less Liabilities – 0.9%		1,535,276

Net Assets – 100.0%		$175,094,149

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
CIFG	CDC IXIS Financial Guaranty
FGIC	Financial Guaranty Insurance Co.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
RADIAN	Radian Asset Assurance, Inc.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

MFS South Carolina Municipal Bond Fund

Supplemental Information (Unaudited) 6/30/2011

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures. The following is a summary of the levels used as of June 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$168,606,193	$—	$168,606,193
Mutual Funds	4,952,680	—	—	4,952,680

Total Investments	$4,952,680	$168,606,193	$—	$173,558,873

Other Financial Instruments
Futures	$21,676	$—	$—	$21,676
(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$171,627,780

Gross unrealized appreciation	$4,774,465
Gross unrealized depreciation	(2,843,372)

Net unrealized appreciation (depreciation)	$1,931,093

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

7

MFS South Carolina Municipal Bond Fund

Supplemental Information (Unaudited) 6/30/11 - continued

(3) Derivative Contracts at 6/30/2011

Futures Contracts Outstanding at 6/30/2011

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	22	$2,706,688	September-2011	$31,032
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10y (Short)	USD	17	2,079,578	September-2011	$(9,356)

					$21,676

At June 30, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	5,814,158	10,432,081	(11,293,559)	4,952,680

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$12,757	$4,952,680

8

MFS® Tennessee Municipal Bond Fund

QUARTERLY REPORT

June 30, 2011

MFS Tennessee Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11

Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.6%
Airport Revenue – 3.2%
Memphis-Shelby County, TN, Airport Authority Facilities Rev., AGM, 5.125%, 2021	$1,500,000	$1,500,375
Memphis-Shelby County, TN, Airport Authority Facilities Rev., “A”, ASSD GTY, 5%, 2039	1,000,000	994,030
Memphis-Shelby County, TN, Airport Authority Facilities Rev., “D”, 5%, 2025	1,000,000	1,034,970

		$3,529,375

General Obligations - General Purpose – 8.7%
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 2020	$930,000	$979,141
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	270,000	257,129
Commonwealth of Puerto Rico, “A”, 6%, 2038	455,000	458,085
Johnson City, TN, 5%, 2031	1,000,000	1,047,810
Metropolitan Government of Nashville & Davidson County, TN, 5%, 2021	2,000,000	2,321,560
Metropolitan Government of Nashville & Davidson County, TN, 5%, 2028	2,000,000	2,129,720
Puerto Rico Public Buildings Authority Rev., Guaranteed (Government Facilities), “I”, 5.25%, 2033	480,000	458,318
Puerto Rico Public Buildings Authority Rev., Guaranteed, “L”, 5.5%, 2021	1,000,000	1,044,520
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	480,000	522,744
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2031	525,000	559,829

		$9,778,856

General Obligations - Improvement – 1.2%
Guam Government, “A”, 5.25%, 2037	$215,000	$183,692
Williamson County, TN, School District, “A”, 4%, 2019	1,015,000	1,131,654

		$1,315,346

General Obligations - Schools – 2.2%
Rutherford County, TN, School & Public Improvement, 5%, 2022	$1,510,000	$1,569,056
Williamson County, TN, School District, 5%, 2026	740,000	860,405

		$2,429,461

Healthcare Revenue - Hospitals – 22.1%
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “D”, 6.25%, 2033	$1,000,000	$1,079,430
Coweta County, GA, Development Authority Rev. (Piedmont Healthcare Project), 4.5%, 2042	715,000	604,003
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 2040	295,000	285,826
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	680,000	651,086
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	125,000	126,738
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	405,000	415,263
Jackson, TN, Hospital Rev. (Jackson-Madison Project), 5.625%, 2038	1,000,000	1,021,530
Johnson City, TN, Health & Education Financing Authority Rev. (Johnson City Medical Center Hospital), ETM, NATL, 5%, 2018 (c)	1,165,000	1,167,470
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health Alliance), “A”, 5.5%, 2031	400,000	374,240
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health Alliance), “A”, 5.5%, 2036	600,000	549,114
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	790,000	782,218
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 2045	265,000	265,156
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Baptist Health Systems), 6.5%, 2031	300,000	308,181
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Catholic Healthcare Partners), 5.25%, 2030	1,000,000	1,000,150
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant Health), Capital Appreciation, “A”, 0%, 2036	4,000,000	848,880

1

MFS Tennessee Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Fort Sanders), NATL, 5.75%, 2014	$3,250,000	$3,456,927
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (University Health Systems, Inc.), 5.25%, 2036	1,000,000	919,530
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev., “A”, AGM, 5%, 2013 (c)	545,000	581,858
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev., “A”, AGM, 5%, 2022	455,000	458,426
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	675,000	619,900
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 2030	85,000	86,361
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	510,000	512,902
North Carolina Medical Care Commission Health Care Facilities Rev. (Novant Health), “A”, 4.75%, 2043	685,000	571,126
Rutherford County, TN, Health & Educational Facilities Board Rev. (Ascension Health Senior Group), “C”, 5%, 2040	1,500,000	1,533,840
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Healthcare), 6.5%, 2012 (c)	625,000	668,500
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Healthcare), 5%, 2031	500,000	504,825
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Healthcare), 5%, 2036	1,250,000	1,260,412
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Healthcare), “B”, AGM, 5.25%, 2027	1,500,000	1,541,400
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Healthcare), ETM, 6.5%, 2021 (c)	375,000	401,100
St. Petersburg, FL, Health Facilities Authority Rev., 6.5%, 2039	170,000	178,237
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	635,000	564,496
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner
Regional Health Systems, Inc.), “A”, 5.5%, 2046 (d)	1,000,000	75,000
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	785,000	831,244
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	535,000	483,833

		$24,729,202

Healthcare Revenue - Long Term Care – 0.6%
Blount County, TN, Health & Educational Facilities Board Rev. (Asbury, Inc.), “A”, 5.125%, 2023	$500,000	$418,670
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	250,000	229,535

		$648,205

Industrial Revenue - Other – 0.3%
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	$320,000	$294,557

Miscellaneous Revenue - Entertainment & Tourism – 2.3%
Memphis-Shelby County, TN, Sports Authority, Inc. Rev., “B”, 5.375%, 2029	$2,500,000	$2,628,975

Miscellaneous Revenue - Other – 2.6%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Jackson Lab), 5.75%, 2037	$1,000,000	$954,650
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 2017	685,000	685,041
Metropolitan Nashville Airport Authority, Special Facilities Rev. (Aero Nashville LLC Project), 5.2%, 2026	1,000,000	941,410

2

MFS Tennessee Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Miscellaneous Revenue - Other – continued
Miami-Dade County, FL, Special Obligation, Capital Appreciation, “B”, NATL, 0%, 2030	$585,000	$165,584
Miami-Dade County, FL, Special Obligation, Capital Appreciation, “C”, NATL, 0%, 2028	570,000	187,439

		$2,934,124

Multi-Family Housing Revenue – 1.8%
Knoxville, TN, Community Development Corp., 5%, 2024	$1,000,000	$1,052,330
Metropolitan Government of Nashville & Davidson County, TN, Health, Educational & Housing Facilities Board Rev. (Berkshire Place), GNMA, 6%, 2023	500,000	503,450
Metropolitan Government of Nashville & Davidson County, TN, Health, Educational & Housing Facilities Board Rev. (Herman Street), FHA, 7.25%, 2032	485,000	454,207

		$2,009,987

Sales & Excise Tax Revenue – 2.6%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 2030	$480,000	$501,970
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	525,000	514,269
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.375%, 2039	1,220,000	1,205,140
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, 0%, 2056	7,755,000	349,053
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2033	1,265,000	296,048

		$2,866,480

Single Family Housing - State – 7.5%
Tennessee Housing Development Agency Rev., Homeownership Program, 5%, 2026	$1,570,000	$1,543,985
Tennessee Housing Development Agency Rev., Homeownership Program, 5.05%, 2027	615,000	601,796
Tennessee Housing Development Agency Rev., Homeownership Program, 5%, 2029	985,000	995,402
Tennessee Housing Development Agency Rev., Homeownership Program, AGM, 5.4%, 2032	515,000	514,954
Tennessee Housing Development Agency Rev., Homeownership Program, 5.25%, 2034	355,000	365,377
Tennessee Housing Development Agency Rev., Homeownership Program, 5.45%, 2038	1,700,000	1,726,605
Tennessee Housing Development Agency Rev., Homeownership Program, “1-A”, 5.7%, 2039	205,000	205,720
Tennessee Housing Development Agency Rev., Homeownership Program, “2”, 4.55%, 2024	1,480,000	1,477,691
Tennessee Housing Development Agency Rev., Mortgage Finance, 5.2%, 2023	885,000	899,160

		$8,330,690

State & Agency - Other – 0.9%
Hardeman County, TN, Industrial Development Board Rev., “B”, ASSD GTY, 5%, 2040	$1,000,000	$1,000,530

State & Local Agencies – 11.7%
Chattanooga, TN, Industrial Development Board, Lease Rental Rev. (Southside Redevelopment Corp.), 5%, 2020	$700,000	$775,803
Chattanooga, TN, Industrial Development Board, Lease Rental Rev. (Southside Redevelopment Corp.), 5%, 2024	1,000,000	1,074,930
Memphis-Shelby County, TN (Memphis Sports Arena), AMBAC, 5.125%, 2012 (c)	2,000,000	2,124,500
Memphis-Shelby County, TN (Memphis Sports Arena), AMBAC, 5.35%, 2012 (c)	1,665,000	1,773,575
Tennessee School Bond Authority (Higher Education Facilities), “A”, AGM, 5.25%, 2012 (c)	3,000,000	3,124,740
Tennessee School Bond Authority, “B”, 5.125%, 2033	2,000,000	2,125,660
Tennessee School Bond Authority, “C”, AGM, 5%, 2032	2,000,000	2,090,140

		$13,089,348

3

MFS Tennessee Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax - Other – 0.7%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$150,000	$150,545
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	50,000	50,014
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	625,000	587,200

		$787,759

Tobacco – 1.1%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$185,000	$151,452
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	200,000	203,874
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	410,000	279,460
Tobacco Settlement Financing Corp., 5%, 2031	750,000	599,167

		$1,233,953

Transportation - Special Tax – 0.6%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 2028	$600,000	$621,510

Universities - Colleges – 3.8%
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.625%, 2039	$500,000	$517,065
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.125%, 2040	250,000	251,107
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	835,000	854,648
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board, 5%, 2034	2,500,000	2,618,375

		$4,241,195

Universities - Dormitories – 0.9%
Shelby County, TN, Health Educational & Housing Facilities Board Rev. (Rhodes College), 5.5%, 2040	$1,000,000	$1,032,750

Utilities - Municipal Owned – 13.3%
Chattanooga, TN, Electric Rev., “A”, 5%, 2033	$3,000,000	$3,114,930
Citizens Gas Utility District, TN, Gas Rev., 5%, 2035	1,000,000	932,720
Clarksville, TN, Electric System Rev., “A”, 5%, 2034	1,250,000	1,286,938
Guam Power Authority Rev., “A”, 5.5%, 2030	300,000	290,970
Johnson City, TN, Electric Rev., AGM, 5%, 2029	1,000,000	1,041,530
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 2033	195,000	212,345
Memphis, TN, Electric System Rev., 5%, 2016	2,000,000	2,342,680
Metropolitan Government of Nashville & Davidson County, TN, Electrical Rev., “A”, AMBAC, 5%, 2029 (f)	1,500,000	1,557,735
Metropolitan Government of Nashville & Davidson County, TN, Electrical Rev., Capital Appreciation, NATL, 0%, 2012	3,305,000	3,270,958
Puerto Rico Electric Power Authority, Power Rev., “XX”, 5.25%, 2040	870,000	825,395

		$14,876,201

Utilities - Other – 1.4%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	$225,000	$226,039
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	115,000	114,226
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2023	85,000	84,017
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	1,200,000	1,172,952

		$1,597,234

Water & Sewer Utility Revenue – 9.1%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	$1,000,000	$991,470
Detroit, MI, Sewer Disposal System Rev., “B”, AGM, 7.5%, 2033	295,000	339,713
Harpeth Valley Utility District, TN, Davidson & Williamson Counties Rev., FGIC, 5.25%, 2037	1,000,000	1,026,340
Hendersonville, TN, Utility District Waterworks & Sewer Rev., AGM, 5%, 2031	1,000,000	1,036,190
Knoxville, TN, Waste Water System Rev., “A”, NATL, 5%, 2037	2,620,000	2,665,300

4

MFS Tennessee Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Memphis, TN, Sanitation Sewer System Rev., 4%, 2019	$1,000,000	$1,086,150
Rutherford County, TN, Water Rev., NATL, 5%, 2027	770,000	796,642
South Blount County, TN, Utility District Waterworks Rev., AGM, 5%, 2033	2,140,000	2,220,164

		$10,161,969

Total Municipal Bonds		$110,137,707

Other Assets, Less Liabilities – 1.4%		1,539,770

Net Assets – 100.0%		$111,677,477

(c)	Refunded bond.
(d)	Non-income producing security - in default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

MFS Tennessee Municipal Bond Fund

Supplemental Information (Unaudited) 6/30/11

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures. The following is a summary of the levels used as of June 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$110,137,707	$—	$110,137,707

Other Financial Instruments
Futures	$(7,705)	$—	$—	$(7,705)

For further information regarding security characteristics, see the Portfolio of Investments .

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$108,494,033

Gross unrealized appreciation	$3,501,021
Gross unrealized depreciation	(1,857,347)

Net unrealized appreciation (depreciation)	$1,643,674

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

6

MFS Tennessee Municipal Bond Fund

Supplemental Information (Unaudited) 6/30/11 - continued

(3) Derivative Contracts at 6/30/11

Futures Contracts Outstanding at 6/30/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	14	$1,712,594	September-2011	$(7,705)

At June 30, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	122,955	5,647,454	(5,770,409)	—

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$310	$—

7

MFS® Virginia Municipal Bond Fund

QUARTERLY REPORT

June 30, 2011

MFS Virginia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11

Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.4%
Airport Revenue – 3.4%
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 2035	$855,000	$874,220
Metropolitan Washington, DC, Airport Authority Rev., 5.375%, 2028	1,500,000	1,544,685
Metropolitan Washington, DC, Airport Authority Rev., “A”, FGIC, 5.125%, 2024	1,000,000	1,011,810
Metropolitan Washington, DC, Airport Authority Rev., “A”, FGIC, 5%, 2025	705,000	709,984
Metropolitan Washington, DC, Airport Authority Rev., “A”, AGM, 5%, 2032	1,455,000	1,426,904
Metropolitan Washington, DC, Airport Authority Rev., “A”, NATL, 5%, 2035	3,000,000	2,889,630
Sacramento County, CA, Airport Systems Rev., 5%, 2040	2,095,000	1,967,100
Virginia Resources Authority, Airport Rev., “B”, 5.125%, 2027	720,000	724,399

		$11,148,732

General Obligations - General Purpose – 3.4%
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	$645,000	$614,253
Commonwealth of Puerto Rico, “A”, 6%, 2038	1,070,000	1,077,255
Isle Wight County, VA, “A”, 4%, 2020	1,045,000	1,151,768
Maryland State & Local Facilities, “C”, 5%, 2019	1,610,000	1,921,261
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	840,000	914,802
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2031	920,000	981,033
Puerto Rico Public Buildings Authority Rev., Guaranteed, “Q”, 5.625%, 2039	1,565,000	1,504,294
Stafford County, VA, Industrial Development Authority Rev., “B”, NATL, 5%, 2034	3,060,000	3,002,380

		$11,167,046

General Obligations - Improvement – 5.3%
Arlington County, VA, 4.5%, 2013 (c)	$50,000	$53,169
Arlington County, VA, 4.5%, 2028	205,000	207,317
Arlington County, VA, “C”, 5%, 2018	5,000,000	5,970,950
Guam Government, “A”, 6.75%, 2029	925,000	950,419
Guam Government, “A”, 5.25%, 2037	540,000	461,365
Guam Government, “A”, 7%, 2039	110,000	113,491
Loudoun County, VA, “B”, 5%, 2018	5,500,000	6,576,790
Lynchburg, VA, Public Improvement, 5%, 2023	1,000,000	1,133,840
Virginia Beach, VA, Public Improvement, “B”, 5%, 2016	1,825,000	2,136,637

		$17,603,978

Healthcare Revenue - Hospitals – 16.6%
Albemarle County, VA, Industrial Development Authority, Hospital Rev. (Martha Jefferson Hospital), 5.25%, 2035	$3,000,000	$2,943,300
Arlington County, VA, Industrial Development Authority, Hospital Facility Rev. (Virginia Hospital Center Arlington Health Systems), 5%, 2031	2,000,000	1,987,480
Charlotte County, VA, Industrial Development Authority Rev. (Halifax Hospital), 5%, 2037	1,000,000	907,190
Fairfax County, VA, Industrial Development Authority Rev. (Inova Health Systems), “A”, 5.5%, 2029	1,000,000	1,033,800
Fairfax County, VA, Industrial Development Authority Rev. (Inova Health Systems), “A”, 5.5%, 2035	1,500,000	1,534,440
Fairfax County, VA, Industrial Development Authority Rev. (Inova Health Systems), “C”, 5%, 2025	500,000	528,570
Fauquier County, VA, Industrial Development Authority, Hospital Rev., 5.25%, 2037	2,000,000	1,917,420
Fredericksburg, VA, Economic Development Authority, Hospital Facilities Rev. (Medicorp Health System), 5.25%, 2019	1,125,000	1,216,665
Fredericksburg, VA, Industrial Development Rev. (Medicorp Health Systems), “B”, 5.125%, 2033	750,000	716,228
Henrico County, VA, Economic Development Authority Rev., 5.6%, 2012 (c)	85,000	91,174
Henrico County, VA, Economic Development Authority Rev., 5.6%, 2030	1,915,000	1,905,904
Henrico County, VA, Economic Development Authority Rev. (Bon Secours Health Systems, Inc.), “B-2”, AGM, 5.25%, 2042	1,750,000	1,739,203
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours Health Systems, Inc.), NATL, 6.25%, 2020	1,500,000	1,666,800

1

MFS Virginia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	$970,000	$994,580
Loudoun County, VA, Industrial Development Authority, Hospital Rev. (Loudoun Hospital Center), “A”, 6.1%, 2012 (c)	1,000,000	1,060,900
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	1,635,000	1,501,535
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	200,000	199,644
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	635,000	638,613
North Carolina Medical Care Commission Health Care Facilities Rev. (Novant Health), “A”, 4.75%, 2043	2,025,000	1,688,364
Ohio Higher Educational Facility Commission Rev. (University Hospital Health System), 6.75%, 2039	1,315,000	1,368,705
Peninsula Ports Authority, VA, Health System Rev. (Riverside Health System), 5%, 2018	3,580,000	3,587,804
Prince William County, VA, Industrial Development Authority, Hospital Rev. (Potomac Hospital Corp.), 5.2%, 2026	1,000,000	953,360
Roanoke, VA, Economic Development Authority, Hospital Rev. (Carilion Medical Center), 5%, 2033	2,385,000	2,325,971
Roanoke, VA, Industrial Development Authority, Hospital Rev. (Bedford Memorial Hospital), “B”, ASSD GTY, 5%, 2038	3,000,000	2,909,220
Roanoke, VA, Industrial Development Authority, Hospital Rev. (Roanoke Memorial Hospital), “B”, ETM, NATL, 6.125%, 2015 (c)	3,000,000	3,490,080
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	1,805,000	2,074,360
Virginia Small Business Financing Authority, Healthcare Facility Rev. (Sentra Healthcare), 5%, 2040	4,000,000	4,033,800
Virginia Small Business Financing Authority, Hospital Rev. (Wellmont Health Project), “A”, 5.25%, 2037	2,000,000	1,786,200
Washington County, VA, Industrial Development Authority, Hospital Facilities Rev. (Mountain States Health Alliance), “C”, 7.5%, 2029	1,400,000	1,550,920
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	220,000	223,793
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	530,000	540,033
Winchester, VA, Industrial Development Authority, Hospital Rev. (Valley Health Systems), “E”, 5.75%, 2039	3,000,000	3,023,460
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	1,880,000	1,990,751
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	1,280,000	1,157,581

		$55,287,848

Healthcare Revenue - Long Term Care – 1.5%
Chesterfield County, VA, Health Center Commission Residential Care Facility, 6.25%, 2038	$750,000	$656,385
Henrico County, VA, Economic Development Authority Residential Care, 6.7%, 2012 (c)	200,000	210,984
Henrico County, VA, Economic Development Authority Residential Care, 6.7%, 2027	550,000	550,380
James City County, VA, Economic Development (WindsorMeade Project), “A”, 5.5%, 2037	1,000,000	576,820
Lexington, VA, Industrial Development Authority Residential Care Facilities (Kendal at Lexington), “A”, 5.5%, 2037	1,000,000	795,970
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6.125%, 2035	1,240,000	1,100,202
Suffolk, VA, Industrial Development Authority, Retirement Facilities Rev. (Lake Prince Center, Inc.), 5.3%, 2031	750,000	616,808

2

MFS Virginia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	$175,000	$179,181
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	265,000	266,842

		$4,953,572

Industrial Revenue - Environmental Services – 1.0%
Charles City County, VA, Industrial Development Authority, Solid Waste Disposal Facility Rev. (Waste Management, Inc.), 6.25%, 2027 (b)	$1,500,000	$1,548,885
Henrico County, VA, Industrial Development Authority Rev. (Browning Ferris, Inc.), 5.45%, 2014	1,750,000	1,849,383

		$3,398,268

Industrial Revenue - Other – 1.1%
Loudoun County, VA, Industrial Development Authority Rev. (Dulles Airport Marriott Hotel), 7.125%, 2015	$2,000,000	$2,004,020
Peninsula Ports Authority, VA, Coal Terminal Rev. (Dominion Terminal Associates), 6%, 2033	1,000,000	1,006,140
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	750,000	690,368

		$3,700,528

Industrial Revenue - Paper – 0.3%
Bedford County, VA, Industrial Development Authority Rev. (Nekooska Packaging Corp.), 5.6%, 2025	$1,000,000	$944,230
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 2019 (d)	1,750,000	36,750

		$980,980

Miscellaneous Revenue - Other – 0.2%
Norfolk, VA, Airport Authority Rev. (Air Cargo), 6.25%, 2030	$500,000	$453,280
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 2040	80,000	80,676

		$533,956

Multi-Family Housing Revenue – 4.4%
Arlington County, VA, Industrial Development Authority Rev. (Colonial Village), FNMA, 5.15%, 2031	$3,000,000	$2,997,750
Virginia Housing Development Authority Rev., “C”, 5.625%, 2038	1,355,000	1,357,656
Virginia Housing Development Authority Rev., “D”, 4.6%, 2033	1,000,000	920,700
Virginia Housing Development Authority Rev., Rental Housing, “B”, 5.5%, 2030	1,450,000	1,498,691
Virginia Housing Development Authority Rev., Rental Housing, “B”, 5%, 2045	3,050,000	3,010,594
Virginia Housing Development Authority Rev., Rental Housing, “E”, 4.8%, 2039	3,000,000	2,862,420
Virginia Housing Development Authority Rev., Rental Housing, “F”, 5%, 2045	2,125,000	2,087,430

		$14,735,241

Parking – 0.5%
Norfolk, VA, Parking Systems Rev., NATL, 5%, 2020	$1,630,000	$1,631,386

Port Revenue – 1.8%
Virginia Port Authority Facilities Rev., FGIC, 5%, 2036	$3,000,000	$2,864,130
Virginia Port Authority Facilities Rev., 5%, 2040	3,000,000	3,023,550

		$5,887,680

Sales & Excise Tax Revenue – 3.8%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	$1,320,000	$1,320,884
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “C”, FGIC, 5.5%, 2022	1,445,000	1,507,973
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	2,135,000	2,091,361

3

MFS Virginia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	$1,470,000	$1,525,169
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.375%, 2039	4,650,000	4,593,363
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, 0%, 2034	3,795,000	826,058
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2033	3,285,000	768,789

		$12,633,597

Single Family Housing - State – 5.2%
Virginia Housing Development Authority Commonwealth, 5.1%, 2035	$2,000,000	$1,952,540
Virginia Housing Development Authority Commonwealth, “A”, 5%, 2031	2,000,000	2,005,080
Virginia Housing Development Authority Commonwealth, “B”, 4.75%, 2032	2,000,000	1,898,080
Virginia Housing Development Authority Commonwealth, “C”, 4.4%, 2022	1,270,000	1,234,796
Virginia Housing Development Authority Commonwealth, “C”, 4.66%, 2027	1,285,000	1,214,222
Virginia Housing Development Authority Commonwealth, “C”, 4.625%, 2027	2,630,000	2,469,439
Virginia Housing Development Authority Commonwealth, “C”, 4.75%, 2032	1,795,000	1,700,583
Virginia Housing Development Authority Rev., Rental Housing, “F”, 5.1%, 2041	3,770,000	3,788,850
Virginia Housing Development Authority, Commonwealth Mortgage, “A-5”, 4.4%, 2015	1,000,000	1,036,940

		$17,300,530

State & Agency - Other – 2.9%
Fairfax County, VA, “A”, 5%, 2019	$4,000,000	$4,755,000
Fairfax County, VA, COP, 6.1%, 2012 (c)	3,090,000	3,292,302
Virginia Biotechnology Research Park Lease Rev. (Consolidated Laboratories), 5%, 2011 (c)	1,500,000	1,510,935

		$9,558,237

State & Local Agencies – 13.8%
Caroline County, VA, Industrial Development Authority Lease Rev., AMBAC, 5.125%, 2034	$1,000,000	$962,770
Chesapeake, VA, Industrial Development Authority (Chesapeake Court House), NATL, 5.25%, 2017	2,000,000	2,004,020
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.92%, 2037	1,915,000	1,262,981
Dinwiddie County, VA, Industrial Development Authority Lease Rev., “B”, NATL, 5%, 2030	2,500,000	2,510,175
Fairfax County, VA, Economic Development Authority (Fairfax Public Improvement Project), 5%, 2030	1,000,000	1,030,570
Fairfax County, VA, Economic Development Authority Rev. (U.S. Route 28), NATL, 5%, 2029	1,000,000	1,029,800
Front Royal & Warren County, VA, Industrial Development Authority Lease Rev., School & Capital Improvement, “B”, AGM, 5%, 2035	2,875,000	2,900,358
King George County, VA, Industrial Development Authority Lease Rev., AGM, 5%, 2036	2,000,000	2,018,160
Manassas Park, VA, Economic Development Authority Lease Rev., “A”, 6%, 2035	1,000,000	991,190
Middlesex County, VA, Industrial Development Authority Rev., AMBAC, 5.125%, 2012 (c)	1,000,000	1,061,560
Middlesex County, VA, Industrial Development Authority Rev., AMBAC, 5.25%, 2012 (c)	2,000,000	2,125,780
Montgomery County, VA, Industrial Development Authority (Public Facilities Project), 5%, 2029	500,000	523,035
Orange County, VA, Industrial Development Authority (Orange County Project), AMBAC, 5%, 2012 (c)	1,000,000	1,036,880
Powhatan County, VA, 5%, 2032	2,500,000	2,643,875
Powhatan County, VA, Economic Development Authority Lease Rev. (Virginia Capital Projects), AMBAC, 5.25%, 2033	1,000,000	1,011,110
Prince William County, VA, Lease Partnerships, 5%, 2012 (c)	1,500,000	1,564,350
Richmond, VA, Public Facilities (Megahertz Project), “A”, COP, AMBAC, 5%, 2022	1,600,000	1,601,584

4

MFS Virginia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Southwest Virginia Regional Jail Authority Rev., NATL, 5%, 2035	$1,720,000	$1,569,294
Stafford County, VA, Economic Development Authority Lease Rev., ASSD GTY, 5%, 2033	3,000,000	3,075,600
Virginia College Building Authority, Educational Facilities Rev., 5%, 2023	2,140,000	2,465,216
Virginia College Building Authority, Educational Facilities Rev., 4.5%, 2032	1,550,000	1,557,363
Virginia College Building Authority, Educational Facilities Rev. (21st Century College & Equipment), “A”, 5%, 2029	1,500,000	1,613,310
Virginia Public Building Authority, Public Facilities Rev., “B”, 5.25%, 2028	1,000,000	1,091,070
Virginia Public Building Authority, Public Facilities Rev., “B”, 5%, 2029	1,050,000	1,130,031
Virginia Public Building Authority, Public Facilities Rev., “B-3”, 4%, 2021	1,000,000	1,095,450
Virginia Public School Authority (1997 Resolution), “A”, 5%, 2019	1,175,000	1,386,559
Virginia Public School Authority (1997 Resolution), “A”, 5%, 2030	1,000,000	1,076,990
Virginia Public School Authority (1997 Resolution), “C”, 5%, 2016	3,000,000	3,515,490

		$45,854,571

Tax - Other – 1.1%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$365,000	$366,325
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	120,000	120,032
Virgin Islands Public Finance Authority Rev. (Diageo), “A”, 6.625%, 2029	830,000	873,135
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2029	250,000	231,438
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2039	285,000	248,511
Virgin Islands Public Finance Authority Rev., “B”, 5%, 2025	250,000	249,225
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	1,645,000	1,545,510

		$3,634,176

Tobacco – 1.4%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	$550,000	$401,071
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	1,575,000	1,605,508
Tobacco Settlement Financing Corp., 5.625%, 2015 (c)	1,000,000	1,168,210
Virgin Islands Tobacco Settlement Financing Corp., 5%, 2021	350,000	330,680
Virginia Tobacco Settlement Financing Corp., “B-1”, 5%, 2047	2,000,000	1,217,780

		$4,723,249

Toll Roads – 0.6%
Metropolitan Washington, DC, Airports Authority Rev. (Dulles Toll Road), “A”, 5%, 2039	$2,000,000	$1,978,940

Transportation - Special Tax – 1.5%
Commonwealth of Virginia Transportation Board Rev., Capital Projects, 5%, 2020	$1,635,000	$1,922,417
Washington, DC, Metropolitan Area Transit Authority Gross Rev., “A”, 5.25%, 2029	1,485,000	1,580,530
Washington, DC, Metropolitan Area Transit Authority Gross Rev., “A”, 5.125%, 2032	1,365,000	1,418,904

		$4,921,851

Universities - Colleges – 4.5%
Amherst, VA, Industrial Development Authority Rev. (Educational Facilities Sweet Briar), 5%, 2026	$1,770,000	$1,628,382
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	2,130,000	2,180,119
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 2030	615,000	554,232
University of Virginia (University Rev.), “B”, 5%, 2027	2,690,000	2,764,056
Virginia College Building Authority, Educational Facilities Rev. (Regent University), 5%, 2026	2,000,000	1,924,660
Virginia College Building Authority, Educational Facilities Rev. (Richmond University), “A”, 5%, 2021	2,115,000	2,476,813
Virginia College Building Authority, Educational Facilities Rev. (Roanoke College), 4.5%, 2037	2,180,000	1,886,964
Virginia College Building Authority, Educational Facilities Rev. (Washington & Lee University), NATL, 5.25%, 2031	1,000,000	1,140,350

5

MFS Virginia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Virginia Small Business Financing Authority, Educational Facilities Rev. (Roanoke College), 5.5%, 2033	$500,000	$508,275

		$15,063,851

Universities - Secondary Schools – 0.6%
Alexandria, VA, Industrial Development Authority, Educational Facilities Rev. (Episcopal High School), “A”, 5%, 2040	$1,900,000	$1,909,120

Utilities - Investor Owned – 1.1%
Halifax County, VA, Industrial Development Authority (Old Dominion Electric Cooperative), AMBAC, 5.625%, 2028	$3,000,000	$3,084,450
Mecklenburg County, VA, Industrial Development Authority Rev. (UAE Mecklenburg LP), 6.5%, 2017	700,000	704,662

		$3,789,112

Utilities - Municipal Owned – 4.3%
Bristol, VA, Utility Systems Rev., ETM, AGM, 5.75%, 2016 (c)	$240,000	$292,310
Guam Power Authority Rev., AMBAC, 5.25%, 2015	2,020,000	2,022,343
Guam Power Authority Rev., “A”, 5.5%, 2030	785,000	761,372
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 2033	470,000	511,807
Puerto Rico Electric Power Authority, Power Rev., “WW”, 5.5%, 2038	2,000,000	2,001,120
Puerto Rico Electric Power Authority, Power Rev., “XX”, 5.25%, 2040	2,540,000	2,409,774
Richmond, VA, Public Utilities Rev., AGM, 5%, 2012 (c)(f)	5,000,000	5,126,650
Richmond, VA, Public Utilities Rev., AGM, 5%, 2035	1,000,000	1,019,380

		$14,144,756

Utilities - Other – 0.9%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	$945,000	$961,859
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	555,000	557,564
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	290,000	288,048
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2024	215,000	211,379
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	1,140,000	1,114,304

		$3,133,154

Water & Sewer Utility Revenue – 16.2%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2038	$1,885,000	$1,886,037
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	3,000,000	2,974,410
Fairfax County, VA, Water Authority Rev., 5%, 2012 (c)	800,000	828,408
Guam Government Waterworks Authority, Water & Wastewater System Rev., 5.625%, 2040	620,000	545,668
Hampton Roads, VA, Sanitation District Wastewater Rev., 5%, 2033	2,000,000	2,079,800
Hampton Roads, VA, Sanitation District Wastewater Rev., 5%, 2038	3,750,000	3,855,450
James City, VA, Water & Sewer Rev., 5%, 2040	1,290,000	1,323,901
Norfolk, VA, Water Rev., 4.75%, 2038	4,000,000	4,034,200
Norfolk, VA, Water Rev., 4%, 2039	4,400,000	3,922,556
Spotsylvania County, VA, Water & Sewer Rev., AGM, 4.5%, 2032	1,500,000	1,505,340
Spotsylvania County, VA, Water & Sewer Rev., AGM, 4.75%, 2035	1,500,000	1,489,335
Spotsylvania County, VA, Water & Sewer Rev., AGM, 5%, 2035	1,000,000	1,005,310
Upper Occoquan, VA, Sewage Authority Regional Sewage Rev., 5%, 2041	2,000,000	2,047,740
Virginia Resources Authority Rev., 5%, 2013 (c)(u)	55,000	60,849
Virginia Resources Authority Rev., 5%, 2013 (c)(u)	60,000	66,380
Virginia Resources Authority Rev., 5%, 2013 (c)(u)	375,000	414,878
Virginia Resources Authority Rev., 5%, 2021 (u)	2,725,000	2,912,507
Virginia Resources Authority Rev., 5%, 2023 (u)	2,980,000	3,157,161
Virginia Resources Authority Rev., 5%, 2033 (u)	4,645,000	4,730,143
Virginia Resources Authority Sewer Systems Rev. (Hopewell Regional Wastewater), 5.75%, 2021	1,335,000	1,340,660
Virginia Resources Authority, Clean Water Rev., 4.75%, 2027	3,000,000	3,141,480

6

MFS Virginia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Virginia Resources Authority, Clean Water Rev., 5%, 2031	$1,000,000	$1,071,700
Virginia Resources Authority, Infrastructure Rev., 5%, 2017	255,000	255,566
Virginia Resources Authority, Infrastructure Rev. (Virginia Pooled Funding Program), “B”, 5.25%, 2033	3,000,000	3,175,230
Virginia Resources Authority, Infrastructure Rev. (Virginia Pooled Funding Program), “B”, 5%, 2040	1,400,000	1,438,752
Virginia Resources Authority, Infrastructure Rev., “A”, 5%, 2025	1,595,000	1,788,904
Virginia Resources Authority, Infrastructure Rev., “B”, 5%, 2038	2,600,000	2,694,895

		$53,747,260

Total Municipal Bonds		$323,421,619

Money Market Funds (v) – 1.3%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value	4,276,312	$4,276,312

Total Investments		$327,697,931

Other Assets, Less Liabilities – 1.3%		4,308,249

Net Assets – 100.0%		$332,006,180

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	Non-income producing security - in default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

7

MFS Virginia Municipal Bond Fund

Supplemental Information (Unaudited) 6/30/11

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures. The following is a summary of the levels used as of June 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$323,421,619	$—	$323,421,619
Mutual Funds	4,276,312	—	—	4,276,312

Total Investments	$4,276,312	$323,421,619	$—	$327,697,931

Other Financial Instruments
Futures	$50,955	$—	$—	$50,955

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$320,023,505

Gross unrealized appreciation	$8,986,718
Gross unrealized depreciation	(6,737,635)

Net unrealized appreciation (depreciation)	$2,249,083

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

8

MFS Virginia Municipal Bond Fund

Supplemental Information (Unaudited) 6/30/11 - continued

(3) Derivative Contracts at 06/30/11

Futures Contracts Outstanding at 06/30/2011

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	49	$6,028,531	September-2011	$69,117
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	33	4,036,828	September-2011	$(18,162)

					$50,955

At June 30,2011 the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	10,158,215	23,049,702	(28,931,605)	4,276,312

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,898	$4,276,312

9

MFS® West Virginia Municipal Bond Fund

QUARTERLY REPORT

June 30, 2011

MFS West Virginia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11

Issuer	Shares/Par	Value ($)
Municipal Bonds – 95.9%
General Obligations - General Purpose – 13.0%
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 2020	$1,250,000	$1,316,044
Commonwealth of Puerto Rico, Public Improvement, 5.25%, 2023	1,500,000	1,504,470
Commonwealth of Puerto Rico, Public Improvement, “A”, CIFG, 5%, 2034	780,000	708,669
Maryland State & Local Facilities, “C”, 5%, 2019	1,000,000	1,193,330
Puerto Rico Public Buildings Authority Rev. (State Office Building), “F”, SYNCORA, 5.25%, 2025	2,000,000	1,994,100
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	660,000	718,773
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2031	725,000	773,097
Puerto Rico Public Buildings Authority Rev., Guaranteed, “Q”, 5.625%, 2039	740,000	711,295
State of West Virginia, NATL, 5%, 2015	1,500,000	1,713,600
State of West Virginia, 4%, 2022	2,000,000	2,121,460
State of West Virginia, 4%, 2023	2,000,000	2,096,160
West Virginia Sewer Improvements, FGIC, 5.5%, 2017	2,565,000	2,569,925

		$17,420,923

General Obligations - Improvement – 0.2%
Guam Government, “A”, 6.75%, 2029	$35,000	$35,962
Guam Government, “A”, 5.25%, 2037	250,000	213,595
Guam Government, “A”, 7%, 2039	45,000	46,428

		$295,985

General Obligations - Schools – 5.6%
Hancock County, WV, Board of Education, 5%, 2019	$1,130,000	$1,324,224
Monongalia County, WV, Board of Education, NATL, 5%, 2027	2,350,000	2,442,520
Putnam County, WV, Board of Education, 4%, 2020	2,500,000	2,726,800
Putnam County, WV, Board of Education, 4%, 2025	1,000,000	1,033,010

		$7,526,554

Healthcare Revenue - Hospitals – 12.7%
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	$725,000	$694,173
Illinois Finance Authority Rev. (Edward Hospital), “A”, AMBAC, 5.5%, 2040	945,000	895,548
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 2028	450,000	448,538
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	420,000	430,643
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	410,000	405,962
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 2045	290,000	290,171
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	725,000	665,818
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	85,000	84,849
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 2039	855,000	853,743
Monongalia County, WV, Building Commission Hospital Rev. (Monongalia General Hospital), 6.5%, 2041	1,000,000	1,020,580
North Carolina Medical Care Commission Health Care Facilities Rev. (Novant Health), “A”, 4.75%, 2043	815,000	679,514
Ohio County, WV, County Commission Health System Rev. (Ohio Valley Medical Center), 5.75%, 2013	325,000	306,030
Randolph County, WV, Community Health Systems Rev. (Davis Health Systems, Inc.), AGM, 5.2%, 2021	1,000,000	1,018,720
Weirton, WV, Municipal Hospital Building, Commission Rev. (Weirton Hospital Medical Center), 6.375%, 2031	595,000	536,434
West Virginia Hospital Finance Authority, Hospital Rev. (Camden Clark Memorial Hospital), ASSD GTY, 5.875%, 2034	1,000,000	1,036,190
West Virginia Hospital Finance Authority, Hospital Rev. (Charleston Area Medical Center), “A”, ETM, 6.5%, 2023 (c)	2,000,000	2,592,000
West Virginia Hospital Finance Authority, Hospital Rev. (Health Systems Obligations), 5.75%, 2039	1,000,000	1,003,740

1

MFS West Virginia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
West Virginia Hospital Finance Authority, Hospital Rev. (Thomas Health System), 6.5%, 2038	$500,000	$463,995
West Virginia Hospital Finance Authority, Hospital Rev. (United Hospital Center, Inc.), “A”, AMBAC, 5%, 2022	2,500,000	2,544,425
West Virginia Hospital Finance Authority, Hospital Rev. (West Virginia United Health Systems), “E”, 5.625%, 2035	1,000,000	1,009,880

		$16,980,953

Industrial Revenue - Other – 0.2%
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	$350,000	$322,172

Miscellaneous Revenue - Other – 2.1%
Citizens Property Insurance Corp., “A-1”, 5%, 2020	$315,000	$319,961
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Air Cargo), 6.65%, 2025	545,000	525,298
West Virginia, Higher Education Policy Commission Rev. (Community & Technology- Capital Improvement), “A”, 5%, 2039	2,000,000	2,023,620

		$2,868,879

Sales & Excise Tax Revenue – 2.1%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057 (f)	$1,015,000	$994,253
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	635,000	658,832
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 6%, 2039	585,000	607,757
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	585,000	566,093

		$2,826,935

Single Family Housing - State – 1.4%
West Virginia Housing Development Fund Rev., “A”, 4.625%, 2032	$590,000	$564,884
West Virginia Housing Development Fund Rev., “C”, 4.75%, 2040	1,355,000	1,315,664

		$1,880,548

State & Local Agencies – 17.5%
FYI Properties Lease Rev. (Washington State Project), 5.5%, 2034	$545,000	$560,434
West Virginia Building Commission, Lease Rev. “B”, AMBAC, 5.375%, 2018	2,500,000	2,582,550
West Virginia Building Commission, Lease Rev. (WV Regional Jail), “A”, AMBAC, 5.375%, 2018	8,040,000	8,477,376
West Virginia Economic Development Authority (Correctional Juvenile & Public), “A”, NATL, 5%, 2026	2,100,000	2,164,953
West Virginia Economic Development Authority (Correctional Juvenile Safety), “A”, NATL, 5%, 2029	1,530,000	1,559,284
West Virginia Economic Development Authority, Auto Lease Rev., 5.2%, 2033	1,000,000	1,018,440
West Virginia Economic Development Authority, Auto Lease Rev. (Capitol Parking Garage), AMBAC, 5.8%, 2020	1,260,000	1,263,100
West Virginia Economic Development Authority, Department of Environmental Protection, 5.5%, 2022	2,000,000	2,101,500
West Virginia Economic Development Authority, Lease Rev. (State Office Building), 5%, 2020	1,000,000	1,016,820
West Virginia Economic Development Authority, Lease Rev. (State Office Building), “B”, NATL, 5.25%, 2025	645,000	663,899
West Virginia Economic Development Authority, Lease Rev. (State Office Building), “B”, NATL, 5.25%, 2030	1,355,000	1,384,078
West Virginia Hospital Finance Authority, Hospital Rev. (Veterans Nursing Home), 5.5%, 2034	795,000	709,959

		$23,502,393

Tax - Other – 6.2%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$160,000	$160,581
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	55,000	55,015

2

MFS West Virginia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax - Other – continued
Virgin Islands Public Finance Authority Rev. (Diageo), “A”, 6.625%, 2029	$360,000	$378,709
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2029	110,000	101,833
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2039	120,000	104,636
Virgin Islands Public Finance Authority Rev., “B”, 5%, 2025	110,000	109,659
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	390,000	366,413
West Virginia Economic Development Authority, Lottery Rev., “A”, 5%, 2040	2,000,000	2,024,400
West Virginia School Building Authority, Excess Lottery Rev., 5%, 2026	1,000,000	1,047,380
West Virginia School Building Authority, Excess Lottery Rev., 5%, 2028	750,000	778,178
West Virginia School Building Authority, Excess Lottery Rev., “B”, 5%, 2030	1,000,000	1,034,370
West Virginia School Building Authority, Rev., “A”, FGIC, 5%, 2020	2,000,000	2,155,140

		$8,316,314

Tax Assessment – 0.6%
Morgantown, WV, Tax Increment Rev., Parking Garage Project, “A”, 5%, 2033	$500,000	$459,720
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 2034	300,000	289,356

		$749,076

Tobacco – 0.9%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$185,000	$151,452
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	620,000	632,009
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	650,000	443,047

		$1,226,508

Transportation - Special Tax – 0.7%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, 4.95%, 2026	$950,000	$946,020

Universities - Colleges – 13.9%
Fairmont State College, WV, College Rev., “A”, FGIC, 5.375%, 2027	$1,500,000	$1,525,965
Fairmont State College, WV, College Rev., “A”, FGIC, 5%, 2032	1,210,000	1,222,185
Fairmont State College, WV, College Rev., “B”, FGIC, 5%, 2032	2,250,000	2,257,583
Marshall University, WV, University Rev., 5%, 2030	2,000,000	2,038,440
Puerto Rico Industrial Tourist Education (University Plaza), NATL, 5%, 2021	1,270,000	1,274,039
Shepherd University Board of Governors, WV Rev. (Residence Facilities Projects), NATL, 5%, 2035	1,675,000	1,680,812
West Virginia Department of Higher Education (Student Union James C. Wilson College), 5.125%, 2022	1,500,000	1,528,020
West Virginia Department of Higher Education, “B”, FGIC, 5%, 2029	2,000,000	2,023,280
West Virginia University, University Systems Rev. (West Virginia University), “A”, NATL, 5.5%, 2020	1,700,000	1,940,176
West Virginia University, University Systems Rev. (West Virginia University), “A”, NATL, 5.25%, 2028	2,000,000	2,182,320
West Virginia, Higher Education Facilities Rev., “B”, FGIC, 5%, 2034	1,000,000	1,003,980

		$18,676,800

Utilities - Investor Owned – 3.8%
Delaware Economic Development Authority Rev. (Indian River Power LLC), 5.375%, 2045	$585,000	$521,247
Mason County, WV, Pollution Control Rev. (Appalachian Power Co.), 5.5%, 2022	750,000	750,555
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 2020	470,000	518,589
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 2029 (b)	340,000	384,985
Pleasants County, WV, Pollution Control Rev. (Allegheny Community), “F”, 5.25%, 2037	300,000	285,615
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Rev., AMBAC, 4.9%, 2037	3,000,000	2,554,830

		$5,015,821

3

MFS West Virginia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – 1.0%
Guam Power Authority Rev., “A”, 5.5%, 2030	$325,000	$315,218
Puerto Rico Electric Power Authority, Power Rev., “XX”, 5.25%, 2040	1,085,000	1,029,372

		$1,344,590

Utilities - Other – 1.4%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	$615,000	$671,728
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	480,000	488,563
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	245,000	246,132
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	125,000	124,159
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2021	290,000	289,336

		$1,819,918

Water & Sewer Utility Revenue – 12.6%
Berkeley County, WV, Public Service Sewer District, “A”, 5%, 2047	$1,000,000	$793,880
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	2,005,000	1,987,897
Detroit, MI, Sewer Disposal System Rev., “B”, AGM, 7.5%, 2033	310,000	356,987
Fairmont, WV, Waterworks Rev., AMBAC, 5.25%, 2022	200,000	205,548
Guam Government Waterworks Authority, Water & Wastewater System Rev., 5.625%, 2040	515,000	453,257
West Virginia Water Development Authority Loan Program, “A”, AGM, 5%, 2044	2,000,000	1,967,960
West Virginia Water Development Authority Loan Program, “B”, AMBAC, 5.125%, 2024	2,140,000	2,225,900
West Virginia Water Development Authority Rev., AMBAC, 6.25%, 2020	1,000,000	1,006,180
West Virginia Water Development Authority Rev., AMBAC, 5.25%, 2023	1,000,000	1,037,460
West Virginia Water Development Authority Rev., AMBAC, 5%, 2026	2,850,000	2,905,632
West Virginia Water Development Authority, Infrastructure Rev., “A”, AMBAC, 5%, 2033	1,950,000	1,965,483
West Virginia Water Development Authority, Infrastructure Rev., “A”, AGM, 4.75%, 2045	2,000,000	1,905,700

		$16,811,884

Total Municipal Bonds		$128,532,273

Money Market Funds (v) – 3.1%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value	4,155,401	$4,155,401

Total Investments		$132,687,674

Other Assets, Less Liabilities – 1.0%		1,355,099

Net Assets – 100.0%		$134,042,773

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
CIFG	CDC IXIS Financial Guaranty
FGIC	Financial Guaranty Insurance Co.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS West Virginia Municipal Bond Fund

Supplemental Information (Unaudited) 6/30/11

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures. The following is a summary of the levels used as of June 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$128,532,273	$—	$128,532,273
Mutual Funds	4,155,401	—	—	4,155,401

Total Investments	$4,155,401	$128,532,273	$—	$132,687,674

Other Financial Instruments
Futures	$(7,705)	$—	$—	$(7,705)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$132,045,008

Gross unrealized appreciation	$2,804,677
Gross unrealized depreciation	(2,162,011)

Net unrealized appreciation (depreciation)	$642,666

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

5

MFS West Virginia Municipal Bond Fund

Supplemental Information (Unaudited) 06/30/11 - continued

(3) Derivative Contracts at 06/31/11

Futures Contracts Outstanding at 6/30/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	14	$1,712,594	September-2011	$(7,705)

At June 30, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,961,779	7,758,692	(5,565,070)	4,155,401

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$948	$4,155,401

6

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS MUNICIPAL SERIES TRUST

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: August 16, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: August 16, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 16, 2011

*	Print name and title of each signing officer under his or her signature.